                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment    _____                                             [ ]

Post-Effective Amendment   No. 7   (File No. 333-146374)                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment                  No. 8   (File No. 811-22127)                      [X]

RIVERSOURCE VARIABLE SERIES TRUST
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[X]  on May 1, 2010 pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                                  [RiverSource Investments logo]

DISCIPLINED ASSET ALLOCATION PORTFOLIOS

PROSPECTUS MAY 1, 2010

- THIS PROSPECTUS DESCRIBES FIVE FUNDS, EACH OF WHICH INVESTS IN OTHER FUNDS IN THE RIVERSOURCE FAMILY OF FUNDS. THE OBJECTIVE OF EACH FUND IS A HIGH LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK.

DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE
DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE
DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE
DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE
DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE

Each above-named Fund offers one class of shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. There is no exchange ticker symbols associated with shares of the Funds.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS

SUMMARIES OF THE FUNDS

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation

Summary of Disciplined Asset Allocation Portfolios - Conservative ..............    3
Summary of Disciplined Asset Allocation Portfolios - Moderately Conservative ...    7
Summary of Disciplined Asset Allocation Portfolios - Moderate ..................   11
Summary of Disciplined Asset Allocation Portfolios - Moderately Aggressive .....   15
Summary of Disciplined Asset Allocation Portfolios - Aggressive ................   19

MORE INFORMATION ABOUT THE FUNDS
Investment Objectives ..........................................................   23
Principal Investment Strategies of the Funds ...................................   23
Principal Risks of Investing in the Funds ......................................   26
More About Annual Fund Operating Expenses ......................................   29
Other Investment Strategies and Risks ..........................................   29
Fund Management and Compensation ...............................................   31
BUYING AND SELLING SHARES ......................................................   33
Pricing and Valuing of Fund Shares .............................................   33
Purchasing Shares ..............................................................   33
Transferring/Selling Shares ....................................................   33
Market Timing ..................................................................   34
DISTRIBUTIONS AND TAXES ........................................................   35
FINANCIAL HIGHLIGHTS ...........................................................   36
APPENDIX A: UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES ...........   A.1
APPENDIX B: UNDERLYING FUNDS -- RISKS ..........................................   B.1

Disciplined Asset Allocation Portfolio-Conservative, Disciplined Asset Allocation Portfolio-Moderately Conservative, Disciplined Asset Allocation Portfolio-Moderate, Disciplined Asset Allocation Portfolio-Moderately Aggressive and Disciplined Asset Allocation Portfolio-Aggressive are singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds." The funds in which the Funds invest are referred to as the "underlying funds" or "acquired funds." Investments by the Funds referred to herein are made through investments in underlying funds.

SUMMARIES OF THE FUNDS

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- CONSERVATIVE
(CONSERVATIVE)

INVESTMENT OBJECTIVE

The objective of the Fund is a high level of total return that is consistent with an acceptable level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Conservative

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management fees                                          0.00%
Distribution and/or service (12b-1) fees                 0.25%
Other expenses                                           0.21%
Acquired fund fees and expenses(a)                       0.63%
Total annual fund operating expenses                     1.09%
Less: Fee waiver/expense reimbursement(b)               (0.05%)
Total annual fund and acquired fund fees and expenses
   after fee waiver/expense reimbursement(a)             1.04%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year, unless sooner terminated at the sole discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers/expense reimbursements into account, the "Acquired fund fees and expense" would have been 0.66% for Conservative. The "Total annual (net) fund and acquired fund fees and expenses after fee waiver/expense reimbursement" would have been 1.07% for Conservative.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41%.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Examples include contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR   3 YEARS   5 YEARS   10 YEARS
               ------   -------   -------   --------
Conservative    $106      $342      $597     $1,329

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the

Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. After the initial allocation, the Fund's assets may be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.

ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:

                                   ASSET CLASS

                                                  Alternative
               Equity   Fixed Income   Cash   Investment Strategy
               ------   ------------   ----   -------------------
Conservative    0-40%      20-99%      0-40%         0-20%

* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities
(TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities. The target allocation range constraints are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its "funds of funds" structure. These risks are identified below.

ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund's investment objectives.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds-- Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past does not indicate how the Fund will perform in the future by calling, without charge, 1(800) 221-2450.

                          AVERAGE ANNUAL TOTAL RETURNS

2009   +16.85%

                                 (CALENDAR YEAR)

During the period shown:

-    Highest return +8.33% (quarter ended Sept. 30, 2009)

-    Lowest return -1.97% (quarter ended March 31, 2009)

-    Conservative year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED DEC. 31, 2009)

                                                                                            SINCE INCEPTION
                                                                                   1 YEAR      (5/01/08)
                                                                                   ------   ---------------
Disciplined Asset Allocation Portfolios - Conservative                             +16.85%       +1.06%
Barclays Capital U.S. Aggregate Bond Index
   (reflects no deduction for fees or expenses)                                     +5.93%       +5.42%
Blended Index (consists of 74% Barclays Capital U.S. Aggregate Bond Index, 14%
   Russell 3000 Index, 6% Morgan Stanley Capital International (MSCI), Europe,
   Australasia and Far East (EAFE) Index, and 6% Citigroup 3-month U.S. Treasury
   Bill Index) (reflects no deduction for fees or expenses)                        +10.34%       +2.12%
   Russell 3000 Index (reflects no deduction for fees or expenses)                 +28.34%      -10.39%
MSCI EAFE Index (reflects no deduction for fees or expenses)                       +32.46%      -13.31%
Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees or expenses)                                     +0.16%       +0.66%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER       TITLE                      MANAGED FUND SINCE
-----------------       -----                      ------------------
Dimitris J. Bertsimas   Senior Portfolio Manager   2008
Tao Qiu                 Portfolio Manager          2008
Colin Lundgren          Portfolio Manager          2008

BUYING AND SELLING SHARES

As a Contract, you cannot buy (nor will you own) shares of the Fund directly. You invest by buying a Contract and making allocations to the Fund. Please see your Contract prospectus that accompanies this prospectus for more information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY CONSERVATIVE (MODERATELY CONSERVATIVE)

INVESTMENT OBJECTIVE

The objective of the Fund is a high level of total return that is consistent with an acceptable level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderately Conservative

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management fees                                          0.00%
Distribution and/or service (12b-1) fees                 0.25%
Other expenses                                           0.19%
Acquired fund fees and expenses(a)                       0.64%
Total annual fund operating expenses                     1.08%
Less: Fee waiver/expense reimbursement(b)               (0.03%)
Total annual fund and acquired fund fees and expenses
   after fee waiver/expense reimbursement(a)             1.05%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year, unless sooner terminated at the sole discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers/expense reimbursements into account, the "Acquired fund fees and expense" would have been 0.67% for Moderately Conservative. The "Total annual (net) fund and acquired fund fees and expenses after fee waiver/expense reimbursement" would have been 1.08% for Moderately Conservative.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41%.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Examples include contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                          ------   -------   -------   --------
Moderately Conservative    $107      $341      $593     $1,319

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. After the initial allocation, the Fund's assets may be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.

ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:

                                   ASSET CLASS

                                                             ALTERNATIVE
                          EQUITY   FIXED INCOME   CASH   INVESTMENT STRATEGY
                          ------   ------------   ----   -------------------
MODERATELY CONSERVATIVE   15-55%      15-85%      0-30%         0-20%

* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities
(TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities. The target allocation range constraints are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its "funds of funds" structure. These risks are identified below.

ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund's investment objectives.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds-- Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past does not indicate how the Fund will perform in the future by calling, without charge, 1(800) 221-2450.

                          AVERAGE ANNUAL TOTAL RETURNS

2009   +18.93%

                                 (CALENDAR YEAR)

During the period shown:

-    Highest return +9.80% (quarter ended Sept. 30, 2009)

-    Lowest return -3.51% (quarter ended March 31, 2009)

-    Moderately Conservative year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED DEC. 31, 2009)

                                                                                            SINCE INCEPTION
                                                                                   1 YEAR      (5/01/08)
                                                                                   ------   ---------------
Disciplined Asset Allocation Portfolios - Moderately Conservative                  +18.93%       -3.43%
Barclays Capital U.S. Aggregate Bond Index
   (reflects no deduction for fees or expenses)                                     +5.93%       +5.42%
Blended Index (consists of 60% Barclays Capital U.S. Aggregate Bond Index, 25%
   Russell 3000 Index, 10% Morgan Stanley Capital International (MSCI), Europe,
   Australasia and Far East (EAFE) Index, and 5% Citigroup 3-month U.S. Treasury
   Bill Index) (reflects no deduction for fees or expenses)                        +13.96%       -0.19%
Russell 3000 Index (reflects no deduction for fees or expenses)                    +28.34%      -10.39%
MSCI EAFE Index (reflects no deduction for fees or expenses)                       +32.46%      -13.31%
Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees or expenses)                                     +0.16%       +0.66%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER       TITLE                      MANAGED FUND SINCE
-----------------       -----                      ------------------
Dimitris J. Bertsimas   Senior Portfolio Manager   2008
Tao Qiu                 Portfolio Manager          2008
Colin Lundgren          Portfolio Manager          2008

BUYING AND SELLING SHARES

As a Contract, you cannot buy (nor will you own) shares of the Fund directly. You invest by buying a Contract and making allocations to the Fund. Please see your Contract prospectus that accompanies this prospectus for more information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATE (MODERATE)

INVESTMENT OBJECTIVE

The objective of the Fund is a high level of total return that is consistent with an acceptable level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderate

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management fees                            0.00%
Distribution and/or service (12b-1) fees   0.25%
Other expenses                             0.14%
Acquired fund fees and expenses(a)         0.66%
Total annual fund operating expenses(b)    1.05%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year, unless sooner terminated at the sole discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers/expense reimbursements into account, the "Acquired fund fees and expense" would have been 0.69% for Moderate. The "Total annual (net) fund and acquired fund fees and expenses after fee waiver/expense reimbursement" would have been 1.08% for Moderate.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41%.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
Moderate    $107      $334      $580     $1,287

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. After the initial allocation, the Fund's assets may be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.

ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:

                                   ASSET CLASS

                                              ALTERNATIVE
           EQUITY   FIXED INCOME   CASH   INVESTMENT STRATEGY
           ------   ------------   ----   -------------------
MODERATE   30-70%      10-70%      0-20%         0-20%

* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities
(TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities. The target allocation range constraints are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its "funds of funds" structure. These risks are identified below.

ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund's investment objectives.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds.

Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds-- Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past does not indicate how the Fund will perform in the future by calling, without charge, 1(800) 221-2450.

                          AVERAGE ANNUAL TOTAL RETURNS

2009   +20.70%

                                 (CALENDAR YEAR)

During the period shown:

-    Highest return +11.70% (quarter ended Sept. 30, 2009)

-    Lowest return -5.54% (quarter ended March 31, 2009)

-    Moderate year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED DEC. 31, 2009)

                                                                                            SINCE INCEPTION
                                                                                   1 YEAR      (5/01/08)
                                                                                   ------   ---------------
Disciplined Asset Allocation Portfolios - Moderate                                 +20.70%       -5.26%
Barclays Capital U.S. Aggregate Bond Index
   (reflects no deduction for fees or expenses)                                     +5.93%       +5.42%
Blended Index (consists of 46% Barclays Capital U.S. Aggregate Bond Index, 35%
   Russell 3000 Index, 15% Morgan Stanley Capital International (MSCI), Europe,
   Australasia and Far East (EAFE) Index, and 4% Citigroup 3-month U.S. Treasury
   Bill Index) (reflects no deduction for fees or expenses) +17.62% -2.61%
Russell 3000 Index (reflects no deduction for fees or expenses)                    +28.34%      -10.39%
MSCI EAFE Index (reflects no deduction for fees or expenses)                       +32.46%      -13.31%
Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees or expenses)                                     +0.16%       +0.66%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER       TITLE                      MANAGED FUND SINCE
-----------------       -----                      ------------------
Dimitris J. Bertsimas   Senior Portfolio Manager   2008
Tao Qiu                 Portfolio Manager          2008
Colin Lundgren          Portfolio Manager          2008

BUYING AND SELLING SHARES

As a Contract, you cannot buy (nor will you own) shares of the Fund directly. You invest by buying a Contract and making allocations to the Fund. Please see your Contract prospectus that accompanies this prospectus for more information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY AGGRESSIVE (MODERATELY AGGRESSIVE)

INVESTMENT OBJECTIVE

The objective of the Fund is a high level of total return that is consistent with an acceptable level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderately Aggressive

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management fees                                          0.00%
Distribution and/or service (12b-1) fees                 0.25%
Other expenses                                           0.17%
Acquired fund fees and expenses(a)                       0.67%
Total annual fund operating expenses                     1.09%
Less: Fee waiver/expense reimbursement(b)               (0.01%)
Total annual fund and acquired fund fees and expenses
   after fee waiver/expense reimbursement(a)             1.08%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year, unless sooner terminated at the sole discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers/expense reimbursements into account, the "Acquired fund fees and expense" would have been 0.69% for Moderately Aggressive. The "Total annual (net) fund and acquired fund fees and expenses after fee waiver/expense reimbursement" would have been 1.10% for Moderately Aggressive.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41%.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Examples include contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
Moderately Aggressive    $110      $346      $601     $1,333

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. After the initial allocation, the Fund's assets may be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.

ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:

                                   ASSET CLASS

                                                           ALTERNATIVE
                        EQUITY   FIXED INCOME   CASH   INVESTMENT STRATEGY
                        ------   ------------   ----   -------------------
MODERATELY AGGRESSIVE   45-85%       5-55%      0-20%         0-20%

* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities
(TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities. The target allocation range constraints are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its "funds of funds" structure. These risks are identified below.

ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund's investment objectives.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds-- Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past does not indicate how the Fund will perform in the future by calling, without charge, 1(800) 221-2450.

                          AVERAGE ANNUAL TOTAL RETURNS

2009   +22.21%

                                 (CALENDAR YEAR)

During the period shown:

-    Highest return +13.03% (quarter ended Sept. 30, 2009)

-    Lowest return -6.99% (quarter ended March 31, 2009)

-    Moderately Aggressive year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED DEC. 31, 2009)

                                                                                          SINCE INCEPTION
                                                                                 1 YEAR      (5/01/08)
                                                                                 ------   ---------------
Disciplined Asset Allocation Portfolios - Moderately Aggressive                  +22.21%       -6.43%
Russell 3000 Index (reflects no deduction for fees or expenses)                  +28.34%      -10.39%
Blended Index (consists of 45% Russell 3000 Index, 32% Barclays Capital U.S.
   Aggregate Bond Index, 20% Morgan Stanley Capital
   International (MSCI), Europe, Australasia and Far East (EAFE) Index, and 3%
   Citigroup 3-month U.S. Treasury Bill Index) (reflects no deduction for fees
   or expenses)                                                                  +21.26%       -5.11%
Barclays Capital U.S. Aggregate Bond Index
   (reflects no deduction for fees or expenses)                                   +5.93%       +5.42%
MSCI EAFE Index (reflects no deduction for fees or expenses)                     +32.46%      -13.31%
Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees or expenses)                                   +0.16%       +0.66%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER       TITLE                      MANAGED FUND SINCE
-----------------       -----                      ------------------
Dimitris J. Bertsimas   Senior Portfolio Manager   2008
Tao Qiu                 Portfolio Manager          2008
Colin Lundgren          Portfolio Manager          2008

BUYING AND SELLING SHARES

As a Contract, you cannot buy (nor will you own) shares of the Fund directly. You invest by buying a Contract and making allocations to the Fund. Please see your Contract prospectus that accompanies this prospectus for more information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

SUMMARY OF DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- AGGRESSIVE (AGGRESSIVE)

INVESTMENT OBJECTIVE

The objective of the Fund is a high level of total return that is consistent with an acceptable level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Aggressive

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management fees                                          0.00%
Distribution and/or service (12b-1) fees                 0.25%
Other expenses                                           0.32%
Acquired fund fees and expenses(a)                       0.69%
Total annual fund operating expenses                     1.26%
Less: Fee waiver/expense reimbursement(b)               (0.16%)
Total annual fund and acquired fund fees and expenses
   after fee waiver/expense reimbursement(a)             1.10%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year, unless sooner terminated at the sole discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers/expense reimbursements into account, the "Acquired fund fees and expense" would have been 0.70% for Aggressive. The "Total annual (net) fund and acquired fund fees and expenses after fee waiver/expense reimbursement" would have been 1.11% for Aggressive

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41%.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Examples include contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR   3 YEARS   5 YEARS   10 YEARS
             ------   -------   -------   --------
Aggressive    $112      $384      $677     $1,514

This Example does not reflect the charges or expenses that apply to the subaccounts or the contracts. If such charges or expenses had been included, your costs set forth above would have been higher.

PORTFOLIO TURNOVER

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolios). An underlying fund's higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which

RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for the Fund. By investing in several underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. After the initial allocation, the Fund's assets may be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes and within asset classes.

ASSET CLASS ALLOCATION. The investment manager will manage the Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth below are intended to promote diversification between the asset classes in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

Under normal market conditions*, the Fund intends to invest in each asset class within the following target asset allocation ranges:

                                   ASSET CLASS

                                                ALTERNATIVE
             EQUITY   FIXED INCOME   CASH   INVESTMENT STRATEGY
             ------   ------------   ----   -------------------
AGGRESSIVE   60-89%       0-40%      0-20%         0-20%

* Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified above. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities
(TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities. The target allocation range constraints are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its "funds of funds" structure. These risks are identified below.

ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund's investment objectives.

AFFILIATED FUND RISK. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

ALLOCATION RISK. The risk that the investment manager's evaluations regarding asset classes or underlying funds and the Fund's allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under "More Information about the Funds-- Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds." A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart; and

o how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past does not indicate how the Fund will perform in the future by calling, without charge, 1(800) 221-2450.

                          AVERAGE ANNUAL TOTAL RETURNS

2009   +23.82%

                                 (CALENDAR YEAR)

During the period shown:

-    Highest return +14.14% (quarter ended Sept. 30, 2009)

-    Lowest return -8.06% (quarter ended March 31, 2009)

-    Aggressive year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDED DEC. 31, 2009)

                                                                                         SINCE INCEPTION
                                                                                1 YEAR      (5/01/08)
                                                                                ------   ---------------
Disciplined Asset Allocation Portfolios - Aggressive                            +23.82%       -7.78%
Russell 3000 Index (reflects no deduction for fees or expenses)                 +28.34%      -10.39%
Blended Index (consists of 56% Russell 3000 Index, 24% Morgan Stanley Capital
   International (MSCI), Europe, Australasia and Far East (EAFE) Index,
   18% Barclays Capital U.S. Aggregate Bond Index, and 2% Citigroup 3-month
   U.S. Treasury Bill Index) (reflects no deduction for fees or expenses)       +24.85%       -7.66%
Barclays Capital U.S. Aggregate Bond Index
   (reflects no deduction for fees or expenses)                                  +5.93%       +5.42%
MSCI EAFE Index (reflects no deduction for fees or expenses)                    +32.46%      -13.31%
Citigroup 3-Month U.S. Treasury Bill Index
   (reflects no deduction for fees or expenses)                                  +0.16%       +0.66%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER       TITLE                      MANAGED FUND SINCE
-----------------       -----                      ------------------
Dimitris J. Bertsimas   Senior Portfolio Manager   2008
Tao Qiu                 Portfolio Manager          2008
Colin Lundgren          Portfolio Manager          2008

BUYING AND SELLING SHARES

As a Contract, you cannot buy (nor will you own) shares of the Fund directly. You invest by buying a Contract and making allocations to the Fund. Please see your Contract prospectus that accompanies this prospectus for more information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT THE FUNDS

INVESTMENT OBJECTIVES

The objective of each fund is a high level of total return that is consistent with an acceptable level of risk. The following paragraphs highlight the objectives and compare each fund's levels of risk and potential for return relative to one another.

     DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- CONSERVATIVE (CONSERVATIVE) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter term investment horizon.

     DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY CONSERVATIVE (MODERATELY CONSERVATIVE) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.

     DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATE (MODERATE) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

     DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY AGGRESSIVE (MODERATELY AGGRESSIVE) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

     DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- AGGRESSIVE (AGGRESSIVE) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer term investment horizon.

Because any investment involves risk, there is no assurance a Fund's objective can be achieved. Only shareholders can change the Fund's objective.

Conservative, Moderately Conservative, Moderate, Moderately Aggressive and Aggressive are singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds." The funds in the RiverSource Family of Funds in which the Funds invest are referred to as the underlying funds. Investments referred to above are made through investments in underlying funds.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF A FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Funds are intended for investors who have an objective of achieving a high level of total return, but prefer to have investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. Each Fund's asset allocation is expected to be different based on its different risk profile, as discussed under "Objectives." After the initial allocation, the Fund's assets may be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes, as set forth in Table 1, and within asset classes, as set forth in Table 2.

ASSET CLASS ALLOCATION. The investment manager will manage each Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 1 are intended to promote diversification between the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.

                       TABLE 1. ASSET CLASS RANGES BY FUND

                                   ASSET CLASS
          (TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET CONDITIONS)*

                                                             ALTERNATIVE
FUND                      EQUITY   FIXED INCOME   CASH   INVESTMENT STRATEGY
----                      ------   ------------   ----   -------------------
Conservative               0-40%      20-99%      0-40%         0-20%
Moderately Conservative   15-55%      15-85%      0-30%         0-20%
Moderate                  30-70%      10-70%      0-20%         0-20%
Moderately Aggressive     45-85%       5-55%      0-20%         0-20%
Aggressive                60-99%       0-40%      0-20%         0-20%

* Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Funds, seeking to achieve each Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/growth, U.S. small and mid cap equities and international equities. The target allocation range constraints set forth in Table 2 are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.

                   TABLE 2. INVESTMENT CATEGORY RANGES BY FUND

                                                                   DISCIPLINED ASSET ALLOCATION PORTFOLIOS
  ASSET CLASS                                           (Target Allocation Range -- Under Normal Market Conditions)**
(Target Ranges                                          -------------------------------------------------------------
 Set Forth In     INVESTMENT     ELIGIBLE UNDERLYING                    MODERATELY             MODERATELY
   Table 1)        CATEGORY             FUND*            CONSERVATIVE  CONSERVATIVE  MODERATE  AGGRESSIVE  AGGRESSIVE
--------------  -------------  -----------------------   ------------  ------------  --------  ----------  ----------
EQUITY          U.S. Large     RiverSource Disciplined       0-30%         0-40%       0-50%      0-54%       0-54%
                Cap Value/     Equity Fund
                Growth
                               RiverSource Disciplined       0-30%         0-40%       0-50%      0-54%       0-54%
                               Large Cap Growth Fund

                               RiverSource Disciplined       0-30%         0-40%       0-50%      0-54%       0-54%
                               Large Cap Value Fund

                U.S. Small     RiverSource Disciplined       0-22%         0-24%       0-25%      0-27%       0-28%
                /Mid Cap       Small and Mid Cap
                Equities       Equity Fund

                International  RiverSource Disciplined       0-30%         0-40%       0-50%      0-54%       0-54%
                Equities       International Equity
                               Fund

FIXED INCOME    TIPS           RiverSource Inflation         0-27%         0-26%       0-24%      0-23%       0-22%
                               Protected Securities
                               Fund

                U.S.           RiverSource Diversified       0-54%         0-54%       0-50%      0-41%       0-32%
                Investment     Bond Fund
                Grade Bonds

                High Yield     RiverSource High Yield        0-27%         0-26%       0-24%      0-23%       0-22%
                Bonds          Bond Fund

                International  RiverSource Global Bond       0-27%         0-26%       0-24%      0-23%       0-22%
                Bonds          Fund

                Emerging       RiverSource Emerging          0-27%         0-26%       0-24%      0-23%       0-22%
                Markets Bonds  Markets Bond Fund

CASH            Cash           RiverSource Cash              0-40%         0-30%       0-20%      0-20%       0-20%
                               Management Fund

ALTERNATIVE                    RiverSource Absolute          0-20%         0-20%       0-20%      0-20%       0-20%
INVESTMENT                     Return Currency and
STRATEGIES                     Income Fund

* A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the SAI. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

** Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.

RiverSource Investments may modify the underlying fund allocations within ranges or, subject to approval of the Fund's Board of Trustees (Board), may modify the range of asset class allocations.

A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. RiverSource Investments seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the assets of the Funds among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to each Fund's Board on the steps it has taken to manage any potential conflicts.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These are identified below.

     ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objectives.

     UNDERLYING FUND SELECTION RISK. The risk that the investment manager's evaluations regarding asset class or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

     QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. By investing in many underlying funds, the Funds have exposure to the risks of many different areas of the market. Additionally, because each Fund is structured with a different risk/return profile, the risks set forth below are typically greater for Moderate relative to Conservative, and greater still for Aggressive relative to both Moderate and Conservative. For example, if you invest in Aggressive, you will typically have greater exposure to the risks set forth below. A description of the more common risks to which the underlying funds (and thus, the Funds) would be subjected are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

     ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

     COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

     CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt instrument will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If the underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

     DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

     Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

     Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

     Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

     Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

     Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

     Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

     NON- DIVERSIFICATION RISK. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund's performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

     RISKS OF FOREIGN INVESTING. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

     Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

     Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

     Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

     Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

     GEOGRAPHIC CONCENTRATION RISK. Certain underlying funds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, certain underlying funds may be more volatile than a more geographically diversified fund.

     INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

     INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

     ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

     MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

     PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

     QUANTITATIVE MODEL RISK. Certain underlying funds employ quantitative methods that may result in performance different form the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable these underlying funds to achieve their objective.

     SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with the "Fees and Expenses of the Fund" that appears in each Summary of the Fund.

Calculation of Annual Fund Operating Expenses. You may pay Funds' fees and expenses if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Funds. By investing in a Fund, you will incur not only the expenses of the Fund, but also a proportionate share of the expenses of the underlying fund held by the Fund.

Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available to certain institutional investors.

Your annuity contract or life insurance policy may impose fees and sales charges, which are disclosed in your separate annuity contract or life insurance policy prospectus. These additional fees or sales charges may increase overall expenses.

Annual fund (and underlying fund) operating expenses incurred during a Fund's (or an underlying fund's) most recently completed fiscal year, and are expressed as a percentage (expense ratio) of a Fund's (or an underlying fund's) average net assets during the period. The expense ratios are adjusted to reflect a Fund's (or an underlying fund's) current fee arrangements, but are not adjusted to reflect a Fund's (or an underlying fund's)average net assets as of a different period or point in time, as a Fund's (or an underlying fund's) asset levels will fluctuate. In general, a fund's operating expenses will increase as its assets decrease, such that a Fund's actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of a decrease in a Fund's assets in the current fiscal year.

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds-of-Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision, past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund's Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund's SA, its annual and semiannual reports as well as Appendix A and Appendix B.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. To the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities in pursuit of a Fund's objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses of the Fund" that appears in the Summary of the Fund, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders as ordinary income or capital gain when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION
INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before certain fixed income funds may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

The Fund does not pay RiverSource Investments a direct management fee for managing its assets. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's semiannual shareholder report for the period ended June 30, 2009.

Portfolio Manager(s). Dimitris J. Bertsimas leads the team that determines each Fund's investment allocation in the various asset classes and investment categories. Tao Qiu supports the determination of allocations among the equity investment categories. Colin J. Lundgren supports the determination of allocations among the fixed and cash investment categories.

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

-    Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

-    MS and Ph.D., MIT.

Tao Qiu, CFA, Portfolio Manager

-    Managed the Fund since 2008.

-    Joined RiverSource Investments in 2004.

-    Began investment career in 2001.

-    B.S., MIT.

Colin J. Lundgren, CFA, Portfolio Manager

-    Managed the Fund since 2008.

-    Vice President, Institutional Fixed Income.

-    Joined RiverSource Investments in 1986.

-    Began investment career in 1989.

-    BA, Lake Forest College.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Funds' investment manager, RiverSource Investments and its affiliates also receive compensation for providing services to the Funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor), provides underwriting and distribution services to the Funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor uses these fees to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund." More information on how these fees are used is set forth in the SAI.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the Funds. The Funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund." RiverSource Service Corporation may pay a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders (contract owners).

The SAI provides additional information about the services provided for the agreements set forth above.

PAYMENTS TO RIVERSOURCE LIFE INSURANCE COMPANY AND RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

The RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). RiverSource Investments and its affiliates make or support payments out of their own resources to the Companies as a result of the Companies including these Funds as investment options in the products. These allocations may be significant. In addition, employees of Ameriprise Financial and its affiliates, including employees of the Companies, may be separately incented to include the Fund in the product, as employee compensation and business unit operating goals at all levels are tied to the company's success. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from sponsors of unaffiliated funds or allocation from RiverSource Investments and its affiliates varies, and may be significant. The amount of the payment or allocation the Companies receive from a Fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the Funds. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the Funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Fund may serve as the underlying investments for both variable annuity contracts and variable life insurance policies of the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company's separate accounts might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Affiliated Products. RiverSource Investments seeks to balance potential conflicts between the Funds and the underlying funds in which they invest. For example, a Fund may seek to minimize the impact of its purchase and redemption of shares of the underlying funds, which may cause the underlying funds to incur transactions costs by implementing such transactions over a reasonable time frame. This delay may result in the Fund paying more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the Fund's assets among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments reports to the Funds' Board on the steps it has taken to manage any potential conflicts.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

BUYING AND SELLING SHARES
PRICING AND VALUING OF FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of a Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. The underlying funds' securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of investments held by an underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The underlying funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the underlying fund's shares may change on days when shareholders will not be able to purchase or sell the underlying fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING

The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Funds' Board has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of a Fund.

With respect to the underlying funds, short-term trading and other so-called market timing practices are frequent trading practices by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs. The assets of the Funds consist primarily of shares of the underlying funds. The underlying funds may be more susceptible to the risks of market timing. Underlying funds that invest in securities that trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a Fund's NAV is calculated. To the extent that an underlying fund has significant holdings of small cap stocks, foreign securities, floating rate loans or high yield bonds, the risks of market timing may be greater for the fund than for other funds. See Appendix A for a list of underlying funds' investment strategies. See "Pricing and Valuing of Fund Shares" for a discussion of the funds' policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing. The funds' Board has adopted a policy that is designed to detect and deter market timing that may be harmful to the funds. Each underlying fund seeks to enforce this policy through its service providers as follows:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial intermediaries in applying similar restrictions on the subaccounts of their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

DISTRIBUTIONS AND TAXES

The Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders.

REINVESTMENTS

Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The returns do not reflect the expenses that apply to subaccounts or contracts. Inclusion of these charges would reduce total return for all periods shown. The information for the fiscal periods ended on or after 2008 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with each Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request.

APPENDIX A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.

UNDERLYING FUNDS                   INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------   ---------------------------------------------------------
EQUITY FUNDS

RiverSource Disciplined            The Fund seeks to provide shareholders with long-term
Equity Fund                        capital growth. Under normal market conditions, at least
                                   80% of the Fund's net assets are invested in equity
                                   securities of companies listed on U.S. exchanges with
                                   market capitalizations greater than $5 billion at the
                                   time of purchase.

RiverSource Disciplined            The Fund seeks to provide shareholders with long-term
International Equity Fund          capital growth. Under normal market conditions, at least
                                   80% of the Fund's assets will be invested in equity
                                   securities of foreign issuers or in instruments that
                                   provide exposure to foreign equity markets. The Fund may
                                   invest in securities of or instruments that provide
                                   exposure to both developed and emerging markets issuers.

RiverSource Disciplined            The Fund seeks to provide shareholders with long-term
Large Cap Growth Fund              capital growth. Under normal market conditions, at least
                                   80% of the Fund's net assets are invested in equity
                                   securities of companies with market capitalizations of
                                   over $5 billion at the time of purchase or that are
                                   within the capitalization range of companies in the
                                   Russell 1000(R) Growth Index at the time of purchase.

RiverSource Disciplined            The Fund seeks to provide shareholders with long-term
Large Cap Value Fund               capital growth. Under normal market conditions, at least
                                   80% of the Fund's net assets will be invested in equity
                                   securities of companies with market capitalization of
                                   over $5 billion at the time of purchase or that are
                                   within the capitalization range of companies in the
                                   Russell 1000(R) Value Index at the time of purchase.

RiverSource Disciplined            The Fund seeks to provide shareholders with long-term
Small and Mid Cap Equity           capital growth. Under normal market conditions, at least
Fund                               80% of the Fund's net assets are invested in equity
                                   securities of companies with market capitalizations of up
                                   to $5 billion or that fall within the range of companies
                                   that comprise the Russell 2500(TM) Index (the Index) at the time of investment. The market capitalization range and
                                   composition of the Index is subject to change. Up to 25%
                                   of the Fund's net assets may be invested in foreign
                                   investments.

FIXED INCOME FUNDS

RiverSource Diversified            The Fund seeks to provide shareholders with a high level
Bond Fund                          of current income while conserving the value of the
                                   investment for the longest period of time.

                                   Under normal market conditions, the Fund invests at least
                                   80% of it net assets in bonds and other debt securities.
                                   At least 50% of the Fund's net assets will be invested in
                                   securities like those included in the Barclays Capital
                                   U.S. Aggregate Bond Index, which are investment grade and
                                   denominated in U.S. dollars. The Index includes
                                   securities issued by the U.S. government, corporate
                                   bonds, and mortgage- and asset-backed securities.
                                   Although the Fund emphasizes high- and medium-quality
                                   debt securities, it will assume some credit risk in an
                                   effort to achieve higher yield and/or capital
                                   appreciation by buying lower-quality (junk) bonds. Up to
                                   25% of the Fund's net assets may be invested in foreign
                                   investments, which may include investments in emerging
                                   markets.

RiverSource Emerging               The Fund seeks to provide shareholders with high total
Markets Bond Fund                  return through current income and,

                                   secondarily, through capital appreciation. The Fund is a
                                   non-diversified fund that invests primarily in fixed
                                   income securities of emerging markets issuers. Emerging
                                   markets include any country determined to have an
                                   emerging market economy. Emerging markets include any
                                   country that is not defined by the World Bank as a High
                                   Income OECD country. The OECD (Organization for Economic
                                   Co-operation and Development) is a group of 30 member
                                   countries sharing a commitment to democratic government
                                   and the market economy. Under normal market conditions,
                                   at least 80% of the Fund's net assets will be invested in
                                   fixed income securities of issuers that are located in
                                   emerging markets countries, or that earn 50% or more of
                                   their total revenues from goods or services produced in
                                   emerging markets countries or from sales made in emerging
                                   markets countries. Such securities may be denominated in
                                   either non-U.S. currencies or the U.S. dollar. While the
                                   Fund may invest 25% or more of its total
                                   assets in the securities of foreign governmental and
                                   corporate entities located in the same country, it will
                                   not invest 25% or more of its total assets in any single
                                   foreign government issuer. Emerging market fixed income
                                   securities are generally rated in the lower rating
                                   categories of recognized rating agencies or considered by
                                   the investment manager to be of comparable quality. These
                                   lower quality fixed income securities are often called
                                   "junk bonds." The Fund may invest up to 100% of its
                                   assets in these lower rated securities.

RiverSource Global Bond            The Fund seeks to provide shareholders with high total
Fund                               return through income and growth of capital. The Fund is
                                   a non-diversified mutual fund that invests primarily in
                                   debt obligations of U.S. and foreign issuers. Under
                                   normal market conditions, at least 80% of the Fund's net
                                   assets will be invested in investment-grade corporate or
                                   government debt obligations, including money market
                                   instruments, of issuers located in at least three
                                   different countries. Although the Fund emphasizes high
                                   and medium-quality debt securities, it may assume some
                                   credit risk in seeking to achieve higher dividends and/or
                                   capital appreciation by buying below investment-grade
                                   bonds (junk bonds).

RiverSource High Yield             The Fund seeks to provide shareholders with high current
Bond Fund                          income as its primary objective and, as its secondary
                                   objective, capital growth. Under normal market
                                   conditions, the Fund will invest at least 80% of its net
                                   assets in high-yield debt instruments (commonly referred
                                   to as "junk"). These high yield debt instruments include
                                   corporate debt securities as well as bank loans rated
                                   below investment grade by a nationally recognized
                                   statistical rating organization, or if unrated,
                                   determined to be of comparable quality. Up to 25% of the
                                   Fund may be invested in high yield debt instruments of
                                   foreign issuers. Corporate debt securities in which the
                                   Fund invests are typically unsecured, with a fixed-rate
                                   of interest, and are usually issued by companies or
                                   similar entities to provide financing for their
                                   operations, or other activities. Bank loans (which may
                                   commonly be referred to as "floating rate loans"), which
                                   are another form of financing, are typically secured,
                                   with interest rates that adjust or "float" periodically
                                   (normally on a daily, monthly, quarterly or semiannual
                                   basis by reference to a base lending rate, such as LIBOR
                                   (London Interbank Offered Rate), plus a premium). Secured
                                   debt instruments are ordinarily secured by specific
                                   collateral or assets of the issuer or borrower such that
                                   holders of these instruments will have claims senior to
                                   the claims of other parties who hold unsecured
                                   instruments.

RiverSource Inflation              The Fund seeks to provide shareholders with total return
Protected Securities Fund          that exceeds the rate of inflation over the long-term.
                                   The Fund is a non-diversified fund that, under normal
                                   market conditions, invests at least 80% of its net assets
                                   in inflation-protected debt securities. These securities
                                   include inflation-indexed bonds of varying maturities
                                   issued by the U.S. and non-U.S. governments, their
                                   agencies or instrumentalities, and corporations. The Fund
                                   currently intends to focus on inflation-protected debt
                                   securities issued by the U.S. Treasury. The Fund invests
                                   only in securities rated investment grade.
                                   Inflation-protected securities are designed to protect
                                   the future purchasing power of the money invested in
                                   them. The value of the bond's principal or
                                   the interest income paid on the bond is adjusted to track
                                   changes in an official

                                   inflation measure. For example, the U.S. Treasury uses
                                   the Consumer Price Index for Urban Consumers
                                   (nonseasonally adjusted) as the inflation measure.

MONEY MARKET FUNDS

RiverSource Cash Management Fund   The Fund seeks to provide shareholders with maximum
                                   current income consistent with liquidity and stability of
                                   principal. The Fund's assets primarily are invested in
                                   money market instruments, such as marketable debt
                                   obligations issued by corporations or the U.S. government
                                   or its agencies, bank certificates of deposit, bankers'
                                   acceptances, letters of credit, and commercial paper,
                                   including asset-backed commercial paper. The Fund may
                                   invest more than 25% of its total assets in money market
                                   instruments issued by U.S. banks, U.S. branches of
                                   foreign banks and U.S. government securities.
                                   Additionally, the Fund may invest up to 35% of its total
                                   assets in U.S. dollar-denominated foreign investments.

ALTERNATIVE INVESTMENT
STRATEGIES

RiverSource Absolute               The Fund seeks to provide shareholders with positive
Return Currency and                absolute return. Under normal market conditions, the Fund
Income Fund                        will invest at least 80% of its net assets (including any
                                   borrowings for investment purposes) in short-duration
                                   debt obligations (or securities that invest in such debt
                                   obligations, including an affiliated money market fund)
                                   and forward foreign currency contracts. It is expected
                                   that the gross notional value of the Fund's forward
                                   foreign currency contracts will be equivalent to at least
                                   80% of the Fund's net assets.

APPENDIX B
UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

RISK TYPE / FUND(S)             DESCRIPTION
-----------------------------   ------------------------------------------------------
ACTIVE MANAGEMENT RISK          The Fund is actively managed and its performance
RiverSource Absolute Return     therefore will reflect in part the ability of the
Currency and Income Fund        portfolio managers to select securities and to make
RiverSource Disciplined         investment decisions that are suited to achieving the
Equity Fund                     Fund's investment objective. Due to its active
RiverSource Disciplined         management, the Fund could underperform other mutual
International Equity Fund       funds with similar investment objectives.
RiverSource Disciplined Large
Cap Growth Fund
RiverSource Disciplined Large
Cap Value Fund
RiverSource Disciplined Small
and Mid Cap Equity Fund
RiverSource Diversified Bond
Fund
RiverSource Emerging Markets
Bond Fund
RiverSource Global Bond Fund
RiverSource High Yield Bond
Fund
RiverSource Inflation
Protected Securities Fund

ACTIVE MANAGEMENT RISK          The Fund is actively managed and its performance
RiverSource Cash Management     therefore will reflect in part the ability of the
Fund                            portfolio managers to select securities and to make
                                investment decisions that are suited to achieving the
                                Fund's investment objective. Due to its active
                                management, the Fund could underperform other money
                                market funds.

CONCENTRATION RISK              Investments that are concentrated in a particular
RIVERSOURCE ABSOLUTE RETURN     issuer, geographic region, or sector will make the
CURRENCY AND INCOME FUND        fund's portfolio value more susceptible to the events
RIVERSOURCE CASH MANAGEMENT     or conditions impacting the issuer, geographic region,
FUND                            or sector.  Because of the fund's concentration, the
                                fund's overall value may decline to a greater degree
                                than if the fund held a less concentrated portfolio.
                                The more a fund diversifies, the more it spreads risk.
                                For example, if the affiliated money market fund
                                concentrates its investments in banks, the value of
                                these investments may be adversely affected by
                                economic or regulatory developments in the banking
                                industry.

COUNTERPARTY RISK               The risk that a counterparty to a financial instrument
RiverSource Absolute Return     entered into by the Fund or held by special purpose or
Currency and Income Fund        structured vehicle becomes bankrupt or otherwise fails
RiverSource High Yield Bond     to perform its obligations due to financial
Fund                            difficulties. The Fund may experience significant
                                delays in obtaining any recovery in a bankruptcy or
                                other reorganization proceeding. The Fund may obtain
                                only limited recovery or may obtain no recovery in
                                such circumstances. The Fund will typically enter into
                                financial instrument transactions with counterparties
                                whose credit rating is investment grade, or, if
                                unrated, determined to be of comparable quality by the
                                investment manager.

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
RISK TYPE / FUND(S)             DESCRIPTION
-----------------------------   ------------------------------------------------------
CREDIT RISK                     Credit risk is the risk that the issuer of a security,
RiverSource Diversified Bond    or the counterparty to a contract, will default or
Fund                            otherwise become unable or unwilling to honor a
RiverSource Global Bond Fund    financial obligation, such as payments due on a bond
                                or a note. If the Fund purchases unrated securities,
                                or if the rating of a security is reduced after
                                purchase, the Fund will depend on the investment
                                manager's analysis of credit risk more heavily than
                                usual. Non-investment grade securities, commonly
                                called "high-yield" or "junk" bonds, may react more to
                                perceived changes in the ability of the issuing entity
                                or obligor to pay interest and principal when due than
                                to changes in interest rates. Non-investment grade
                                securities have greater price fluctuations and are
                                more likely to experience a default than investment
                                grade bonds.

CREDIT RISK                     Credit risk is the risk that the issuer of a security,
RiverSource Absolute Return     or the counterparty to a contract, will default or
Currency and Income Fund        otherwise become unable or unwilling to honor a
RiverSource Cash Management     financial obligation, such as payments due on a bond
Fund                            or a note. If the Fund purchases unrated securities,
                                or if the rating of a security is reduced after
                                purchase, the Fund will depend on the investment
                                manager's analysis of credit risk more heavily than
                                usual.

CREDIT RISK                     Credit risk is the risk that the issuer of a security,
RiverSource Emerging Markets    or the counterparty to a contract, will default or
Bond Fund                       otherwise become unable or unwilling to honor a
                                financial obligation, such as payments due on a bond
                                or a note. If the Fund purchases unrated securities,
                                or if the rating of a security is reduced after
                                purchase, the Fund will depend on the investment
                                manager's analysis of credit risk more heavily than
                                usual. Non-investment grade securities, commonly
                                called "high-yield" or "junk" bonds, may react more to
                                perceived changes in the ability of the issuing entity
                                to pay interest and principal when due than to changes
                                in interest rates. Non-investment grade securities
                                have greater price fluctuations and are more likely to
                                experience a default than investment grade bonds. In
                                addition, investments in emerging markets debt
                                obligations also are subject to increased credit risk
                                because of the difficulties of requiring foreign
                                entities, including issuers of sovereign debt
                                obligations, to honor their contractual commitments,
                                and because a number of emerging markets governments
                                and other issuers are already in default.

CREDIT RISK                     Credit risk is the risk that the borrower of a loan or
RiverSource High Yield Bond     the issuer of another debt security will default or
Fund                            otherwise become unable or unwilling to honor a
                                financial obligation, such as payments due on a loan.
                                Rating agencies assign credit ratings to certain loans
                                and other debt securities to indicate their credit
                                risk. The price of a loan or other debt security
                                generally will fall if the borrower or the issuer
                                defaults on its obligation to pay principal or
                                interest, the rating agencies downgrade the borrower's
                                or the issuer's credit rating or other news affects
                                the market's perception of the borrower's or the
                                issuer's credit risk. If the issuer of a floating rate
                                loan declares or is declared bankrupt, there may be a
                                delay before the Fund can act on the collateral
                                securing the loan, which may adversely affect the
                                Fund. Further, there is a risk that a court could take
                                action with respect to a floating rate loan adverse to
                                the holders of the loan, such as invalidating the
                                loan, the lien on the collateral, the priority status
                                of the loan, or ordering the refund of interest
                                previously paid by the borrower. Any such actions by a
                                court could adversely affect the Fund's performance.
                                If the Fund purchases unrated loans or other debt
                                securities, or if the rating of a loan or security is
                                reduced after purchase, the Fund will depend on the
                                investment manager's analysis of credit risk more
                                heavily than usual. Non-investment grade loans or
                                securities, commonly called "high-yield" or "junk,"
                                may react more to perceived changes in the ability of
                                the borrower or issuing entity to pay interest and
                                principal when due than to changes in interest rates.
                                Non-investment grade loans or securities have greater
                                price fluctuations and are more likely to experience a
                                default than investment grade loans or securities. A
                                default or expected default of a floating rate loan
                                could also make it difficult for the Fund to sell the
                                loan at a price approximating the value previously
                                placed on it.

CREDIT RISK                     Credit risk is the risk that fixed-income securities
RiverSource Inflation           in the fund's portfolio will decline in price or fail
Protected Securities Fund       to pay interest or repay principal when due because
                                the issuer of the security or the counterparty to a
                                contract will default or otherwise become unable or
                                unwilling to honor its financial obligations.

RISK TYPE / FUND(S)             DESCRIPTION
-----------------------------   ------------------------------------------------------
DERIVATIVES RISK                Derivatives are financial instruments that have a
RiverSource Absolute Return     value which depends upon, or is derived from, the
Currency and Income Fund        value of something else, such as one or more
RiverSource Disciplined         underlying securities, pools of securities, options,
Equity Fund                     futures, indexes or currencies. Losses involving
RiverSource Disciplined         derivative instruments may be substantial, because a
International Equity Fund       relatively small price movement in the underlying
RiverSource Disciplined Large   security(ies), instrument, currency or index may
Cap Growth Fund                 result in a substantial loss for the Fund. In addition
RiverSource Disciplined Large   to the potential for increased losses, the use of
Cap Value Fund                  derivative instruments may lead to increased
RiverSource Disciplined Small   volatility within the Fund. Derivative instruments in
and Mid Cap Equity Fund         which the Fund invests will typically increase the
RiverSource Diversified Bond    Fund's exposure to Principal Risks to which it is
Fund                            otherwise exposed, and may expose the Fund to
RiverSource Emerging Markets    additional risks, including correlation risk,
Bond Fund                       counterparty credit risk, hedging risk, leverage risk,
RiverSource Global Bond Fund    and liquidity risk.
RiverSource High Yield Bond
Fund                            Correlation risk is related to hedging risk and is the
RiverSource Inflation           risk that there may be an incomplete correlation
Protected Securities Fund       between the hedge and the opposite position, which may
                                result in increased or unanticipated losses.
                                Counterparty credit risk is the risk that a
                                counterparty to the derivative instrument becomes
                                bankrupt or otherwise fails to perform its obligations
                                due to financial difficulties, and the Fund may obtain
                                no recovery of its investment or may only obtain a
                                limited recovery, and any recovery may be delayed.

                                Hedging risk is the risk that derivative instruments
                                used to hedge against an opposite position may offset
                                losses, but they may also offset gains. There is no
                                guarantee that a hedging strategy will eliminate the
                                risk which the hedging strategy is intended to offset,
                                which may lead to losses within the Fund.

                                Leverage risk is the risk that losses from the
                                derivative instrument may be greater than the amount
                                invested in the derivative instrument.

                                Liquidity risk is the risk that the derivative
                                instrument may be difficult or impossible to sell or
                                terminate, which may cause the Fund to be in a
                                position to do something the investment manager would
                                not otherwise choose, including accepting a lower
                                price for the derivative instrument, selling other
                                investments or foregoing another, more appealing
                                investment opportunity. Derivative instruments which
                                are not traded on an exchange, including, but not
                                limited to, forward contracts, swaps and
                                over-the-counter options, may have increased liquidity
                                risk.

                                Certain derivatives have the potential for unlimited
                                losses, regardless of the size of the initial
                                investment. See the SAI for more information on
                                derivative instruments and related risks.

FOREIGN CURRENCY RISK           The Fund's exposure to foreign currencies subjects the
RiverSource Absolute Return     Fund to constantly changing exchange rates and the
Currency and Income Fund        risk that those currencies will decline in value
                                relative to the U.S. dollar, or, in the case of short
                                positions, that the U.S. dollar will decline in value
                                relative to the currency being sold forward. Currency
                                rates in foreign countries may fluctuate significantly
                                over short periods of time for a number of reasons,
                                including changes in interest rates and economic or
                                political developments in the U.S. or abroad. As a
                                result, the Fund's exposure to foreign currencies may
                                reduce the returns of the Fund. Trading of foreign
                                currencies also includes the risk of clearing and
                                settling trades which, if prices are volatile, may be
                                difficult.

GEOGRAPHIC CONCENTRATION RISK   The Fund may be particularly susceptible to economic,
RiverSource Absolute Return     political, regulatory or other events or conditions
Currency and Income Fund        affecting companies and countries within the specific
RiverSource Emerging Markets    geographic region in which the Fund focuses its
Bond Fund                       investments. Currency devaluations could occur in
RiverSource Global Bond Fund    countries that have not yet experienced currency
                                devaluation to date, or could continue to occur in
                                countries that have already experienced such
                                devaluations. As a result, the Fund may be more
                                volatile than a more geographically diversified fund.

RISK TYPE / FUND(S)             DESCRIPTION
-----------------------------   ------------------------------------------------------
HIGHLY LEVERAGED                The high yield debt instruments in which the Fund
TRANSACTIONS RISK               invests substantially consist of transactions
RIVERSOURCE HIGH YIELD BOND     involving refinancings, recapitalizations, mergers and
FUND                            acquisitions and other financings for general
                                corporate purposes. The Fund's investments also may
                                include senior obligations of a borrower issued in
                                connection with a restructuring pursuant to Chapter 11
                                of the U.S. Bankruptcy Code (commonly known as
                                "debtor-in-possession" financings), provided that such
                                senior obligations are determined by the Fund's
                                investment manager upon its credit analysis to be a
                                suitable investment by the Fund. In such highly
                                leveraged transactions, the borrower assumes large
                                amounts of debt in order to have the financial
                                resources to attempt to achieve its business
                                objectives. Such business objectives may include but
                                are not limited to: management's taking over control
                                of a company (leveraged buy-out); reorganizing the
                                assets and liabilities of a company (leveraged
                                recapitalization); or acquiring another company. Loans
                                or securities that are part of highly leveraged
                                transactions involve a greater risk (including default
                                and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK   The value of collateral, if any, securing a floating
RiverSource High Yield Bond     rate loan can decline, and may be insufficient to meet
Fund                            the borrower's obligations or difficult to liquidate.
                                In addition, the Fund's access to collateral may be
                                limited by bankruptcy or other insolvency laws.
                                Further, certain floating rate loans may not be fully
                                collateralized and may decline in value.

INFLATION PROTECTED             Inflation-protected debt securities tend to react to
SECURITIES RISK                 change in real interest rates. Real interest rates can
RiverSource Inflation           be described as nominal interest rates minus the
Protected Securities Fund       expected impact of inflation. In general, the price of
                                an inflation-protected debt security falls when real
                                interest rates rise, and rises when real interest
                                rates fall. Interest payments on inflation-protected
                                debt securities will vary as the principal and/or
                                interest is adjusted for inflation and may be more
                                volatile than interest paid on ordinary bonds. In
                                periods of deflation, the Fund may have no income at
                                all. Income earned by a shareholder depends on the
                                amount of principal invested, and that principal will
                                not grow with inflation unless the shareholder
                                reinvests the portion of Fund distributions that comes
                                from inflation adjustments.

RISK TYPE / FUND(S)             DESCRIPTION
-----------------------------   ------------------------------------------------------
INTEREST RATE RISK              Interest rate risk is the risk of losses attributable
RiverSource Absolute Return     to changes in interest rates. Interest rate risk is
Currency and Income Fund        generally associated with bond prices: when interest
RiverSource Diversified Bond    rates rise, bond prices fall. In general, the longer
Fund                            the maturity or duration of a bond, the greater its
RiverSource Emerging Markets    sensitivity to changes in interest rates. Interest
Bond Fund                       rate changes also may increase prepayments of debt
RiverSource Global Bond Fund    obligations, which in turn would increase prepayment
RiverSource Inflation           risk.
Protected Securities Fund

INTEREST RATE RISK              A rise in the overall level of interest rates may
RiverSource Cash Management     result in the decline in the prices of fixed income
Fund                            securities held by the Fund. The Fund's yield will
                                vary; it is not fixed for a specific period like the
                                yield on a bank certificate of deposit. Falling
                                interest rates may result in a decline in the Fund's
                                income and yield (since the Fund must then invest in
                                lower-yielding fixed income securities). Under certain
                                circumstances, the yield decline could cause the
                                Fund's net yield to be negative (such as when Fund
                                expenses exceed income levels).

INTEREST RATE RISK              The securities in the Fund are subject to the risk of
RiverSource High Yield Bond     losses attributable to changes in interest rates.
Fund                            Interest rate risk is generally associated with the
                                fixed income securities in the Fund: when interest
                                rates rise, the prices of fixed income securities
                                generally fall. In general, the longer the maturity or
                                duration of a fixed income security, the greater its
                                sensitivity to changes in interest rates. Securities
                                with floating interest rates can be less sensitive to
                                interest rate changes, but may decline in value if
                                their interest rates do not rise as much as interest
                                rates in general. Because rates on certain floating
                                rate loans and other debt securities reset only
                                periodically, changes in prevailing interest rates
                                (and particularly sudden and significant changes) can
                                be expected to cause fluctuations in the Fund's net
                                asset value. Interest rate changes also may increase
                                prepayments of debt obligations, which in turn would
                                increase prepayment risk.

ISSUER RISK                     An issuer may perform poorly, and therefore, the value
RiverSource Disciplined         of its stocks and bonds may decline. Poor performance
Equity Fund                     may be caused by poor management decisions,
RiverSource Disciplined         competitive pressures, breakthroughs in technology,
International Equity Fund       reliance on suppliers, labor problems or shortages,
RiverSource Disciplined Large   corporate restructurings, fraudulent disclosures or
Cap Growth Fund                 other factors.
RiverSource Disciplined Large
Cap Value Fund
RiverSource Disciplined Small
and Mid Cap Equity Fund

LIQUIDITY RISK                  Liquidity risk is the risk associated with a lack of
RiverSource Diversified Bond    marketability of securities which may make it
Fund                            difficult or impossible to sell at desirable prices in
RiverSource Emerging Markets    order to minimize loss. The Fund may have to lower the
Bond Fund                       selling price, sell other investments, or forego
RiverSource Global Bond Fund    another, more appealing investment opportunity.

RISK TYPE / FUND(S)             DESCRIPTION
-----------------------------   ------------------------------------------------------
LIQUIDITY RISK                  Liquidity risk is the risk associated with a lack of
RiverSource High Yield Bond     marketability of securities which may make it
Fund                            difficult or impossible to sell the security at
                                desirable prices in order to minimize loss. The Fund
                                may have to lower the selling price, sell other
                                investments, or forego another, more appealing
                                investment opportunity. Floating rate loans generally
                                are subject to legal or contractual restrictions on
                                resale. Floating rate loans also may trade
                                infrequently on the secondary market. The value of the
                                loan to the Fund may be impaired in the event that the
                                Fund needs to liquidate such loans. Securities in
                                which the Fund invests may be traded in the over-the
                                counter market rather than on an organized exchange
                                and therefore may be more difficult to purchase or
                                sell at a fair price. The inability to purchase or
                                sell floating rate loans and other debt securities at
                                a fair price may have a negative impact on the Fund's
                                performance.

MARKET RISK                     The market value of securities may fall or fail to
RiverSource Absolute Return     rise. Market risk may affect a borrower, a single
Currency and Income Fund        issuer, sector of the economy, industry, or the market
                                as a whole. The market value of floating rate loans
                                and securities may fluctuate, sometimes rapidly and
                                unpredictably.

MARKET RISK                     The market value of securities may fall or fail to
RiverSource Diversified Bond    rise. Market risk may affect a single issuer, sector
Fund                            of the economy, industry, or the market as a whole.
RiverSource Global Bond Fund    The market value of securities may fluctuate,
RiverSource High Yield Bond     sometimes rapidly and unpredictably.
Fund
RiverSource Inflation
Protected Securities Fund

MARKET RISK                     The market value of securities may fall or fail to
RiverSource Disciplined Large   rise. Market risk may affect a single issuer, sector
Cap Growth Fund                 of the economy, industry, or the market as a whole.
RiverSource Disciplined Large   The market value of securities may fluctuate,
Cap Value Fund                  sometimes rapidly and unpredictably. In addition,
                                focus on a particular style, for example, investment
                                in growth or value securities, may cause the Fund to
                                underperform other mutual funds if that style falls
                                out of favor with the market.

MARKET RISK                     The market value of securities may fall or fail to
RiverSource Disciplined         rise. Market risk may affect a single issuer, sector
Equity Fund                     of the economy, industry, or the market as a whole.
RiverSource Disciplined         The market value of securities may fluctuate,
International Equity Fund       sometimes rapidly and unpredictably. These risks are
RiverSource Disciplined Small   generally greater for small and mid-sized companies,
and Mid Cap Equity Fund         which tend to be more vulnerable than large companies
                                to adverse developments. In addition, focus on a
                                particular style, for example, investment in growth or
                                value securities, may cause the Fund to underperform
                                other mutual funds if that style falls out of favor
                                with the market.

NON-DIVERSIFICATION RISK        The Fund is non-diversified. A non-diversified fund
RiverSource Emerging Markets    may invest more of its assets in fewer companies than
Bond Fund                       if it were a diversified fund. Because each investment
RiverSource Global Bond Fund    has a greater effect on the Fund's performance, the
                                Fund may be more exposed to the risks of loss and
                                volatility then a fund that invests more broadly.

PREPAYMENT AND EXTENSION RISK   Prepayment and extension risk is the risk that a bond
RiverSource Absolute Return     or other security might be called, or otherwise
Currency and Income Fund        converted, prepaid, or redeemed, before maturity. This
RiverSource  Diversified Bond   risk is primarily associated with asset-backed
Fund                            securities, including mortgage backed securities. If a
RiverSource Global Bond Fund    security is converted, prepaid, or redeemed, before
RiverSource High Yield Bond     maturity, particularly during a time of declining
Fund                            interest rates, the investment manager may not be able
RiverSource Inflation           to reinvest in securities providing as high a level of
Protected Securities Fund       income, resulting in a reduced yield to the Fund.
                                Conversely, as interest rates rise, the likelihood of
                                prepayment decreases. The investment manager may be
                                unable to capitalize on securities with higher
                                interest rates because the Fund's investments are
                                locked in at a lower rate for a longer period of time.

RISK TYPE / FUND(S)             DESCRIPTION
-----------------------------   ------------------------------------------------------
QUANTITATIVE MODEL RISK         The quantitative methodology employed by the
RIVERSOURCE ABSOLUTE RETURN     investment manager has been tested using historical
CURRENCY AND INCOME FUND        market data, but has only recently begun to be used to
                                manage open-end mutual funds. There can be no
                                assurance that the methodology will enable the Fund to
                                achieve its objective.

QUANTITATIVE MODEL RISK         Securities selected using quantitative methods may
RiverSource Disciplined         perform differently from the market as a whole for
Equity Fund                     many reasons, including the factors used in building
RiverSource Disciplined         the quantitative analytical framework, the weights
International Equity Fund       placed on each factor, and changing sources of market
RiverSource Disciplined Large   returns, among others. There can be no assurance that
Cap Growth Fund                 these methodologies will enable the Fund to achieve
RiverSource Disciplined Large   its objective.
Cap Value Fund
RiverSource Disciplined Small
and Mid Cap Equity Fund

REINVESTMENT RISK               Reinvestment risk is the risk that the Fund will not
RiverSource Cash Management     be able to reinvest income or principal at the same
Fund                            rate it currently is earning.

RISKS OF FOREIGN INVESTING      Foreign securities are securities of issuers based
RiverSource Disciplined Small   outside the United States. An issuer is deemed to be
and Mid Cap Equity Fund         based outside the United States if it is organized
RiverSource High Yield Bond     under the laws of another country. Foreign securities
Fund                            are primarily denominated in foreign currencies. In
                                addition to the risks normally associated with
                                domestic securities of the same type, foreign
                                securities are subject to the following foreign risks:

                                Country risk includes the political, economic, and
                                other conditions of the country. These conditions
                                include lack of publicly available information, less
                                government oversight (including lack of accounting,
                                auditing, and financial reporting standards), the
                                possibility of government-imposed restrictions, and
                                even the nationalization of assets. The liquidity of
                                foreign investments may be more limited than for most
                                U.S. investments, which means that, at times it may be
                                difficult to sell foreign securities at desirable
                                prices.

                                Currency risk results from the constantly changing
                                exchange rate between local currency and the U.S.
                                dollar. Whenever the Fund holds securities valued in a
                                foreign currency or holds the currency, changes in the
                                exchange rate add to or subtract from the value of the
                                investment.

                                Custody risk refers to the process of clearing and
                                settling trades. It also covers holding securities
                                with local agents and depositories. Low trading
                                volumes and volatile prices in less developed markets
                                make trades harder to complete and settle. Local
                                agents are held only to the standard of care of the
                                local market. Governments or trade groups may compel
                                local agents to hold securities in designated
                                depositories that are not subject to independent
                                evaluation. The less developed a country's securities
                                market is, the greater the likelihood of problems
                                occurring.

RISK TYPE / FUND(S)             DESCRIPTION
-----------------------------   ------------------------------------------------------
RISKS OF FOREIGN INVESTING      Foreign securities are securities of issuers based
                                outside the United States. An issuer is deemed to be
RiverSource Disciplined         based outside the United States if it is organized
International Equity            under the laws of another country. Foreign securities
RiverSource Diversified Bond    are primarily denominated in foreign currencies. In
Fund                            addition to the risks normally associated with
RiverSource Emerging Markets    domestic securities of the same type, foreign
Bond Fund                       securities are subject to the following foreign risks:
RiverSource Global Bond Fund
                                Country risk includes the political, economic, and
                                other conditions of the country. These conditions
                                include lack of publicly available information, less
                                government oversight (including lack of accounting,
                                auditing, and financial reporting standards), the
                                possibility of government-imposed restrictions, and
                                even the nationalization of assets. The liquidity of
                                foreign investments may be more limited than for most
                                U.S. investments, which means that, at times it may be
                                difficult to sell foreign securities at desirable
                                prices.

                                Currency risk results from the constantly changing
                                exchange rate between local currency and the U.S.
                                dollar. Whenever the Fund holds securities valued in a
                                foreign currency or holds the currency, changes in the
                                exchange rate add to or subtract from the value of the
                                investment.

                                Custody risk refers to the process of clearing and
                                settling trades. It also covers holding securities
                                with local agents and depositories. Low trading
                                volumes and volatile prices in less developed markets
                                make trades harder to complete and settle. Local
                                agents are held only to the standard of care of the
                                local market. Governments or trade groups may compel
                                local agents to hold securities in designated
                                depositories that are not subject to independent
                                evaluation. The less developed a country's securities
                                market is, the greater the likelihood of problems
                                occurring.

                                Emerging markets risk includes the dramatic pace of
                                change (economic, social and political) in these
                                countries as well as the other considerations listed
                                above. These markets are in early stages of
                                development and are extremely volatile. They can be
                                marked by extreme inflation, devaluation of
                                currencies, dependence on trade partners, and hostile
                                relations with neighboring countries.

SECTOR RISK                     If a fund emphasizes one or more economic sectors, it
RiverSource Disciplined Large   may be more susceptible to the financial, market or
Cap Value Fund                  economic events affecting the particular issuers and
RiverSource Emerging Markets    industries in which it invests than funds that do not
Bond Fund                       emphasize particular sectors. The more a fund
RiverSource Global Bond Fund    diversifies across sectors, the more it spreads risk
                                and potentially reduces the risks of loss and
                                volatility.

SMALL AND MID-SIZED COMPANY     Investments in small and medium sized companies often
RISK                            involve greater risks than investments in larger, more
RiverSource Disciplined Small   established companies because small and medium
and Mid Cap Equity Fund         companies may lack the management experience,
                                financial resources, product diversification,
                                experience and competitive strengths of larger
                                companies. Additionally, in many instances the
                                securities of small and medium companies are traded
                                only over-the-counter or on regional securities
                                exchanges and the frequency and volume of their
                                trading is substantially less and may be more volatile
                                than is typical of larger companies.

TAX RISK                        As a regulated investment company, a fund must derive
RiverSource Absolute Return     at least 90% of its gross income for each taxable year
Currency and Income Fund        from sources treated as "qualifying income" under the
                                Internal Revenue Code of 1986, as amended. The Fund
                                currently intends to take positions in forward
                                currency contracts with notional value exceeding 80%
                                of the Fund's total net assets. Although foreign
                                currency gains currently constitute "qualifying
                                income," the Treasury Department has the authority to
                                issue regulations excluding from the definition of
                                "qualifying income" a fund's foreign currency gains
                                not "directly related" to its "principal business" of
                                investing in stocks or securities (or options and
                                futures with respect thereto). Such regulations might
                                treat gains from some of the Fund's foreign
                                currency-denominated positions as not "qualifying
                                income" and there is a remote possibility that such
                                regulations might be applied retroactively, in which
                                case, the Fund might not qualify as a regulated
                                investment company for one or more years. In the event
                                the Treasury Department issues such regulations, the
                                Fund's Board of Directors may authorize a significant
                                change in investment strategy or Fund liquidation.

RiverSource Variable Portfolio Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474

Additional information about the Funds and their investments is available in the Funds' SAI and annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected a Fund's performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or RiverSource Family of Funds at (888) 791-3380 or through the address listed above.

Since shares of the Funds are offered generally only to insurance company separate accounts to serve as the investment vehicles for variable annuity contracts and for variable life insurance policies, they are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at riversource.com/funds.

Information about the Funds, including the SAI, can be viewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section of the Commission, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

                                                              S-6521-99 D (5/10)

[RiverSource Investments logo]

                                                  [RiverSource Investments logo]

PROSPECTUS MAY 1, 2010

RiverSource Variable Portfolio - Balanced Fund (Class 3*)
RiverSource Variable Portfolio - Cash Management Fund (Class 1**, Class 2**
   and Class 3*)
RiverSource Variable Portfolio - Diversified Bond Fund (Class 1**, Class 2**
   and Class 3*)
RiverSource Variable Portfolio - Diversified Equity Income Fund (Class 1**,
   Class 2** and Class 3*)
RiverSource Variable Portfolio - Dynamic Equity Fund (Class 1**, Class 2** and
   Class 3*)
RiverSource Variable Portfolio - Global Bond Fund (Class 1**, Class 2** and
   Class 3*)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund
   (Class 1**, Class 2** and Class 3*)
RiverSource Variable Portfolio - High Yield Bond Fund (Class 1**, Class 2** and
   Class 3*)
RiverSource Variable Portfolio - Income Opportunities Fund (Class 1**, Class 2**
   and Class 3*)
RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 1**, Class 2** and
   Class 3*)
RiverSource Variable Portfolio - Mid Cap Value Fund (Class 1**, Class 2** and
   Class 3*)
RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3*)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (Class 1**,
   Class 2** and Class 3*)
Seligman Variable Portfolio - Growth Fund (Class 1**, Class 2** and Class 3*) Seligman Variable Portfolio - Larger-Cap Value Fund (Class 1**, Class 2** and
   Class 3*)
Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 1**, Class 2** and
   Class 3*)
Threadneedle Variable Portfolio - Emerging Markets Fund (Class 1**, Class 2**
   and Class 3*)
Threadneedle Variable Portfolio - International Opportunity Fund (Class 1**,
   Class 2** and Class 3*)
Variable Portfolio - Davis New York Venture Fund (Class 1**, Class 2** and
   Class 3*)
   (formerly known as RiverSource Partners Variable Portfolio - Fundamental Value Fund)
Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 1**, Class 2** and Class 3*)
   (formerly known as RiverSource Partners Variable Portfolio - Select Value
   Fund)
Variable Portfolio - Partners Small Cap Value Fund (Class 1**, Class 2** and
   Class 3*)
   (formerly known as RiverSource Partners Variable Portfolio - Small Cap Value
   Fund)

* Prior to the date of this prospectus Class 3 was previously known as an unnamed class of shares.

**   New class of shares as of the date of this prospectus.

Each above-named RiverSource Variable Portfolio (RiverSource VP), Seligman Variable Portfolio (Seligman VP), Threadneedle Variable Portfolio (Threadneedle
VP) and Variable Portfolio (VP) Fund may offer Class 1, Class 2 and/or Class 3 shares to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and certain other institutional investors authorized by RiverSource Fund Distributors, Inc. (the distributor). There are no exchange ticker symbols associated with shares of the Funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF VALUE.

             NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS

SUMMARIES OF THE FUNDS
Investment Objectives, Fees and Expenses of the Fund, Principal Investment
   Strategies of the Fund, Principal Risks of Investing in the Fund, Past
   Performance, Fund Management, Buying and Selling Shares, Tax
   Information, Financial Intermediary Compensation
   RIVERSOURCE VP - BALANCED FUND.........................................     3
   RIVERSOURCE VP - CASH MANAGEMENT FUND..................................     6
   RIVERSOURCE VP - DIVERSIFIED BOND FUND.................................     9
   RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND........................    12
   RIVERSOURCE VP - DYNAMIC EQUITY FUND...................................    15
   RIVERSOURCE VP - GLOBAL BOND FUND......................................    18
   RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND ...........    21
   RIVERSOURCE VP - HIGH YIELD BOND FUND..................................    24
   RIVERSOURCE VP - INCOME OPPORTUNITIES FUND.............................    27
   RIVERSOURCE VP - MID CAP GROWTH FUND...................................    30
   RIVERSOURCE VP - MID CAP VALUE FUND....................................    33
   RIVERSOURCE VP - S&P 500 INDEX FUND....................................    36
   RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND...................    39
   SELIGMAN VP - GROWTH FUND..............................................    42
   SELIGMAN VP - LARGER-CAP VALUE FUND....................................    45
   SELIGMAN VP - SMALLER-CAP VALUE FUND...................................    48
   THREADNEEDLE VP - EMERGING MARKETS FUND................................    51
   THREADNEEDLE VP - INTERNATIONAL OPPORTUNITY FUND.......................    54
   VP - DAVIS NEW YORK VENTURE FUND.......................................    57
   VP - GOLDMAN SACHS MID CAP VALUE FUND..................................    60
   VP - PARTNERS SMALL CAP VALUE FUND.....................................    63
MORE INFORMATION ABOUT THE FUNDS
Investment Objectives, Principal Investment Strategies of the Fund,
   Principal Risks of Investing in the Fund, and Management
   RIVERSOURCE VP - BALANCED FUND.........................................    66
   RIVERSOURCE VP - CASH MANAGEMENT FUND..................................    69
   RIVERSOURCE VP - DIVERSIFIED BOND FUND.................................    70
   RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND........................    72
   RIVERSOURCE VP - DYNAMIC EQUITY FUND...................................    74
   RIVERSOURCE VP - GLOBAL BOND FUND......................................    76
   RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND ...........    78
   RIVERSOURCE VP - HIGH YIELD BOND FUND..................................    80
   RIVERSOURCE VP - INCOME OPPORTUNITIES FUND.............................    82
   RIVERSOURCE VP - MID CAP GROWTH FUND...................................    84
   RIVERSOURCE VP - MID CAP VALUE FUND....................................    86
   RIVERSOURCE VP - S&P 500 INDEX FUND....................................    88
   RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND...................    90
   SELIGMAN VP - GROWTH FUND..............................................    92
   SELIGMAN VP - LARGER-CAP VALUE FUND....................................    94
   SELIGMAN VP - SMALLER-CAP VALUE FUND...................................    96
   THREADNEEDLE VP - EMERGING MARKETS FUND................................    98
   THREADNEEDLE VP - INTERNATIONAL OPPORTUNITY FUND.......................   100
   VP - DAVIS NEW YORK VENTURE FUND.......................................   102
   VP - GOLDMAN SACHS MID CAP VALUE FUND..................................   104
   VP - PARTNERS SMALL CAP VALUE FUND.....................................   106
DESCRIPTIONS OF THE RISKS OF INVESTING IN THE FUNDS.......................   111
MORE ABOUT ANNUAL FUND OPERATING EXPENSES.................................   119
OTHER INVESTMENT STRATEGIES AND RISKS.....................................   119
FUND MANAGEMENT AND COMPENSATION..........................................   121
   Additional Services and Compensation...................................   123
   Payments to Affiliated and Unaffiliated Participating Insurance
      Companies ..........................................................   123
   Potential Conflicts of Interest........................................   123
   Additional Management Information......................................   123
BUYING AND SELLING SHARES.................................................   125
   Description of Fund Shares.............................................   125
   Pricing and Valuing Fund Shares........................................   125
   Purchasing Shares......................................................   126
   Transferring/Selling Shares............................................   126
   Short Term or Excessive Trading........................................   126
DISTRIBUTIONS AND TAXES...................................................   127

References to "Fund" throughout this prospectus refer to the above-named RiverSource VP, Seligman VP, Threadneedle VP and VP funds singularly or collectively as the context requires. Each Fund is a series of RiverSource Variable Series Trust (the Trust).

This prospectus may contain information on Funds and share classes not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for information regarding the investment options available to you.

SUMMARIES OF THE FUNDS

RIVERSOURCE VP - BALANCED FUND

INVESTMENT OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 3*
                                           --------
Management fees                              0.46%
Distribution and/or service (12b-1) fees     0.13%
Other expenses                               0.14%
Total annual fund operating expenses         0.73%

*    Prior to this prospectus Class 3 was known as unnamed class.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 3     $75      $234      $407      $910

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 208% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 40% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Equity securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its net assets in foreign investments.

The Fund's equity investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

RINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

-2.31%   -10.59%   -12.92%   +20.26%   +9.59%   +3.92%   +14.38%   +1.74%   -29.92%   +24.23%
 2000      2001      2002      2003     2004     2005      2006     2007      2008      2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +13.48% (quarter ended Sept. 30, 2009)

-    Lowest return -16.31% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DEC. 31, 2009)                 1-YEAR    5 YEARS   10 YEARS
---------------------------------                 ------    -------   --------
RiverSource VP - Balanced Fund:
   Class 3                                        +24.23%    +1.04%     +0.54%
Russell 1000 Value Index
   (reflects no deduction for fees or expenses)   +19.69%    -0.25%     +2.47%
Barclays Capital U.S. Aggregate Bond Index
   (reflects no deduction for fees or expenses)    +5.93%    +4.97%     +6.33%
Blended Index (reflects no deductions for
   fees or expenses)                              +14.81%    +2.16%     +4.35%
Lipper  Balanced Funds Index
   (reflects no deduction for fees)               +23.35%    +2.63%     +2.79%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Steve Schroll       Portfolio Manager          2008
Laton Spahr         Portfolio Manager          2008
Paul Stocking       Portfolio Manager          2008
Tom Murphy          Portfolio Manager          2003
Scott Schroepfer    Portfolio Manager          2008
Todd White          Portfolio Manager          2008

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VP - CASH MANAGEMENT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.33%     0.33%     0.33%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.18%     0.18%     0.18%
Total annual fund operating expenses         0.51%     0.76%     0.64%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1     $52      $164      $286      $643
Class 2     $78      $243      $423      $946
Class 3     $65      $205      $357      $802

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CONCENTRATION RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will make the Fund's portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. If, for example the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

INTEREST RATE RISK. A rise in the overall level of interest rates may result in the decline in the prices of fixed income securities held by the Fund. Falling interest rates may result in a decline in the Fund's income and yield.

REINVESTMENT RISK. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information, including current 7-day yield, is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+5.83%   +3.74%   +1.14%   +0.51%   +0.74%   +2.61%   +4.49%   +4.75%   +2.31%   +0.16%
 2000     2001     2002     2003     2004     2005     2006     2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +1.50% (quarter ended Sept. 30, 2000)

-    Lowest return +0.003% (quarter ended Dec. 31, 2009)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DEC. 31, 2009)        1-YEAR   5 YEARS   10 YEARS
---------------------------------        ------   -------   --------
RiverSource VP - Cash Management Fund:
   Class 3                                +0.16%   +2.85%    +2.62%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VP - DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.44%     0.44%     0.44%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.14%     0.14%     0.14%
Total annual fund operating expenses         0.58%     0.83%     0.71%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1     $64      $202      $352     $  790
Class 2     $90      $281      $488     $1,089
Class 3     $73      $227      $396     $  886

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 434% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+5.41%   +7.67%   +5.53%   +4.48%   +4.48%   +2.12%   +4.41%   +5.20%   -6.32%   +14.42%
 2000     2001     2002     2003     2004     2005     2006     2007     2008      2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +5.48% (quarter ended Sept. 30, 2009)

-    Lowest return -2.82% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   10 YEARS
---------------------------------                 ------   -------   --------
RiverSource VP - Diversified Bond Fund:
   Class 3                                        +14.42%   +3.75%     +4.63%
Barclays Capital U.S. Aggregate Bond Index
   (reflects no deduction for fees or expenses)    +5.93%   +4.97%     +6.33%
Lipper Intermediate Investment-Grade Debt
   Funds Index (reflects no deduction for fees)   +14.30%   +4.18%     +5.74%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Tom Murphy          Portfolio Manager          2002
Scott Schroepfer    Portfolio Manager          2008
Todd White          Portfolio Manager          2008

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(A) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.50%     0.50%     0.50%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.13%     0.13%     0.13%
Total annual fund operating expenses         0.63%     0.88%     0.76%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1     $64      $202      $352     $  790
Class 2     $90      $281      $488     $1,089
Class 3     $78      $243      $423     $  946

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology,

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

SECTOr RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+0.78%   +2.14%  -19.03%  +41.16%  +18.20%  +13.50%  +19.75%   +8.02%  -40.47%  +27.46%
 2000     2001     2002     2003     2004     2005     2006     2007     2008     2009

                                (CALENDAR YEAR)

During the periods shown:

-    Highest return +22.69% (quarter ended June 30, 2003)

-    Lowest return -23.96% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   10 YEARS
---------------------------------                 ------   -------   --------
RiverSource VP - Diversified Equity Income
   Fund:
   Class 3                                        +27.46%   +2.18%     +4.31%
Russell 1000(R) Value Index
   (reflects no deduction for fees or expenses)   +19.69%   -0.25%     +2.47%
Lipper Equity Income Funds Index
   (reflects no deduction for fees)               +23.85%   +0.63%     +2.25%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Steve Schroll       Portfolio Manager          2003
Laton Spahr         Portfolio Manager          2003
Paul Stocking       Portfolio Manager          2006

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VP - DYNAMIC EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.44%    0.44%      0.44%
Distribution and/or service (12b-1) fees     0.00%    0.25.%     0.13%
Other expenses                               0.14%    0.14%      0.14%
Acquired fund fees and expenses              0.01%    0.01%      0.01%
Total annual fund operating expenses         0.59%    0.84%      0.72%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1     $60      $189      $330     $  741
Class 2     $86      $268      $467     $1,041
Class 3     $74      $230      $401     $  898

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

QUANTITATIVE MODEL RISK Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

-17.46%  -18.11%  -22.03%  +29.22%  +5.88%  +6.18%  +15.28%  +2.93%  -42.16%  +24.13%
  2000     2001     2002     2003    2004    2005     2006    2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +17.26% (quarter ended June 30, 2003)

-    Lowest return -24.22% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   10 YEARS
---------------------------------                 ------   -------   --------
RiverSource VP - Dynamic Equity Fund:
   Class 3                                        +24.13%   -1.98%     -4.18%
S&P 500 Index
   (reflects no deduction for fees or expenses)   +26.46%   +0.42%     -0.95%
Lipper Large-Cap Core Funds Index
   (reflects no deduction for fees)               +28.15%   +0.61%     -1.20%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER                 TITLE            MANAGED FUND SINCE
-----------------       ------------------------   ------------------
Dimitris J. Bertsimas   Senior Portfolio Manager          2008
Gina K. Mourtzinou      Portfolio Manager                 2008

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VP - GLOBAL BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.66%     0.66%     0.66%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.18%     0.18%     0.18%
Total annual fund operating expenses(b)      0.84%     1.09%     0.97%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.845% for Class 1, 1.095% for Class 2, and 0.97% for Class 3.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1    $ 86      $268      $467     $1,041
Class 2    $111      $347      $602     $1,333
Class 3    $ 99      $309      $537     $1,194

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

DIVERSIFICATION RISK. Compared with a "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund focuses its investments. The Fund may be more volatile than a more geographically diversified fund.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+3.24%  +1.34%  +14.98%  +13.01%  +10.03%  -4.99%  +6.73%  +7.65%  -0.44%  +11.38%
 2000    2001     2002     2003     2004    2005    2006    2007    2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +7.71% (quarter ended June 30, 2002)

-    Lowest return -4.40% (quarter ended Sept. 30, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.


AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DEC. 31, 2009)                1 YEAR   5 YEARS   10 YEARS
---------------------------------                ------   -------   --------
RiverSource VP - Global Bond Fund:
   Class 3                                       +11.38%   +3.89%     +6.12%
Barclays Capital Global Aggregate Index
   (reflects no deduction for fees or expenses)   +6.93%   +4.56%     +6.49%
Lipper Global Income Funds Index
   (reflects no deduction for fees)              +18.00%   +4.22%     +6.06%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Nicholas Pifer      Portfolio Manager          2000

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.43%     0.43%     0.43%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.15%     0.15%     0.15%
Total annual fund operating expenses         0.58%     0.83%     0.71%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.635% for Class 1, 0.885% for Class 2, and 0.76% for Class 3.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1     $59      $186      $324     $  729
Class 2     $85      $265      $461     $1,029
Class 3     $73      $227      $396     $  886

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. At the time of purchase, the Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Credit risk is the risk that fixed-income securities in the Fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk. The Fund's investment in below-investment grade securities (i.e., high-yield or junk bonds) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade securities.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

DIVERSIFICATION RISK. Compared with a "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+2.80%  +1.19%  +7.93%  +0.14%  +6.84%
 2005    2006    2007    2008    2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +4.13% (quarter ended March 31, 2008)

-    Lowest return -2.39% (quarter ended Sept. 30, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

                                                                       SINCE
                                                                     INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   (9/13/04)
---------------------------------                 ------   -------   ---------
RiverSource VP - Global Inflation Protected
   Securities Fund:
   Class 3                                         +6.84%   +3.74%     +4.07%
Barclays Capital World Government
   Inflation-Linked Bond Index
   (reflects no deduction for fees or expenses)    +8.83%   +4.81%     +5.23%
Barclays Capital U.S. Government
   Inflation-Linked Bond Index
   (reflects no deduction for fees or expenses)   +10.48%   +4.62%     +4.89%
Blended Index
   (reflects no deduction for fees or expenses)    +9.10%   +4.80%     +5.21%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Nicholas Pifer      Portfolio Manager          2005
Todd White          Portfolio Manager          2009

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VP - HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.59%     0.59%     0.59%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.14%     0.14%     0.14%
Total annual fund operating expenses         0.73%     0.98%     0.86%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1    $ 75      $234      $407     $  910
Class 2    $100      $312      $543     $1,206
Class 3    $ 88      $275      $478     $1,065

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Unrated loans or securities held by the Fund present increased credit risk. The Fund's investment in below-investment grade loans or other securities (i.e., high-yield or junk) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade loans or other securities. Issuer bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

HIGHLY LEVERAGED TRANSACTION RISK. The corporate loans and corporate debt securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

INTEREST RATE RISK. Fixed income securities are subject interest rate risk, which is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

COUNTERPARTY RISK. Counterparty credit risk is the risk that a counterparty to a financial instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

-9.31%  +4.93%  -6.58%  +25.17%  +11.40%  +4.02%  +10.81%  +1.86%  -25.19%  +53.86%
 2000    2001    2002     2003     2004    2005     2006    2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +25.06% (quarter ended June 30, 2009)

-    Lowest return -19.01% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   10 YEARS
---------------------------------                 ------   -------   --------
RiverSource VP - High Yield Bond Fund:
   Class 3                                        +53.86%   +6.21%    +5.30%
JP Morgan Global High Yield Index
   (reflects no deduction for fees or expenses)   +58.90%   +6.56%    +7.09%
Lipper High Current Yield Bond Funds Index
   (reflects no deduction for fees)               +49.49%   +4.27%    +4.13%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Scott Schroepfer    Portfolio Manager          1999

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VP - INCOME OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.60%     0.60%     0.60%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.15%     0.15%     0.15%
Total annual fund operating expenses         0.75%     1.00%     0.88%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1    $ 77      $240      $418     $  934
Class 2    $102      $319      $553     $1,229
Class 3    $ 90      $281      $488     $1,089

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund's net assets may be in foreign investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. Unrated loans or securities held by the Fund present increased credit risk. The Fund's investment in below-investment grade loans or other securities (i.e., high-yield or junk) exposes the Fund to a greater amount of credit risk than a fund which invests solely in investment grade loans or other securities. Issuer bankruptcies may cause a delay to the Fund in acting on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

HIGHLY LEVERAGED TRANSACTION RISK. The corporate loans and corporate debt securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws.

INTEREST RATE RISK. Fixed income securities are subject interest rate risk, which is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

COUNTERPARTY RISK. Counterparty credit risk is the risk that a counterparty to a financial instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+3.33%  +7.98%  +2.65%  -18.82%  +42.41%
 2005    2006    2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +16.68%% (quarter ended June 30, 2009)

-    Lowest return -13.35% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

                                                                       SINCE
                                                                     INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   (6/01/04)
---------------------------------                 ------   -------   ---------
RiverSource VP - Income Opportunities Fund:
   Class 3                                        +42.41%   +5.77%     +7.01%
Merrill Lynch U.S. High Yield Cash Pay BB-B
   Rated Constrained Index
   (reflects no deduction for fees or expenses)   +45.98%   +5.49%     +6.73%
Lipper High Current Yield Bond Funds Index
   (reflects no deduction for fees)               +49.49%   +4.27%     +5.68%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Brian Lavin         Portfolio Manager          2004

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.80%     0.80%     0.80%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.14%     0.14%     0.14%
Total annual fund operating expenses         0.94%     1.19%     1.07%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.10% for the most recent fiscal year), will not exceed 0.955% for Class 1, 1.205% for Class 2, and 1.08% for Class 3.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1    $ 96      $300      $521     $1,159
Class 2    $121      $378      $655     $1,448
Class 3    $109      $341      $591     $1,310

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. RiverSource Investments, LLC (RiverSource Investments or the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $[_____] million to $[_____] billion as of March 31, 2010. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of mid-sized companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

-13.76%  +22.57%  +9.10%  +10.13%  -0.07%  +13.74%  -44.84%  +63.39%
  2002     2003    2004     2005    2006     2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +26.91% (quarter ended June 30, 2009)

-    Lowest return -28.83% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

                                                                       SINCE
                                                                     INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   (5/01/01)
---------------------------------                 ------   -------   ---------
RiverSource VP - Mid Cap Growth Fund:
   Class 3                                        +63.39%   +2.44%     +2.96%
Russell Mid Cap Growth Index
   (reflects no deduction for fees or expenses)   +46.29%   +2.40%     +2.26%
Lipper Mid-Cap Growth Funds Index
   (reflects no deduction for fees)               +42.65%   +3.35%     +1.76%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER            TITLE             MANAGED FUND SINCE
-----------------   ------------------------   ------------------
John K. Schonberg   Senior Portfolio Manager        Oct. 2006
Sam Murphy          Portfolio Manager               June 2007
Mike Marzolf        Portfolio Manager               June 2007

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VP - MID CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.58%     0.58%     0.58%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.14%     0.14%     0.14%
Total annual fund operating expenses         0.72%     0.97%     0.85%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1     $74      $230      $401     $  898
Class 2     $99      $309      $537     $1,194
Class 3     $87      $271      $472     $1,053

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index (the Index). The market capitalization range of the companies included within the Index was $[_____] million to $[_____] billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of mid-sized companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+15.32%  +10.35%  -45.10%  +40.93%
  2006     2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +23.27% (quarter ended Sept. 30, 2009)

-    Lowest return -28.69% (quarter ended Dec. 31, 3008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

                                                             SINCE
                                                           INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   (5/02/05)
---------------------------------                 ------   ---------
RiverSource VP - Mid Cap Value Fund:
   Class 3                                        +40.93%    +3.31%
Russell Midcap Value Index
   (reflects no deduction for fees or expenses)   +34.21%    +2.39%
Lipper Mid-Cap Value Funds Index
   (reflects no deduction for fees)               +39.74%    +2.90%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Steve Schroll       Portfolio Manager          2005
Laton Spahr         Portfolio Manager          2005
Paul Stocking       Portfolio Manager          2006

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VP - S&P 500 INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 3*
                                           --------
Management fees                              0.22%
Distribution and/or service (12b-1) fees     0.13%
Other expenses                               0.15%
Total annual fund operating expenses         0.50%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 3     $51      $161      $280      $631

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track its index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

INDEXING RISK. The Fund is managed to an index and the Fund's performance therefore is expected to rise and fall as the performance of the index rises and falls.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

TRACKING ERROR RISK. The Fund may not track the index perfectly and the Fund may not outperform the index. The tools that the investment manager uses to replicate the index are not perfect and the Fund's performance may be impacted by the size of the Fund's portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

-12.46%  -22.42%  +27.99%  +10.27%  +4.40%  +15.27%  +5.01%  -37.10%  +26.00%
  2001     2002     2003     2004    2005     2006    2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +15.79% (quarter ended June 30, 2009)

-    Lowest return -21.84% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

                                                                       SINCE
                                                                     INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   (5/01/00)
---------------------------------                 ------   -------   ---------
RiverSource VP - S&P 500 Index Fund:
   Class 3                                        +26.00%   +0.03%     -1.48%
S&P 500 Index
   (reflects no deduction for fees or expenses)   +26.46%   +0.42%     -1.01%
Lipper S&P 500 Objective Funds Index
   (reflects no deduction for fees)               +26.31%   +0.23%     -1.25%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER                 TITLE            MANAGED FUND SINCE
-----------------       ------------------------   ------------------
Dimitris J. Bertsimas   Senior Portfolio Manager        Jan. 2009
Georgios Vetoulis       Portfolio Manager               Jan. 2009

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.48%     0.48%     0.48%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.15%     0.15%     0.15%
Total annual fund operating expenses         0.63%     0.88%     0.76%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1     $64      $202      $352     $  790
Class 2     $90      $281      $488     $1,089
Class 3     $78      $243      $423     $  946

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 428% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

CREDIT RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

LIQUIDITY RISK. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to reinvest the prepayment proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+8.47%  +6.29%  +5.83%  +1.52%  +0.85%  +1.58%  +3.84%  +5.33%  -2.64%  +5.53%
 2000    2001    2002    2003    2004    2005    2006    2007    2008    2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +3.25% (quarter ended Dec. 31, 2000)

-    Lowest return -1.94% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   10 YEARS
---------------------------------                 ------   -------   --------
RiverSource VP - Short Duration U.S.
   Government Fund:
   Class 3                                        +5.53%    +2.68%     +3.62%
Barclays Capital U.S. 1-3 Year Government Index
   (reflects no deduction for fees or expenses)   +1.41%    +4.18%     +4.65%
Lipper Short U.S. Government Funds Index
   (reflects no deduction for fees)               +3.59%    +3.65%     +4.08%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
John McColley       Portfolio Manager          2009
Todd White          Portfolio Manager          2008

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

SELIGMAN VP - GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.52%     0.52%     0.52%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.11%     0.11%     0.15%
Total annual fund operating expenses         0.63%     0.88%     0.80%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1     $64      $202      $352     $  790
Class 2     $90      $281      $488     $1,089
Class 3     $82      $256      $445     $  994

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 152% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of large U.S. companies that fall within the range of the Russell 1000(R) Growth Index (Index). The market capitalization range of the companies included within the Index was $[_____] billion to $[_____] billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. The investment manager) chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund's net assets may be invested in foreign investments.

The investment manager may invest in derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

-19.30%  -30.95%  -26.10%  +21.43%  +8.43%  +8.61%  +11.08%  +3.07%  -44.35%  +37.00%
  2000     2001     2002     2003    2004    2005     2006    2007    2008      2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +18.16% (quarter ended Dec. 31, 2001)

-    Lowest return -28.79% (quarter ended Sept. 30, 2001)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

FOR PERIODS ENDED DEC. 31, 2009)                  1 YEAR   5 YEARS   10 YEARS
--------------------------------                  ------   -------   --------
Seligman VP - Growth Fund:
   Class 3                                        +37.00%   -1.06%     -6.44%
Russell 1000 Growth Index
   (reflects no deduction for fees or expenses)   +37.21%   +1.63%     -3.99%
Lipper Large-Cap Growth Funds Index
   (reflects no deduction for fees)               +38.50%   +1.01%     -4.51%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Erik J. Voss        Portfolio Manager        Nov. 2008

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

SELIGMAN VP - LARGER-CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                  CLASS 1   CLASS 2   CLASS 3*
                                                  -------   -------   --------
Management fees                                    0.61%      0.61%     0.61%
Distribution and/or service (12b-1) fees           0.00%      0.25%     0.13%
Other expenses                                     0.50%      0.50%     0.50%
Total annual fund operating expenses               1.11%      1.36%     1.24%
Less: Fee waiver/expense reimbursement(b)         (0.18%)    (0.18%)   (0.18%)
Total annual fund operating expenses after fee
   waiver/expense reimbursement(b)                 0.93%      1.18%     1.06%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.01% for the most recent fiscal year), will not exceed 0.925% for Class 1, 1.175% for Class 2, and 1.05% for Class 3.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1    $ 95      $335      $595     $1,340
Class 2    $120      $413      $729     $1,625
Class 3    $108      $376      $665     $1,489

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. In pursuit of the Fund's objective, the investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOCUSED PORTFOLIO RISK. The Fund expects to invest in a limited number of companies. As a result, the Fund is subject to greater risk of loss if any of those securities declines in price.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+4.53%  +19.07%  -0.46%  -39.46%  +26.12%
 2005     2006    2007    2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +22.65% (quarter ended June 30, 2009)

-    Lowest return -20.72% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

                                                                       SINCE
                                                                     INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   (2/04/04)
---------------------------------                 ------   -------   ---------
Seligman VP - Larger-Cap Value Fund:
   Class 3                                        +26.12%   -1.10%     +0.76%
Russell 1000 Value Index
   (reflects no deduction for fees or expenses)   +19.69%   -0.25%     +2.22%
S&P 500 Index                                     +26.46%   +0.42%     +1.88%
Lipper Large-Cap Value Funds Index
   (reflects no deduction for fees)               +24.96%   +0.28%     +1.98%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Neil T. Eigen       Portfolio Manager        Nov. 2008
Richard S. Rosen    Portfolio Manager        Nov. 2008

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

SELIGMAN VP - SMALLER-CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.80%     0.80%     0.80%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.16%     0.16%     0.16%
Total annual fund operating expenses         0.96%     1.21%     1.09%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.01% for the most recent fiscal year), will not exceed 1.025% for Class 1, 1.275% for Class 2, and 1.15% for Class 3.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1    $ 98      $306      $532     $1,183
Class 2    $123      $384      $666     $1,471
Class 3    $111      $347      $602     $1,333

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index (Index) at the time of investment. The market capitalization range of the companies included within the Index was $[_____] million to $[_____] million as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

FOCUSED PORTFOLIO RISK. The Fund expects to invest in a limited number of companies. As a result, the Fund is subject to greater risk of loss if any of those securities declines in price.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL COMPANY RISK. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+4.16%  -6.53%  -17.06%  +47.85%  +18.54%  +4.83%  +11.69%  -4.19%  -38.59%  +39.81%
 2000    2001     2002     2003     2004    2005     2006    2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +31.51% (quarter ended June 30. 2009)

-    Lowest return -24.40% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   10 YEARS
---------------------------------                 ------   -------   --------
Seligman VP - Smaller-Cap Value Fund:
   Class 3                                        +39.81%   -0.75%    +3.15%
Russell 2000 Index
   (reflects no deduction for fees or expenses)   +27.17%   +0.51%    +3.51%
Lipper Small-Cap Core Funds Index
   (reflects no deduction for fees)               +34.50%   +1.55%    +5.24%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Neil T. Eigen       Portfolio Manager        Nov. 2008
Richard S. Rosen    Portfolio Manager        Nov. 2008

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

THREADNEEDLE VP - EMERGING MARKETS FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              1.08%     1.08%     1.08%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.21%     0.21%     0.21%
Total annual fund operating expenses(b)      1.29%     1.54%     1.42%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.001% for the most recent fiscal year), will not exceed 1.405% for Class 1, 1.655% for Class 2, and 1.53% for Class 3.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1    $131      $409      $709     $1,561
Class 2    $157      $487      $840     $1,840
Class 3    $145      $450      $777     $1,707

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 145% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource or investment manager) serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund focuses its investments. The Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

-1.38%  -5.44%  +40.34%  +24.15%  +33.80%  +33.90   +38.11%  -53.71%  +74.08%
 2001    2002     2003     2004     2005     2006     2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +32.32% (quarter ended June 30, 2009)

-    Lowest return -29.11% (quarter ended Sept. 30, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS


                                                                       SINCE
                                                                     INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   (5/01/00)
---------------------------------                 ------   -------   ---------
Threadneedle VP - Emerging Markets Fund:
   Class 3                                        +74.08%  +14.80%      +9.38%
MSCI Emerging Markets Index
   (reflects no deduction for fees or expenses)   +79.02%  +15.88%     +11.31%
Lipper Emerging Markets Funds Index
   (reflects no deduction for fees)               +74.25%  +13.48%     +10.33%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER                TITLE            MANAGED FUND SINCE
-----------------      ------------------------   ------------------
Julian A.S. Thompson   Portfolio Manager                 2000
Jules Mort             Deputy Portfolio Manager          2003

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

THREADNEEDLE VP - INTERNATIONAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.85%     0.85%     0.85%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.18%     0.18%     0.18%
Total annual fund operating expenses         1.03%     1.28%     1.16%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1    $105      $328      $570     $1,264
Class 2    $130      $406      $703     $1,550
Class 3    $118      $369      $639     $1,414

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets.

RiverSource Investments, LLC serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets.

GEOGRAPHIC CONCENTRATION RISK. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund focuses its investments. The Fund may be more volatile than a more geographically diversified fund.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

-24.93%  -28.69%  -18.25%  +28.07%  +17.41%  +13.86%  +24.17%  +12.68%  -40.43%  +27.54%
  2000     2001     2002     2003     2004     2005     2006     2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +19.41% (quarter ended June 30, 2009)

-    Lowest return -21.14% (quarter ended Sept. 30, 2002)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   10 YEARS
---------------------------------                 ------   -------   --------
Threadneedle VP - International Opportunity
   Fund:
   Class 3                                        +27.54%   +3.89%     -2.25%
MSCI Index
   (reflects no deduction for fees or expenses)   +32.46%   +4.02%     +1.58%
Lipper International Large-Cap Core Funds
   Index
   (reflects no deduction for fees)               +29.23%   +3.26%     +0.99%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

PORTFOLIO MANAGER             TITLE            MANAGED FUND SINCE
-----------------   ------------------------   ------------------
Alex Lyle           Portfolio Manager                 2003
Esther Perkins      Deputy Portfolio Manager          2008

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

VP - DAVIS NEW YORK VENTURE FUND

      (FORMERLY KNOWN AS RIVERSOURCE PARTNERS VP - FUNDAMENTAL VALUE FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.68%     0.68%     0.68%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.13%     0.13%     0.13%
Total annual fund operating expenses(b)      0.81%     1.06%     0.94%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.03% for the most recent fiscal year), will not exceed 0.865% for Class 1, 1.115% for Class 2, and 0.99% for Class 3.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1    $ 83      $259      $450     $1,006
Class 2    $108      $337      $586     $1,299
Class 3    $ 96      $300      $521     $1,159

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest up to 25% of its net assets in foreign investments. RiverSource Investments, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Selected Advisers, L.P., which provides day-to-day portfolio management of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

SECTOR RISK. The Subadviser has historically invested significantly in the financial services sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+3.84%  -38.58%  +31.33%
 2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +20.49% (quarter ended June 30, 2009)

-    Lowest return -24.08% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

                                                             SINCE
                                                           INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                 1-YEAR   (5/01/06)
---------------------------------                 ------   ---------
VP - Davis New York Venture Fund:
   Class 3                                        +31.33%    -2.39%
S&P 500 Index
   (reflects no deduction for fees or expenses)   +26.46%    -2.09%
Lipper  Large-Cap Core Funds Index
   (reflects no deduction for fees)               +28.15%    -2.00%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Davis Selected Advisers, L.P.

PORTFOLIO MANAGER            TITLE         MANAGED FUND SINCE
-----------------      -----------------   ------------------
Christopher C. Davis   Portfolio Manager          2006
Kenneth C. Feinberg    Portfolio Manager          2006

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

VP - GOLDMAN SACHS MID CAP VALUE FUND

         (FORMERLY KNOWN AS RIVERSOURCE PARTNERS VP - SELECT VALUE FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.81%     0.81%     0.81%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.62%     0.62%     0.62%
Total annual fund operating expenses         1.43%     1.68%     1.56%
Less: Fee waiver/expense reimbursement(b)   (0.33%)   (0.33%)   (0.33%)
Total annual fund operating expenses
   after fee waiver/expense
   reimbursement(b)                          1.10%     1.35%     1.23%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.03% for the most recent fiscal year), will not exceed 1.075% for Class 1, 1.325% for Class 2, and 1.20% for Class 3.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1    $112      $420      $751     $1,690
Class 2    $137      $498      $883     $1,965
Class 3    $125      $461      $820     $1,834

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap(R) Value Index (the Index). As of March 31, 2010, the capitalization range of the Index was between [$___ ] million and [$____] billion. The market capitalization range and the composition of the Index are subject to change. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Goldman Sachs Asset Management, L.P., which provides day-to-day portfolio management of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

MID-SIZED COMPANY RISK. Investments in mid-sized companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of mid-sized companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

+0.50%  +15.82%  +6.03%  -36.58%  +36.47%
 2005     2006    2007     2008     2009

                                 (CALENDAR YEAR)

During the periods shown:

-    Highest return +19.46% (quarter ended Sept. 30, 2009)

-    Lowest return -25.96% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

                                                                       SINCE
                                                                     INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   (2/04/04)
---------------------------------                 ------   -------   ---------
VP - Goldman Sachs Mid Cap Value Fund:
   Class 3                                        +36.47%   +1.32%     +3.29%
Russell Mid Cap Value Index
   (reflects no deduction for fees or expenses)   +34.21%   +1.98%     +5.12%
Lipper Mid-Cap Value Funds Index
   (reflects no deduction for fees)               +39.74%   +1.89%     +4.39%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISER: Goldman Sachs Asset Management, L.P.

PORTFOLIO MANAGER         TITLE         MANAGED FUND SINCE
-----------------   -----------------   ------------------
Sean Gallagher      Portfolio Manager        Feb. 2010
Andrew Braun        Portfolio Manager        Feb. 2010
Dolores Bamford     Portfolio Manager        Feb. 2010
Scott Carroll       Portfolio Manager        Feb. 2010

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

VP - PARTNERS SMALL CAP VALUE FUND

       (FORMERLY KNOWN AND RIVERSOURCE PARTNERS VP - SMALL CAP VALUE FUND)

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, or imposed on Accounts that may own shares directly, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees, expenses or sales charges were reflected, it would increase overall expenses.

ANNUAL FUND OPERATING EXPENSES(a) (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                           CLASS 1   CLASS 2   CLASS 3*
                                           -------   -------   --------
Management fees                              0.99%     0.99%     0.99%
Distribution and/or service (12b-1) fees     0.00%     0.25%     0.13%
Other expenses                               0.15%     0.15%     0.15%
Acquired fund fees and expenses              0.02%     0.02%     0.02%
Total annual fund operating expenses         1.16%     1.41%     1.29%
Less: Fee waiver/expense reimbursement(b)   (0.01%)   (0.01%)   (0.01%)
Total annual fund operating expenses
   after fee waiver/expense
   reimbursement(b)                          1.15%     1.40%     1.28%

*    Prior to this prospectus Class 3 was known as unnamed class.

(a)  The expense ratios have been adjusted to reflect current fees.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that increased the management fee by 0.06% for the most recent fiscal year), will not exceed 1.075% for Class 1, 1.325% for Class 2, and 1.20% for Class 3.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or the Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
Class 1    $117      $368      $638     $1,413
Class 2    $143      $446      $771     $1,695
Class 3    $130      $408      $708     $1,561

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index (Index). The market capitalization range of the companies included within the Index was $[_____] million to $[_____] million as of March 31, 2010. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The investment manager serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc. (the Subadvisers), which provide day-to-day management for the Fund. The investment manager, subject to the oversight of the Fund's Board of Trustees, decides the proportion of the Fund assets to be managed by each subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. These risks are generally greater for small and mid-sized companies. Focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

RISKS OF FOREIGN INVESTING. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

SMALL COMPANY RISK. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings, lack of experienced management, financial resources, product diversification and competitive strengths. Securities of small companies may trade only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's Class 3 share performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

                      CLASS 3 AVERAGE ANNUAL TOTAL RETURNS

-12.13%  +37.86%  +20.01%  +5.77%  +20.25%  -4.90%  -31.57%  +36.55%
  2002     2003     2004    2005     2006    2007     2008     2009

                                (CALENDAR YEAR)

During the periods shown:

-    Highest return +22.43%% (quarter ended Sept. 30, 2009)

-    Lowest return -23.49% (quarter ended Dec. 31, 2008)

-    Class 3 year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

                                                                       SINCE
                                                                     INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                 1 YEAR   5 YEARS   (8/14/01)
---------------------------------                 ------   -------   ---------
VP - Partners Small Cap Value Fund:
   Class 3                                        +36.55%   +2.48%     +6.97%
Russell 2000 Value Index
   (reflects no deduction for fees or expenses)   +20.58%   -0.01%     +5.93%
Lipper Small-Cap Value Funds Index
   (reflects no deduction for fees)               +33.00%   +1.42%     +6.86%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

SUBADVISERS: Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow Hanley), Denver Investment Advisors LLC (Denver Investments), Donald Smith & Co., Inc. (Donald Smith), River Road Asset Management, LLC (River Road) and Turner Investment Partners, Inc. (Turner)

PORTFOLIO MANAGER            TITLE         MANAGED FUND SINCE
-----------------      -----------------   ------------------
BARROW HANLEY
James S. McClure       Portfolio Manager          2004
John P. Harloe         Portfolio Manager          2004

DENVER INVESTMENTS
Kris Herrick           Portfolio Manager          2007
Troy Dayton            Portfolio Manager          2007
Mark Adelmann          Portfolio Manager          2007
Derek Anguilm          Portfolio Manager          2007
Liza Z. Ramirez        Portfolio Manager          2007

DONALD SMITH
Donald G. Smith        Portfolio Manager          2004
Richard L. Greenberg   Portfolio Manager          2004

RIVER ROAD
James C. Shircliff     Portfolio Manager          2006
R. Andrew Beck         Portfolio Manager          2006
Henry W. Sanders       Portfolio Manager          2006

TURNER
David Kovacs           Portfolio Manager          2008
Jennifer C. Boden      Portfolio Manager          2008

BUYING AND SELLING SHARES

As a Contract owner or Qualified Plan participant, you cannot buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Please see your Qualified Plan disclosure documents or Contract prospectus, as applicable, that accompanies this prospectus for more information. Participants in Qualified Plans are encouraged to consult with their plan administrator for additional information.

TAX INFORMATION

The Fund is treated as a partnership for federal income tax purposes, and does not make regular distributions to shareholders.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund, its distributor or other related companies may pay participating insurance companies or other financial intermediaries for the sale of Fund shares and related services if you make allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company or other financial intermediary to recommend the Fund over another investment option. Ask your financial adviser or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT THE FUNDS

RIVERSOURCE VP - BALANCED FUND

OBJECTIVE

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 40% of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. Equity securities may provide income, offer the opportunity for long-term capital appreciation, or both. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it may buy lower-quality (junk) bonds. The Fund may invest up to 25% of its net assets in foreign investments.

The Fund's equity investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments LLC (RiverSource Investments or investment manager), chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

-    Identify companies with moderate growth potential based on:

     -    effective management, as demonstrated by overall performance;

     -    financial strength; and

     - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell an equity security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to alternative investments.

-    The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

In pursuit of the Fund's objective, the investment manager chooses debt investments by:

- Evaluating the debt portion of the portfolio's total exposure to sectors, industries, issuers and securities relative to the Barclays Capital U.S. Aggregate Bond Index (the Index).

- Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.

- Targeting an average duration for the debt portion of the portfolio within one year of the duration of the Index which, as of March 31, 2010 was [_______] years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a debt security, the investment manager considers, among other factors:

- The debt portion of the portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.

- Whether our assessment of the credit quality of an issuer is changed or is vulnerable to a change.

-    Whether a sector or industry is experiencing change.

-    Changes in the interest rate or economic outlook.

-    Whether the investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.


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PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Derivatives Risk

-    Risks of Foreign Investing

-    Interest Rate Risk

-    Issuer Risk

-    Liquidity Risk

-    Market Risk

-    Prepayment and Extension Risk

-    Sector Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The Fund is allocated among equity and fixed income asset classes. The portfolio managers responsible for the day-to-day management of the equity portion of the Fund are:

Steve Schroll, Portfolio Manager

-    Managed the Fund since 2008.

-    Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

-    Began investment career in 1981.

-    MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

-    Managed the Fund since 2008.

-    Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

-    Began investment career in 1998.

-    MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

-    Managed the Fund since 2008.

-    Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

-    Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

-    Began investment career in 1987.

-    MBA, University of Chicago.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Tom Murphy, CFA, Portfolio Manager

-    Managed the Fund since 2003.

-    Sector Leader of investment grade credit sector team.

-    Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

-    Began investment career in 1986.

-    MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

-    Managed the Fund since 2008.

-    Sector Manager on high yield fixed income sector team.


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

-    Joined RiverSource Investments in 1990.

-    Began investment career in 1986.

-    MBA, University of Minnesota.

Todd White, Portfolio Manager

-    Managed the Fund since 2008.

-    Sector Leader of liquid and structured assets sector team.

-    Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

-    Began investment career in 1986.

-    BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid and structured assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


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

RIVERSOURCE VP - CASH MANAGEMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

- Invests substantially in securities rated in the highest short-term rating category, or deemed of comparable quality by the investment manager, RiverSource Investments.

-    Limits its average portfolio maturity to ninety days or less.

-    Buys obligations with remaining maturities of 397 days or less.

- Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's objective, the investment manager chooses investments by:

- Considering opportunities and risks given current interest rates and anticipated interest rates.

- Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

- The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

-    Political, economic, or other events could affect the issuer's performance.

-    The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Concentration Risk

-    Credit Risk

-    Interest Rate Risk

-    Reinvestment Risk

RIVERSOURCE VP - DIVERSIFIED BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

- Evaluating the portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.

- Analyzing factors such as credit quality, interest rate outlook and price in seeking to select the most attractive securities within each sector.

- Investing in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

- Targeting an average portfolio duration within two years of the duration of the Index which, as of March 31, 2010, was [___ years]. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors:

-    Identification of more attractive investments based on relative value.

- The portfolio's total exposure to sectors, industries, issuers and securities relative to the Index.

- Whether its assessment of the credit quality of an issuer has changed or is vulnerable to a change.

-    Whether a sector or industry is experiencing change.

-    Changes in the interest rate or economic outlook.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Derivatives Risk

-    Risks of Foreign Investing

-    Interest Rate Risk

-    Issuer Risk

-    Liquidity Risk

-    Market Risk

-    Prepayment and Extension Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Tom Murphy, CFA, Portfolio Manager

-    Managed the Fund since 2003.


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

-    Sector Leader of investment grade credit sector team.

-    Joined RiverSource Investments in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

-    Began investment career in 1986.

-    MBA, University of Michigan.

Scott Schroepfer, CFA, Portfolio Manager

-    Managed the Fund since 2008.

-    Sector Manager on high yield fixed income sector team.

-    Joined RiverSource Investments in 1990.

-    Began investment career in 1986.

-    MBA, University of Minnesota.

Todd White, Portfolio Manager

-    Managed the Fund since 2008.

-    Sector Leader of liquid and structured assets sector team.

-    Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

-    Began investment career in 1986.

-    BS, Indiana University.

The fixed income department of RiverSource Investments is divided into six specialized teams (sector teams), each focused on a specific sector of the fixed income market: leveraged debt group, liquid and structured assets, high yield fixed income, investment grade credit, municipal bonds, and global fixed income. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund's portfolio managers lead or are members of one of these sector teams and also serve on a strategy committee responsible for implementation of the Fund's overall investment strategy, including determination of the Fund's sector allocation and portfolio duration.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

RIVERSOURCE VP - DIVERSIFIED EQUITY INCOME FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objectives, the investment manager, RiverSource Investments, chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

-    Identify companies with moderate growth potential based on:

     -    effective management, as demonstrated by overall performance;

     -    financial strength; and

     - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to alternative investments.

-    The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Risks of Foreign Investing

-    Issuer Risk

-    Market Risk

-    Sector Risk

-    Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

-    Managed the Fund since 2003.

-    Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

-    Began investment career in 1981.

-    MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

-    Managed the Fund since 2003.

-    Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

-    Began investment career in 1998.

-    MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

-    Managed the Fund since 2006.

-    Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

-    Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

-    Began investment career in 1987.

-    MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

RIVERSOURCE VP - DYNAMIC EQUITY FUND

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, LLC (RiverSource Investments or investment manager) will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager's disciplined quantitative approach is designed to identify companies with:

-    Attractive valuations, based on factors such as price-to-earnings ratios;

-    Sound balance sheets; or

-    Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to other potential investments.

- The company does not meet the investment manager's performance expectations.

The universe of stocks from which the investment manager selects the Fund's investments primarily will be those included in the Fund's benchmark, the S&P 500 Index.

In selecting stocks for the Fund to purchase or to sell, the investment manager employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process includes factors such as:

-    Limits on positions relative to weightings in the benchmark index.

-    Limits on sector and industry allocations relative to the benchmark index.

-    Limits on size of holdings relative to market liquidity.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Derivatives Risk

-    Issuer Risk

-    Market Risk

-    Small and Mid-Sized Company Risk

-    Quantitative Model Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

-    Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

-    MS and Ph.D., MIT.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

-    Managed the Fund since 2008.


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

- Joined RiverSource Investments as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

-    Ph.D., MIT.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

RIVERSOURCE VP - GLOBAL BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, chooses investments by:

-    Considering opportunities and risks by credit rating and currency.

-    Identifying investment-grade U.S. and foreign bonds.

-    Identifying below investment-grade U.S. and foreign bonds.

- Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued.

-    The security continues to meet the standards described above.

The investment manager monitors the Fund's exposure to interest rate and foreign currency fluctuations. The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, interest rate fluctuations or currency fluctuations, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Derivatives Risk

-    Diversification Risk

-    Risks of Foreign Investing

-    Geographic Concentration Risk

-    Interest Rate Risk

-    Liquidity Risk

-    Market Risk

-    Prepayment and Extension Risk

-    Sector Risk

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Nicholas Pifer, CFA, Portfolio Manager

-    Managed the Fund since 2000.

-    Sector Leader of global fixed income sector team.

-    Joined RiverSource Investments in 2000.

-    Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

-    Began investment career in 1990.

-    MA, Johns Hopkins University School of Advanced International Studies.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

RIVERSOURCE VP - GLOBAL INFLATION PROTECTED SECURITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. At the time of purchase, the Fund invests only in securities rated investment grade, or, if unrated, deemed to be of comparable quality by the investment manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Up to 20% of the Fund's net assets may be invested in debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager, RiverSource Investments, makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

- Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments.

- Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.

- The Fund will target an average portfolio duration within a range of plus or minus 30% of the duration of a blended index comprised of 50% of the Barclays Capital World Government Inflation-Linked Bond Index (excluding U.S., fully hedged to the U.S. dollar) and 50% of the Barclays Capital U.S. Government Inflation-Linked Bond Index which was [___] years as of March 31, 2010.

Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.

The investment manager may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Derivatives Risk

-    Diversification Risk

-    Risks of Foreign Investing

-    Inflation Protected Securities Risk

-    Interest Rate Risk

-    Market Risk

-    Prepayment and Extension Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Nicholas Pifer, CFA, Portfolio Manager


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

-    Managed the Fund since 2005.

-    Sector Leader of global fixed income sector team.

-    Joined RiverSource Investments in 2000.

-    Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

-    Began investment career in 1990.

-    MA, Johns Hopkins University School of Advanced International Studies.

Todd White, Portfolio Manger

-    Managed the Fund since 2009.

-    Sector Leader of liquid and structured assets sector team.

-    Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities business, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000-2004.

     -    Began investment career in 1986.

     -    BS, Indiana University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

RIVERSOURCE VP - HIGH YIELD BOND FUND

OBJECTIVE

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund's objectives, the investment manager, RiverSource Investments, LLC (RiverSource Investments or investment manager) aggressively seeks to earn a high total return, choosing investments by:

-    Reviewing interest rate and economic forecasts.

- Reviewing credit characteristics and capital structures of companies, including an evaluation of any outstanding bank loans or corporate debt securities a company has issued, its relative position in its industry, and its management team's capabilities.

-    Identifying companies that:

- have medium and low quality ratings or, in the investment manager's opinion, have similar qualities to companies with medium or low quality ratings, even though they are not rated, or have been given a different rating by a rating agency,

-    have growth potential, or

-    have the potential to increase in value as their credit ratings improve.

- Buying debt instruments that are expected to outperform other debt instruments.

Additionally, for bank loans, the investment manager's process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, the investment manager considers, among other factors, whether:

-    The interest rate or economic outlook changes.

-    A sector or industry is experiencing change.

-    A security's rating is changed.

-    The security is overvalued relative to alternative investments.

- The company no longer meets the investment manager's performance expectations.

-    The investment manager wishes to lock in profits.

-    The investment manager identifies a more attractive opportunity.

- The issuer or the security continues to meet the other standards described above.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Highly Leveraged Transaction Risk

-    Impairment of Collateral Risk

-    Derivatives Risk


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-    Interest Rate Risk

-    Liquidity Risk

-    Market Risk

-    Prepayment and Extension Risk

-    Counterparty Risk

-    Risks of Foreign Investing

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Schroepfer, CFA, Portfolio Manager

-    Managed the Fund since 1999.

-    Sector Manager on high yield fixed income sector team.

-    Joined RiverSource Investments in 1990.

-    Began investment career in 1986.

-    MBA, University of Minnesota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

RIVERSOURCE VP - INCOME OPPORTUNITIES FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund's net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float" periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund's objective, RiverSource Investments LLC (RiverSource Investments or investment manager) chooses investments by:

- Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

- Seeking broad diversification by allocating investments among various sectors, based on the investment manager's assessment of their economic outlook.

Additionally, for bank loans, the investment manager's process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The issuer or the security continues to meet the standards described above.

-    A sector or industry is experiencing change.

-    The interest rate or economic outlook changes.

-    A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Highly Leveraged Transaction Risk

-    Impairment of Collateral Risk

-    Derivatives Risk

-    Interest Rate Risk

-    Liquidity Risk

-    Market Risk

-    Prepayment and Extension Risk

-    Counterparty Risk

-    Risks of Foreign Investing


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

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

-    Managed the Fund since 2004.

-    Sector Manager on high yield fixed income sector team.

-    Joined RiverSource Investments in 1994 as a high yield analyst.

-    Began investment career in 1986.

-    MBA, University of Wisconsin - Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

RIVERSOURCE VP - MID CAP GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. RiverSource Investments, LLC (RiverSource Investments or the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap(R) Growth Index (the Index). The market capitalization range of the companies included within the Index was $[_____] million to $[_____] billion as of March 31, 2010. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund's other investment criteria, the Fund may choose to continue to hold a stock even if the company's market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.

In pursuit of the Fund's objective, the investment manager chooses equity investments by, among other things:

-    Analyzing a company's:

     -    management's track record;

     -    financial strength;

     - growth potential (on average, a company's expected ability to generate future earnings growth of at least 15% per year); and

     -    competitive market position.

- Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

- Considering market trends and identifying opportunities within multiple industries that offer a desirable risk/reward trade-off for shareholders.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to alternative investments.

- The company has met the investment manager's earnings and/or growth expectations.

- Political, economic, or other events could affect the company's performance.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Issuer Risk

-    Market Risk

-    Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

John K. Schonberg, CFA, Senior Portfolio Manager

-    Managed the Fund since Oct. 2006.

-    Equity Team Leader.

-    Joined RiverSource Investments in 1997.

-    Began investment career in 1988.

-    BS, University of Nebraska.

Sam Murphy, Associate Portfolio Manager

-    Managed the Fund since June 2007.

- Employed by RiverSource Investments from 1999-2002; returned to RiverSource Investments in 2006 as a Senior Research Analyst.


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

-    Began investment career in 1989.

-    MBA, University of Pennsylvania, Wharton School of Business.

Mike Marzolf, Associate Portfolio Manager

-    Managed the Fund since June 2007.

-    Joined RiverSource Investments in 2007 as an Associate Portfolio Manager.

-    Began investment career in 1998.

-    BS, University of St. Thomas.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

RIVERSOURCE VP - MID CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap(R) Value Index (the Index). The market capitalization range of the companies included within the Index was $[_____] million to $[_____] billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies, preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, RiverSource Investments, LLC (RiverSource Investments or the investment manager), chooses equity investments by seeking to:

- Select companies that are undervalued based on a variety of measures, including but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.

-    Identify companies with growth potential based on:

     -    effective management, as demonstrated by overall performance;

     -    financial strength; and

     - underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to alternative investments.

-    The security has reached the investment manager's price objective.

- The company has met the investment manager's earnings and/or growth expectations.

- The security exhibits unacceptable correlation characteristics with other portfolio holdings.

- The company or the security continues to meet the other standards described above.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Risks of Foreign Investing

-    Issuer Risk

-    Market Risk

-    Mid-Sized Company Risk

-    Sector Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Steve Schroll, Portfolio Manager

-    Managed the Fund since 2005.

-    Joined RiverSource Investments in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

-    Began investment career in 1981.

-    MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

-    Managed the Fund since 2005.

-    Joined RiverSource Investments in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

-    Began investment career in 1998.

-    MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

-    Managed the Fund since 2006.

-    Joined RiverSource Investments in 1995 as a Senior Equity Analyst.

-    Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

-    Began investment career in 1987.

-    MBA, University of Chicago.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

RIVERSOURCE VP - S&P 500 INDEX FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track its index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, RiverSource Investments, LLC (RiverSource Investments or the investment manager) expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

The investment manager will use quantitative techniques to select securities for the Fund in an attempt to replicate the returns of the S&P 500. Unlike a "full replication" strategy, where a fund will own all of the stocks in an index, the Fund will hold a representative sample of the stocks in an index, weighted to approximate the relative composition of the securities contained in the Index. The specific weights are determined by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth and other quantitative measures. The investment manager may purchase stocks not included in the Index when doing so would be a cost efficient way of approximating the performance of the S&P 500, for example, in anticipation of a stock being added to the Index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of 0.95 or better is not achieved, the Fund's Board of Trustees (Board) will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security continues to be included in the S&P 500.

- Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

-    A company's market weighting otherwise changes with respect to the S&P 500.

- Timing of cash flows in and out of the Fund requires the investment manager to sell a security.

For more information on investment strategies and the S&P 500, please refer to the SAI. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

-    Indexing Risk

-    Market Risk


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

-    Tracking Error Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

-    Managed the Fund since 2009.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

-    MS and Ph.D., MIT.

Georgios Vetoulis, Ph.D., Senior Equity Analyst

-    Managed the Fund since January 2009.

-    Joined RiverSource Investments in August 2002 as an Equity Analyst.

- Began investment career in 2001 at Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry.

- B.S. in physics from University of Athens, Greece; Ph.D. from Princeton University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

RIVERSOURCE VP - SHORT DURATION U.S. GOVERNMENT FUND

OBJECTIVE

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund's objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

In pursuit of the Fund's objectives, RiverSource Investments, LLC (RiverSource Investments or the investment manager) chooses investments by:

-    Reviewing credit characteristics and the interest rate outlook.

- Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

Under normal market conditions, the Fund will seek to maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to alternative investments.

-    The investment manager wishes to lock-in profits.

-    Whether changes are anticipated in the interest rate or economic outlook.

-    The investment manager identifies a more attractive opportunity.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Credit Risk

-    Derivatives Risk

-    Interest Rate Risk

-    Liquidity Risk

-    Market Risk

-    Prepayment and Extension Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Todd White, Portfolio Manager


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

-    Managed the Fund since 2008.

-    Sector Leader of liquid and structured assets sector team.

-    Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

-    Began investment career in 1986.

-    BS, Indiana University.

John G. McColley, Portfolio Manager

-    Managed the Fund since 2009.

-    Sector Manager on liquid and structured assets sector team.

-    Joined RiverSource Investments in 1985.

-    Began investment career in 1984.

-    BS, Carlson School of Management, University of Minnesota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

SELIGMAN VP - GROWTH FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in common stocks of large U.S. companies that fall within the range of the Russell 1000(R) Growth Index (Index). The market capitalization range of the companies included within the Index was $[_____] billion to $[_____] billion as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. RiverSource Investments, LLC (RiverSource Investments or the investment manager) chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund's net assets may be invested in foreign investments.

In selecting individual securities for investment, the investment manager looks to identify large companies that it believes display certain characteristics, including but not limited to, one or more of the following:

-    Strong or improving company fundamentals;

-    Strong management;

- Market earnings expectations are at or below the investment manager's estimates;

- Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

- Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

-    Potential for above-average growth.

The Fund will generally sell a stock when the investment manager believes that:

-    The company fundamentals have deteriorated;

- The company's catalyst for growth is already reflected in the stock's price (i.e., the stock is fully valued); or

-    The investment manager's price target has been met.

The investment manager may invest in derivatives such as futures, options, forward contracts and structured investments, to produce incremental earnings, to hedge existing positions, or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Derivatives Risk

-    Risks of Foreign Investing

-    Issuer Risk

-    Market Risk

-    Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Erik J. Voss, Portfolio Manager

-    Managed the Fund since Nov. 2008.

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Voss was Vice President and Managing Director of Seligman.

- Prior to joining Seligman in 2006, Mr. Voss worked at Wells Capital Management since 2000, most recently as the Portfolio Manager for the Endeavor Select Fund, a concentrated large-cap growth fund and the Endeavor Large Cap Growth Fund. Mr. Voss also managed an all-cap portfolio. Prior to then, Mr. Voss spent three years at Conseco Capital Management where he was sole Portfolio Manager on Conseco 20, an aggressive growth, concentrated, mid-cap portfolio. From 1993 to 1996, he was an Equity Analyst with Gardner Lewis Asset Management.

- Began investment career in 1990 as a Stockbroker with Stuart James Company in 1990.

-    MS, University of Wisconsin.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

SELIGMAN VP - LARGER-CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy. In pursuit of the Fund's objective, the investment manager, RiverSource Investments uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.

In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

-    a low price-to-earnings and/or low price-to-book ratio;

-    positive change in senior management;

-    positive corporate restructuring;

-    temporary setback in price due to factors that no longer exist;

-    a positive shift in the company's business cycle; and/or

-    a catalyst for increase in the rate of the company's earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and closely monitors Fund's holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

-    the security has become fully valued;

-    the security's fundamentals have deteriorated; or

- ongoing evaluation reveals that there are more attractive investment opportunities available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Focused Portfolio Risk

-    Risks of Foreign Investing

-    Issuer Risk

-    Market Risk

-    Sector Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Neil T. Eigen, Portfolio Manager

-    Managed the Fund since Nov. 2008.

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

- Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.


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

-    BS, New York University.

Richard S. Rosen, Portfolio Manager

-    Managed the Fund since Nov. 2008.

- Prior to RiverSource Investments acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

- Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear Stearns Asset Management (BSAM), and a Managing Director at Bear, Stearns & Co. Inc.

-    MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

SELIGMAN VP - SMALLER-CAP VALUE FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index (Index) at the time of investment. The market capitalization range of the companies included within the Index was $[_____] million to $[_____] million as of March 31, 2010. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund's net assets may be invested in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, RiverSource Investments, LLC (RiverSource Investments or the investment manager) uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.

In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

-    a low price-to-earnings and/or low price-to-book ratio;

-    positive change in senior management;

-    positive corporate restructuring;

-    temporary setback in price due to factors that no longer exist;

-    positive shift in the company's business cycle; and/or

-    a catalyst for increase in the rate of the company's earnings growth.

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests or the third-party analysts covering such companies, and closely monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

In deciding whether to sell a security, the investment manager considers whether:

-    it has become fully valued,

-    its fundamentals have deteriorated, or

- ongoing evaluation reveals that there are more attractive investment opportunities available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Focused Portfolio Risk

-    Risks of Foreign Investing

-    Issuer Risk

-    Market Risk

-    Sector Risk

-    Small Company Risk

PORTFOLIO MANAGEMENT

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Neil T. Eigen, Portfolio Manager

-    Managed the Fund since Dec. 2008.

- Prior to RiverSource Investments acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in Nov. 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

- Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

-    BS, New York University.

Richard S. Rosen, Portfolio Manager

-    Managed the Fund since Dec. 2008.

- Prior to RiverSource Investments acquisition of Seligman in Nov. 2008, Mr. Rosen was a Managing Director of Seligman.

- Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear Stearns Asset Management (BSAM), and a Managing Director at Bear, Stearns & Co. Inc.

-    MBA, New York University.

Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the Fund, although, Mr. Eigen typically makes the final decision with respect to investments made by the Fund.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

THREADNEEDLE VP - EMERGING MARKETS FUND

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource or investment manager) serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

The Fund's portfolio management team constructs the portfolio by selecting what it considers to be the best stocks in each industry sector, based on return on invested capital analysis, growth and valuation. The Fund's sector exposure generally reflects the global macroeconomic environment, the outlook for each sector and the relative valuation of the stocks among the sectors.

This analysis allows the portfolio management team to identify those stocks which it believes are most likely to produce high returns on capital in the future and which it expects should consequently deliver the best returns for investors.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Risks of Foreign Investing

-    Geographic Concentration Risk

-    Issuer Risk

-    Market Risk

-    Sector Risk

-    Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Subadviser: RiverSource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board. Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund. Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Julian A.S. Thompson, Portfolio Manager

-    Managed the Fund since 2000.

-    Joined Threadneedle in 2003.

- Began investment career in 1993 as an Investment Manager for Stewart Ivory, a Scottish investment company, 1993 to 1999. Portfolio Manager, American Express Asset Management International, 1999 to 2003.

-    BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

-    Deputy managed the Fund since 2003.

-    Joined Threadneedle in 2001 as a fund manager.

- Began investment career in 1997 as an Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

-    BA (Hons), Oxford University 1996.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

THREADNEEDLE VP - INTERNATIONAL OPPORTUNITY FUND

OBJECTIVE

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund may invest in developed and in emerging markets.

RiverSource Investments, LLC (RiverSource Investments or the investment manager) serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited (Threadneedle), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Threadneedle chooses investments by:

- Deploying an integrated approach to equity research that incorporates regional analyses, an international sector strategy, and stock specific perspectives.

- Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

- Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

- Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund's portfolio are consistent with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using Threadneedle's extensive research, the Fund's portfolio management team constructs the portfolio using regional Core Lists of stocks, which represent the portfolio management team's ideas and highest convictions. The portfolio is then constructed from these lists along with other securities selected by the various regional experts.

Stocks in the Core Lists are selected by:

-    Evaluating the opportunities and risks within regions and sectors;

-    Assessing valuations; and

- Evaluating one or more of the following: balance sheets and cash flows, the demand for a company's products or services, its competitive position, or its management.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Derivatives Risk

-    Risks of Foreign Investing

-    Geographic Concentration Risk

-    Issuer Risk

-    Market Risk

-    Sector Risk

-    Small and Mid-Sized Company Risk

PORTFOLIO MANAGEMENT

Subadviser: RiverSource Investments contracts with and compensates Threadneedle International Limited (Subadviser or Threadneedle) to manage the investment of the Fund's assets. RiverSource Investments monitors the compliance of Threadneedle with the investment objectives and related policies of the Fund, reviews the performance of Threadneedle, and reports periodically to the Board. Threadneedle manages the Fund's assets based upon its experience managing funds with investment goals and strategies substantially similar to those of the Fund. Threadneedle, located at 60 St. Mary Axe, London EC3A 8JQ, England, is an affiliate of RiverSource Investments, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Alex Lyle, Portfolio Manager

-    Head of managed funds.

-    Managed the Fund since 2003.

- Joined Threadneedle in 1994, where he managed the U.K. equity investments for some large insurance clients and has run a wide range of portfolios.

-    Began investment career in 1980.

-    MA, Oxford University.

Esther Perkins, CFA, Deputy Portfolio Manager

-    Head of EAFE Equities.

-    Deputy managed the Fund since 2008.

-    Joined Threadneedle in 2008 as a fund manager.

- Began investment career in 1998 as an equity trader at Goldman Sachs International, 1998 - 2003. From 2004 - 2008, she was an Investment Director at Standard Life Investments, managing global portfolios.

- BA, Oxford University; MA, University of Pennsylvania; MBA, Wharton Business School.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

VP - DAVIS NEW YORK VENTURE FUND

      (FORMERLY KNOWN AS RIVERSOURCE PARTNERS VP - FUNDAMENTAL VALUE FUND)

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund's assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund's assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund's investment. The Fund may invest up to 25% of its net assets in foreign investments. RiverSource Investments, LLC (RiverSource Investments or investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Davis Selected Advisers, L.P. (Davis) (the Subadviser), which provides day-to-day portfolio management of the Fund.

Over the years, Davis has developed a list of characteristics that the portfolio managers believe help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, Davis searches for companies that demonstrate a majority or an appropriate mix of these characteristics:

-    Proven track record

-    Significant alignment of interest in business

-    Smart application of technology to improve business and lower costs

-    Strong balance sheet

-    Low cost structure

-    High returns on capital

-    Non-obsolescent products/services

-    Dominant or growing market share

-    Global presence and brand names

After determining which companies the Subadviser wishes to own, it then turns its analysis to determining the intrinsic value of those companies' common stock. The Subadviser seeks to identify common stocks which can be purchased at attractive valuations relative to their intrinsic value. The Subadviser's goal is to invest in companies for the long term. It considers selling a company if it believes the stock's market price exceeds its estimate of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Risks of Foreign Investing

-    Issuer Risk

-    Market Risk

-    Sector Risk

PORTFOLIO MANAGEMENT

Subadviser: Davis, which has served as Subadviser to the Fund since April 2006, is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona. Davis, subject to the approval of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

- Christopher C. Davis, Co-Portfolio Manager. Mr. Davis has been a portfolio manager for the Davis New York Venture Fund since October 1995. Mr. Davis has worked as a research analyst and portfolio manager for Davis since 1989.

- Kenneth C. Feinberg, Co-Portfolio Manager. Mr. Feinberg has been a portfolio manager for the Davis New York Venture Fund since May 1998. Mr. Feinberg has worked as a research analyst for Davis since 1994.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

VP - GOLDMAN SACHS MID CAP VALUE FUND

         (FORMERLY KNOWN AS RIVERSOURCE PARTNERS VP - SELECT VALUE FUND)

OBJECTIVE

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap(R) Value Index (the Index). As of March 31, 2010, the capitalization range of the Index was between [$___ ] million and [$____] billion. The market capitalization range and the composition of the Index are subject to change. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments or the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadviser, Goldman Sachs Asset Management, L.P. (GSAM) (the Subadviser), which provides day-to-day portfolio management of the Fund.

GSAM

In constructing the Fund's portfolio, GSAM seeks to identify quality businesses selling at compelling (conservative) valuations through intensive, firsthand fundamental research. GSAM believes that businesses represent compelling value when:

     -    Market uncertainty exists.

     -    Their economic value is not recognized by the market.

GSAM believes that quality businesses have:

     -    Sustainable operating or competitive advantage.

     -    Excellent stewardship of capital.

     -    Capability to earn above their cost of capital.

     -    Strong or improving balance sheets and cash flows.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Issuer Risk

-    Market Risk

-    Mid-Sized Company Risk

-    Initial Public Offering Risk

PORTFOLIO MANAGEMENT

Subadviser: GSAM, which has served as subadviser to the Fund since February 2010, is located at 32 Old Slip, New York, New York 10005. GSAM, subject to the supervision of RiverSource Investments, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Sean Gallagher, Managing Director, US Value Equity Co-CIO, Portfolio Manager

     -    Managed the Fund since Feb. 2010.

     - Mr. Gallagher oversees the portfolio management and investment research efforts for the firm's US value equity accounts. Mr. Gallagher has been a member of the US Value Equity team since 2000. He currently has research responsibilities for telecommunications, media, cable and health care. Prior to joining Goldman Sachs, he spent six years as a research analyst at Merrill Lynch Asset Management.

     -    Joined GSAM in 2000.

     -    Began investment career in 1993.

     - BS, Drexel University; MBA, Stern School of Business at New York University.

Andrew Braun, Managing Director, US Value Equity Co-CIO, Portfolio Manager

     -    Managed the Fund since Feb. 2010.

     - Mr. Braun oversees the portfolio management and investment research efforts for the firm's US value equity accounts. Mr. Braun has been a member of the US Value Equity team since 1997. He currently has research responsibility for banks, specialty finance and broker dealers. He has also covered insurance, basic materials, environmental services and transportation stocks throughout his tenure at Goldman Sachs. Prior to joining the firm, Mr. Braun worked in the corporate finance department at Dillon Read.

     -    Joined GSAM in 1993.

     -    Began investment career in 1991.

     - BA, Harvard University; MBA, Stern School of Business at New York University.

Dolores Bamford, CFA, Managing Director, Portfolio Manager

     -    Managed the Fund since Feb. 2010.

     - Ms. Bamford has broad research responsibilities across the value portfolios and oversees the portfolio construction and investment research for the firm's mid cap value accounts. Prior to her arrival at Goldman Sachs, Ms. Bamford was a portfolio manager at Putnam Investments for Value products since 1992.

     -    Joined GSAM in 2002.

     -    Began investment career in 1989.

     -    BA, Wellesley College; MS, MIT Sloan School of Management.

Scott Carroll, CFA, Managing Director, Portfolio Manager

     -    Managed the Fund since Feb. 2010.

     - Mr. Carroll has broad research responsibilities across the value portfolios. Before joining the firm, Mr. Carroll spent over five years at Van Kampen Funds, where he had portfolio management and analyst responsibilities for a growth and income and equity income funds.

     -    Joined GSAM in 2002.

     -    Began investment career in 1991.

     - BS, Northern Illinois University; MBA, University of Chicago Graduate School of Business.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."

VP - PARTNERS SMALL CAP VALUE FUND

       (FORMERLY KNOWN AS RIVERSOURCE PARTNERS VP - SMALL CAP VALUE FUND)

OBJECTIVE

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000(R) Value Index (Index). The market capitalization range of the companies included within the Index was $[_____] million to $[_____] million as of March 31, 2010. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

RiverSource Investments, LLC (RiverSource Investments or the investment manager) serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers, Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow Hanley), Denver Investment Advisors LLC (Denver Investments), Donald Smith & Co., Inc. (Donald Smith), River Road Asset Management, LLC (River Road) and Turner Investment Partners, Inc. (Turner) (the Subadvisers), which provide day-to-day management for the Fund. RiverSource Investments, subject to the oversight of the Fund's Board of Trustees, decides the proportion of the Fund assets to be managed by each subadviser, and may change these proportions at any time. Each of the Subadvisers acts independently of the others and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small companies that it believes are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Index.

BARROW HANLEY

Barrow Hanley uses a value-added proprietary research process to select small capitalization, low-expectation stocks of companies in which the value of the underlying business is believed to be significantly greater than the market price. This difference in the valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital. Barrow Hanley screens the universe of roughly 1,500 companies that possess characteristics desired by Barrow Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process --the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average approximately 35 stocks with an average weighting of 3% to 5%.

DENVER INVESTMENTS

Denver Investments' investment strategy is based on three factors: 1) positive free cash flow and an attractive valuation relative to free cash flow; 2) effective use by management of free cash flow; and 3) a dividend-paying emphasis. Free cash flow is the cash available for the company to create value for shareholders after all cash expenses, taxes and maintenance capital investments are made. The style employs a quantitative model to identify opportunities in the investment universe; however, the process emphasizes independent fundamental research and modeling to analyze securities.

The initial universe consists of dividend-paying public companies within the market capitalization range of the Russell 2000 Value Index. Denver Investments screens this universe with a proprietary, sector-based multi-factor model. The screen aims to identify stocks that are not only inexpensive, but also have fundamentals (revenues, margins, and asset turnover) that are showing early signs of improvement. The most attractively ranked stocks are candidates for fundamental analysis. Denver Investments uses independent fundamental research to identify companies where it believes the early fundamental improvement in free cash flow is sustainable and not yet recognized by the market. The proprietary fundamental model uses three separate approaches to establish intrinsic value: 1) discounted free cash flow analysis; 2) returns-based peer analysis; and 3) cash flow returns and reinvestment opportunities. The greatest weight is placed on the free cash flow valuation. In general, stocks with more potential upside based on the estimated intrinsic value are given higher weight.

There are four reasons Denver Investments will sell a stock:


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-    Estimate of intrinsic value is reached;

-    Changes in fundamentals violate original investment thesis;

-    More attractive investment ideas are developed; and

-    Stock appreciates out of our market-cap parameters.

DONALD SMITH

Donald Smith employs a strict bottom-up approach that seeks to invest in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book value ratios and with a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research.

Donald Smith will generally sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

RIVER ROAD

River Road selects stocks one at a time based solely on that stock's individual, fundamental merits. River Road's security analysis is conducted in-house and focuses on identifying the most attractive companies that best meet River Road's five critical stock characteristics. The first characteristic is that a security be priced at a discount to the assessment of the firm's Absolute Value. The second characteristic is an attractive business model. River Road seeks to invest in companies with sustainable, predictable, and understandable business models. The third characteristic is shareholder-oriented management. River Road seeks capable, honest management teams with proven experience and a willingness to assume a material stake in their business. Thus, River Road looks for management ownership, stock buybacks, accretive transactions, and dividend raises/initiations. The fourth characteristic is financial strength. River Road seeks companies with attractive cash flow, reasonable debt, and/or undervalued assets on the balance sheet, such as real estate, patents or license. The fifth characteristic River Road looks for is companies with limited Wall Street research coverage that are undiscovered, under-followed, or misunderstood, as these stocks often have considerable discovery value and tend to exhibit lower relative volatility.

There are three general circumstances in which River Road will sell a security:

- Position size exceeds risk management guidelines (a holding will be sold when it achieves its price target or becomes too large in the portfolio);

- Declining fundamentals (a stock will be sold if its fundamentals turn negative, and/or gives reason to believe it will not achieve River Road's expectations within an acceptable level of risk); and

-    Unacceptable losses accumulate.

TURNER

Turner believes that consistent out-performance relative to stated benchmark may be best achieved by identifying the characteristics that drive future price out-performance, such as relative valuations or earnings growth, and by investing in companies that exhibit these predictive characteristics. Turner's investment process involves the use of four steps to evaluate stocks for investment or continued ownership.

- Turner uses a proprietary quantitative model to evaluate 72 factors and identify factors that have been predictive of future price performance during the previous three years by economic sector.

- Turner then ranks all companies in the universe relative to one another based on the predictive characteristics by sector.

- Next, a diversified portfolio of the best ranked companies is constructed by utilizing proprietary portfolio optimization and diversification tools.

- The portfolio is rebalanced regularly using program trades that minimize "implementation shortfall" at a minimum cost.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The following principal risks of investing in the Fund are described under "Descriptions of the Principal Risks of Investing in the Funds" in this prospectus. Please remember that with any mutual fund investment you may lose money.

Principal risks associated with an investment in the Fund include:

-    Active Management Risk

-    Issuer Risk

-    Market Risk

-    Risks of Foreign Investing

-    Small Company Risk

-    Quantitative Model Risk


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PORTFOLIO MANAGEMENT

Subadvisers:

Barrow Hanley, which has served as Subadviser to the Fund since March 2004, is located at 2200 Ross Avenue, 31st Floor, Dallas, Texas. Barrow Hanley, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource -Investments. Barrow Hanley is an independently-operated subsidiary of Old Mutual Asset Management (US) group of companies.

Denver Investments, which has served as Subadviser to the Fund since July 2007, is located at 1225 17th Street, 26th Floor, Denver, CO. Denver Investments, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments. The research analysts on the Small-Cap Value team listed below are responsible for the day-to-day management of the portion of the Fund allocated to Denver Investments. These individuals are further supported by dedicated research analysts who all may recommend purchase and sell decisions for the Fund. Every new investment is presented to the Small-Cap Value team, which reviews investment ideas to determine whether that potential investment is attractive and compatible with the Fund's investment objective. The Small-Cap Value Team typically seeks to reach consensus on all investment decisions.

Donald Smith, which has served as Subadviser to the Fund since March 2004, is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows portfolio managers to conduct focused, detailed fundamental analysis of companies they invest in.

River Road, which has served as Subadviser to the Fund since April 2006, is located at 462 South Fourth Street, Suite 1600, Louisville, Kentucky. River Road, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments.

Turner, which has served as Subadviser to the Fund since June 2008, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania. Turner, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with RiverSource Investments.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Barrow Hanley are:

- James S. McClure, CFA and Portfolio Manager. Mr. McClure joined Barrow Hanley as a Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow Hanley's Small Cap Value Equity strategy and has 37 years of experience managing small cap portfolios. Mr. McClure has a BA and an MBA from the University of Texas.

- John P. Harloe, CFA and Portfolio Manager. Mr. Harloe joined Barrow Hanley as a Principal in 1995 where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow Hanley's Small Cap Value Equity strategy and has 33 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Denver Investments are:

- Kris Herrick, CFA, Partner, Director of Value Research, Portfolio Manager. Mr. Herrick joined Denver Investments' Value team in 2000. He has ten years of investment experience. Prior to joining Denver Investments, Mr. Herrick worked as an analyst with Jurika and Voyles. He earned both a B.A. and a B.S. from the University of Northern Colorado. Mr. Herrick holds the Chartered Financial Analyst designation and is a member of the CFA Society of Colorado.

- Troy Dayton, CFA, Partner, Portfolio Manager, Analyst. Mr. Dayton joined Denver Investment Advisors as a Research Analyst with the Value team in 2002. He has 11 years of investment experience. Prior to joining the firm, he was an Equity Research Analyst with Jurika and Voyles, as well as an Analyst at Dresdner RCM Global Investors. He also worked as a Trading Support Officer for Citibank's Global Asset Management Department in London, England. Mr. Dayton earned his B.S. degree from Colorado State University. Mr. Dayton holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

- Mark Adelmann, CFA, C.P.A., Partner, Portfolio Manager, Analyst. Mr. Adelmann joined the Value team in 1995. He has 26 years of professional experience. Prior to joining Denver Investments, Mr. Adelmann worked with Deloitte & Touche for 14 years in auditing and


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

     financial reporting. He received his B.S. from Oral Roberts University and is a Certified Public Accountant. Mr. Adelmann is a Chartered Financial Analyst charterholder and a member of the CFA Institute and the CFA Society of Colorado.

- Derek Anguilm, CFA, Partner, Portfolio Manager, Analyst. Mr. Anguilm joined Denver Investments in 2000. He has eight years of investment experience. Prior to joining Denver Investments, he was a research assistant at EVEREN Securities. Mr. Anguilm earned a B.S. in Finance at Metropolitan State College of Denver. Mr. Anguilm holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

- Lisa Z. Ramirez, CFA, Vice President, Portfolio Manager, Analyst. Ms. Ramirez started with Denver Investments as a Portfolio Administrator in 1993. After successfully completing the CFA program in 1997, Lisa moved into Growth equity research. Lisa joined the Value team in 2005. She received a BS from the University of Colorado at Denver and MBA from Regis University. Ms. Ramirez holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society of Colorado.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Donald Smith are:

- Donald G. Smith, Chief Investment Officer. Mr. Smith has been with Donald Smith since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Mr. Smith accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Mr. Smith received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

- Richard L. Greenberg, CFA, Senior Portfolio Manager and Director of Research. Mr. Greenberg has been with Donald Smith since 1981. Mr. Greenberg began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Mr. Greenberg graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by River Road are:

- James C. Shircliff, CFA, Chief Executive Officer, Chief Investment Officer. Mr. Shircliff serves as lead portfolio manager for River Road's Small Cap Value, Small-Mid Cap Value, and Dividend All-Cap Portfolios. Prior to co-founding River Road, Mr. Shircliff served as EVP, Portfolio Manager and Director of Research for SMC Capital, Inc. Mr. Shircliff has more than 35 years of investment management experience. He started his career in 1973 as a research analyst for First Kentucky Trust, where he later served as Director of Research. In 1983, he joined Oppenheimer Management Company as a special situations analyst and, later, Portfolio Manager for Oppenheimer's Target Fund. In 1986, Mr. Shircliff joined Southeastern Asset Management (Longleaf Funds) as Partner, Portfolio Manager and Director of Research. In 1997, he joined SMC Capital, Inc. where he launched River Road's Small Cap Value and Dividend All-Cap Value Portfolios. Mr. Shircliff received his BS in finance from the University of Louisville.

- R. Andrew Beck, President, Senior Portfolio Manager. Mr. Beck serves as President of River Road, where he is responsible for managing the firm's day-to-day operations. Mr. Beck serves as portfolio co-manager for River Road's Small Cap Value and Small-Mid Cap Value Portfolios. Prior to co-founding River Road, Mr. Beck served as senior research analyst and later, SVP and Portfolio Manager for SMC Capital, Inc. Mr. Beck received his BS in finance from the University of Louisville and his MBA from the F.W. Olin School at Babson College.

- Henry W. Sanders, CFA, Senior Portfolio Manager. Mr. Sanders serves as Senior Portfolio Manager for River Road. In this role, Mr. Sanders is responsible for Co-Managing the firm's Small Cap Value, Small-Mid Cap Value and Dividend All-Cap Value Portfolios. Mr. Sanders has 18 years of investment management experience. Prior to co-founding River Road Asset Management, Mr. Sanders served as Senior Vice President and Portfolio Manager for Commonwealth SMC. Mr. Sanders has also formerly served as President of Bridges Capital Management, Vice President of PRIMCO Capital Management, and adjunct Professor Finance and Economics at Bellarmine University. Mr. Sanders earned the Chartered Financial Analyst designation
     (CFA) in 1992. He received his B.A. in Business Administration from Bellarmine University and MBA from Boston College.

Portfolio Managers. The portfolio managers responsible for the day-to-day portfolio management of the portion of the Fund managed by Turner are:

- David Kovacs, CFA, Chief Investment Officer - Quantitative Strategies and Lead Manager - Quantitative Strategies. David Kovacs is the chief investment officer of quantitative strategies at Turner Investment Partners. Mr. Kovacs developed the quantitative research model that is currently used by the firm. He has worked at Turner since 1998 and has nineteen years of investment experience. Prior to joining Turner Investment Partners, Mr. Kovacs was Director of Quantitative Research at Pilgrim Baxter & Associates. He also served as a senior financial analyst at The West Company. He began his career as a research analyst at Allied Signal, Inc. Mr. Kovacs received his MBA from the University of Notre Dame with a dual major in finance and accounting, which is also where he received his dual major bachelor's degree in mathematics and computer science. He is a member of CFA Institute and CFA Society of Philadelphia.


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

- Jennifer C. Boden, Quantitative Analyst/Portfolio Manager, Co-Manager - Quantitative Strategies. Jennifer K. Clark is a quantitative analyst/portfolio manager at Turner Investment Partners. Ms. Boden is co-manager of Turner's quantitative equity strategies. She joined Turner in 2006 and has seven years of investment experience. Prior to joining Turner Investment Partners, Ms. Boden was employed with ACE USA. Ms. Boden received her BS in mathematics with a concentration in actuarial science from Pennsylvania State University. She is an affiliate member of CFA Institute and CFA Society of Philadelphia.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see "Fund Management and Compensation."


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

DESCRIPTIONS OF THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Descriptions of principal risks for certain Funds may be different as shown in the table below based upon differences in the Funds' principal investment strategies.

RISK TYPE / FUND(S)                           DESCRIPTION
-------------------------------------------   --------------------------------------------------------------------------------
ACTIVE MANAGEMENT RISK                        The Fund is actively managed and its performance therefore will reflect in part
All Funds except RiverSource VP - Cash        the ability of the portfolio managers to select securities and to make
   Management Fund                            investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.
ACTIVE MANAGEMENT RISK                        The Fund is actively managed and its performance therefore will reflect in part
RiverSource VP - Cash Management Fund         the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other money market funds.
CONCENTRATION RISK                            Investments that are concentrated in a particular issuer, geographic region, or
RiverSource VP - Cash Management Fund         sector will make the fund's portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector.  Because of the fund's concentration, the fund's overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk. For example, if the affiliated money market fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.
COUNTERPARTY RISK                             The risk that a counterparty to a financial instrument entered into by the Fund
RiverSource VP - High Yield Bond Fund         or held by special purpose or structured vehicle becomes bankrupt or otherwise
RiverSource VP - Income Opportunities Fund    fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.
CREDIT RISK                                   Credit risk is the risk that the issuer of a security, or the counterparty to a
RiverSource VP - Balanced Fund                contract, will default or otherwise become unable or unwilling to honor a
RiverSource VP - Diversified Bond Fund        financial obligation, such as payments due on a bond or a note. If the Fund
RiverSource VP - Global Bond Fund             purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called
                                              "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.
CREDIT RISK                                   Credit risk is the risk that the issuer of a security, or the counterparty to a
RiverSource VP - Cash Management Fund         contract, will default or otherwise become unable or unwilling to honor a
RiverSource VP - Short Duration U.S.          financial obligation, such as payments due on a bond or a note. If the Fund
   Government Fund                            purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.
CREDIT RISK                                   Credit risk is the risk that fixed-income securities in the fund's portfolio
RiverSource VP - Global Inflation Protected   will decline in price or fail to pay interest or repay principal when due
   Securities Fund                            because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations.

CREDIT RISK                                   Credit risk is the risk that the borrower of a loan or the issuer of another
RiverSource VP - High Yield Bond Fund         debt security will default or otherwise become unable or unwilling to honor a
RiverSource VP - Income Opportunities Fund    financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the issuer of a floating rate loan declares or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.
DERIVATIVES RISK                              Derivatives are financial instruments that have a value which depends upon, or
RiverSource VP - Balanced Fund                is derived from, the value of something else, such as one or more underlying
RiverSource VP - Diversified Bond Fund        securities, pools of securities, options, futures, indexes or currencies. Losses
RiverSource VP - Dynamic Equity Fund          involving derivative instruments may be substantial, because a relatively small
RiverSource VP - Global Bond Fund             price movement in the underlying security(ies), instrument, currency or index
RiverSource VP - Global Inflation Protected   may result in a substantial loss for the Fund. In addition to the potential for
   Securities Fund                            increased losses, the use of derivative instruments may lead to increased
RiverSource VP - High Yield Bond Fund         volatility within the Fund. Derivative instruments in which the Fund invests
RiverSource VP - Income Opportunities Fund    will typically increase the Fund's exposure to Principal Risks to which it is
RiverSource VP - Short Duration U.S.          otherwise exposed, and may expose the Fund to additional risks, including
   Government Fund                            correlation risk, counterparty credit risk, hedging risk, leverage risk, and
Seligman VP - Growth Fund                     liquidity risk.
Threadneedle VP - Emerging Markets Fund       Correlation risk is related to hedging risk and is the risk that there may be an
Threadneedle VP - International Opportunity   incomplete correlation between the hedge and the opposite position, which may
   Fund                                       result in increased or unanticipated losses.
                                              Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
                                              Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.
                                              Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.
                                              Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.
                                              Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

FOCUSED PORTFOLIO RISK                        The Fund expects to invest in a limited number of companies. Accordingly, the
Seligman VP - Larger-Cap Value Fund           Fund may have more volatility and is considered to have more risk than a fund
Seligman VP - Smaller-Cap Value Fund          that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.
GEOGRAPHIC CONCENTRATION RISK                 The Fund may be particularly susceptible to economic, political, regulatory or
RiverSource VP - Global Bond Fund             other events or conditions affecting companies and countries within the specific
Threadneedle VP - Emerging Markets Fund       geographic region in which the Fund focuses its investments. Currency
Threadneedle VP - International Opportunity   devaluations could occur in countries that have not yet experienced currency
   Fund                                       devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.
HIGHLY LEVERAGED TRANSACTIONS RISK            The high yield debt instruments in which the Fund invests substantially consist
RiverSource VP - High Yield Bond Fund         of transactions involving refinancings, recapitalizations, mergers and
RiverSource VP - Income Opportunities Fund    acquisitions and other financings for general corporate purposes. The Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy
                                              Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the Fund's investment manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
IMPAIRMENT OF COLLATERAL RISK                 The value of collateral, if any, securing a floating rate loan can decline, and
RiverSource VP - High Yield Bond              may be insufficient to meet the borrower's obligations or difficult to
RiverSource VP - Income Opportunities Fund    liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.
INDEXING RISK                                 The Fund is managed to an index and the Fund's performance therefore is expected
RiverSource VP - 500 Index Fund               to rise and fall as the performance of the index rises and falls.
INFLATION PROTECTED SECURITIES RISK           Inflation-protected debt securities tend to react to change in real interest
RiverSource VP - Global Inflation Protected   rates. Real interest rates can be described as nominal interest rates minus the
   Securities Fund                            expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.
INITIAL PUBLIC OFFERING (IPO) RISK            IPOs are subject to many of the same risks as investing in companies with
VP - Goldman Sachs Mid Cap Value Fund         smaller market capitalizations. To the extent the Fund determines to invest in
                                              IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.


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

INTEREST RATE RISK                            Interest rate risk is the risk of losses attributable to changes in interest
RiverSource VP - Balanced Fund                rates. Interest rate risk is generally associated with bond prices: when
RiverSource VP - Diversified Bond Fund        interest rates rise, bond prices fall. In general, the longer the maturity or
RiverSource VP - Global Bond Fund             duration of a bond, the greater its sensitivity to changes in interest rates.
RiverSource VP - Global Inflation Protected   Interest rate changes also may increase prepayments of debt obligations, which
   Securities Fund                            in turn would increase prepayment risk.
RiverSource VP - Short Duration U.S.
   Government Fund
INTEREST RATE RISK                            A rise in the overall level of interest rates may result in the decline in the
RiverSource VP - Cash Management Fund         prices of fixed income securities held by the Fund. The Fund's yield will vary;
                                              it is not fixed for a specific period like the yield on a bank certificate of deposit. Falling interest rates may result in a decline in the Fund's income and yield (since the Fund must then invest in lower-yielding fixed income securities). Under certain circumstances, the yield decline could cause the
                                              Fund's net yield to be negative (such as when Fund expenses exceed income levels).
INTEREST RATE RISK                            The securities in the Fund are subject to the risk of losses attributable to
RiverSource VP - High Yield Bond Fund         changes in interest rates. Interest rate risk is generally associated with the
RiverSource VP - Income Opportunities Fund    fixed income securities in the Fund: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.
ISSUER RISK                                   An issuer may perform poorly, and therefore, the value of its stocks and bonds
RiverSource VP - Balanced Fund                may decline. Poor performance may be caused by poor management decisions,
RiverSource VP - Diversified Equity Income    competitive pressures, breakthroughs in technology, reliance on suppliers, labor
   Fund                                       problems or shortages, corporate restructurings, fraudulent disclosures or other
RiverSource VP - Dynamic Equity Fund          factors.
RiverSource VP - Mid Cap Growth Fund
RiverSource VP - Mid Cap Value Fund
Seligman VP - Growth Fund
Seligman VP - Larger-Cap Value Fund
Seligman VP - Smaller-Cap Value Fund
Threadneedle VP - Emerging Markets Fund
Threadneedle VP - International Opportunity
   Fund
Variable Portfolio - Davis New York Venture
   Fund
Variable Portfolio - Goldman Sachs Mid Cap
   Value Fund
Variable Portfolio - Partners Small Cap
   Value Fund
LIQUIDITY RISK                                Liquidity risk is the risk associated with a lack of marketability of securities
RiverSource VP - Balanced Fund                which may make it difficult or impossible to sell at desirable prices in order
RiverSource VP - Diversified Bond Fund        to minimize loss. The Fund may have to lower the selling price, sell other
RiverSource VP - Global Bond Fund             investments, or forego another, more appealing investment opportunity.

LIQUIDITY RISK                                Liquidity risk is the risk associated with a lack of marketability of securities
RiverSource VP - High Yield Bond Fund         which may make it difficult or impossible to sell the security at desirable
RiverSource VP - Income Opportunities Fund    prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. Securities in which the Fund invests may be traded in the over-the counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund's performance.
MARKET RISK                                   The market value of securities may fall or fail to rise. Market risk may affect
RiverSource VP - Diversified Bond Fund        a single issuer, sector of the economy, industry, or the market as a whole. The
RiverSource VP - Global Bond Fund             market value of securities may fluctuate, sometimes rapidly and unpredictably.
RiverSource VP - High Yield Bond Fund
RiverSource VP - Income Opportunities Fund
RiverSource VP - Global Inflation Protected
   Securities Fund
RiverSource VP - S&P 500 Index Fund
RiverSource VP - Short Duration U.S.
   Government Fund
MARKET RISK                                   The market value of securities may fall or fail to rise. Market risk may affect
RiverSource VP - Balanced Fund                a single issuer, sector of the economy, industry, or the market as a whole. The
RiverSource VP - Diversified Equity Income    market value of securities may fluctuate, sometimes rapidly and unpredictably.
   Fund                                       These risks are generally greater for small and mid-sized companies, which tend
RiverSource VP - Dynamic Equity Fund          to be more vulnerable than large companies to adverse developments. In addition,
RiverSource VP - Mid Cap Growth Fund          focus on a particular style, for example, investment in growth or value
RiverSource VP - Mid Cap Value Fund           securities, may cause the Fund to underperform other mutual funds if that style
Selgman VP - Growth Fund                      falls out of favor with the market.
Seligman VP - Larger-Cap Value Fund
Seligman VP - Smaller-Cap Value Fund
Threadneedle VP - Emerging Markets Fund
Threadneedle VP - International Opportunity
   Fund
Variable Portfolio - Davis New York Venture
   Fund
Variable Portfolio - Goldman Sachs Mid Cap
   Value Fund
Variable Portfolio - Partners Small Cap
   Value Fund
MID-SIZED COMPANY RISK                        Investments in mid-sized companies often involve greater risks than investments
RiverSource VP - Mid Cap Growth Fund          in larger, more established companies because mid-sized companies tend to have
RiverSource VP - Mid Cap Value Fund           less predictable earnings, may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of mid-sized companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.
NON-DIVERSIFICATION RISK                      The Fund is non-diversified. A non-diversified fund may invest more of its
RiverSource VP - Global Bond Fund             assets in fewer companies than if it were a diversified fund. Because each
RiverSource VP - Global Inflation Protected   investment has a greater effect on the Fund's performance, the Fund may be more
   Securities Fund                            exposed to the risks of loss and volatility then a fund that invests more broadly.

PREPAYMENT AND EXTENSION RISK                 Prepayment and extension risk is the risk that a bond or other security might be
RiverSource VP - Diversified Bond Fund        called, or otherwise converted, prepaid, or redeemed, before maturity. This risk
RiverSource VP - Global Bond Fund             is primarily associated with asset-backed securities, including mortgage backed
RiverSource VP - High Yield Bond Fund         securities. If a security is converted, prepaid, or redeemed, before maturity,
RiverSource VP - Income Opportunities Fund    particularly during a time of declining interest rates, the investment manager
RiverSource VP - Global Inflation Protected   may not be able to reinvest in securities providing as high a level of income,
   Securities Fund                            resulting in a reduced yield to the Fund. Conversely, as interest rates rise,
RiverSource VP - Short Duration U.S.          the likelihood of prepayment decreases. The investment manager may be unable to
   Government Fund                            capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.
QUANTITATIVE MODEL RISK                       Securities selected using quantitative methods may perform differently from the
RiverSource VP - Dynamic Equity Fund          market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
REINVESTMENT RISK                             Reinvestment risk is the risk that the Fund will not be able to reinvest income
RiverSource VP - Cash Management Fund         or principal at the same rate it currently is earning.
RISKS OF FOREIGN INVESTING                    Foreign securities are securities of issuers based outside the United States. An
RiverSource VP - Balanced Fund                issuer is deemed to be based outside the United States if it is organized under
RiverSource VP - Diversified Equity Income    the laws of another country. Foreign securities are primarily denominated in
   Fund                                       foreign currencies. In addition to the risks normally associated with domestic
RiverSource VP- Global Inflation Protected    securities of the same type, foreign securities are subject to the following
   Securities Fund                            foreign risks:
RiverSource VP - High Yield Bond Fund         Country risk includes the political, economic, and other conditions of the
RiverSource VP - Income Opportunities Fund    country. These conditions include lack of publicly available information, less
RiverSource VP - Mid Cap Value Fund           government oversight (including lack of accounting, auditing, and financial
Seligman VP - Growth Fund                     reporting standards), the possibility of government-imposed restrictions, and
Seligman VP - Larger-Cap Value Fund           even the nationalization of assets. The liquidity of foreign investments may be
Seligman VP - Smaller-Cap Value Fund          more limited than for most U.S. investments, which means that, at times it may
Threadneedle VP - Emerging Markets Fund       be difficult to sell foreign securities at desirable prices.
Threadneedle VP - International Opportunity   Currency risk results from the constantly changing exchange rate between local
   Fund                                       currency and the U.S. dollar. Whenever the Fund holds securities valued in a
Variable Portfolio - Davis New York Venture   foreign currency or holds the currency, changes in the exchange rate add to or
   Fund                                       subtract from the value of the investment.
Variable Portfolio - Partners Small Cap       Custody risk refers to the process of clearing and settling trades. It also
  Value Fund                                  covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

RISKS OF FOREIGN INVESTING                    Foreign securities are securities of issuers based outside the United States. An
RiverSource VP - Diversified Bond Fund        issuer is deemed to be based outside the United States if it is organized under
RiverSource VP - Global Bond Fund             the laws of another country. Foreign securities are primarily denominated in
Threadneedle VP - Emerging Markets Fund       foreign currencies. In addition to the risks normally associated with domestic
Threadneedle VP - International Opportunity   securities of the same type, foreign securities are subject to the following
   Fund                                       foreign risks:
                                              Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.
                                              Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.
                                              Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.
                                              Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above.
                                              These markets are in early stages of development and are extremely volatile.
                                              They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.
SECTOR RISK                                   The Subadviser has historically invested significantly in the financial services
VP - Davis New York Venture Fund              sector. The Fund may therefore be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries. Components of financial services sector risk include (1) the risk that financial services companies may suffer a setback if regulators change the rules under which they operate; (2) the risk that unstable interest rates, and/or rising interest rates, may have a disproportionate effect on companies in the financial services sector; (3) the risk that financial services companies whose securities the Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (4) the risk that the financial services sector has become increasingly competitive; and (5) the risk that financial services companies may have exposure to investments or agreements that, under certain circumstances, may lead to losses, for example subprime loans.
SECTOR RISK                                   If a fund emphasizes one or more economic sectors, it may be more susceptible to
RiverSource VP - Balanced Fund                the financial, market or economic events affecting the particular issuers and
RiverSource VP - Diversified Equity Income    industries in which it invests than funds that do not emphasize particular
   Fund                                       sectors. The more a fund diversifies across sectors, the more it spreads risk
RiverSource VP - Global Bond Fund             and potentially reduces the risks of loss and volatility.
RiverSource VP - Mid Cap Value Fund
Seligman VP - Larger-Cap Value Fund
Seligman VP - Smaller-Cap Value F und
Threadneedle VP - Emerging Markets Fund

SMALL AND MID-SIZED COMPANY RISK              Investments in small and medium sized companies often involve greater risks than
RiverSource VP - Diversified Equity Income    investments in larger, more established companies because small and medium
   Fund                                       companies may lack the management experience, financial resources, product
Seligman VP - Growth Fund                     diversification, experience and competitive strengths of larger companies.
Threadneedle VP - Emerging Markets Fund       Additionally, in many instances the securities of small and medium companies are
Threadneedle VP - International Opportunity   traded only over-the-counter or on regional securities exchanges and the
   Fund                                       frequency and volume of their trading is substantially less and may be more
VP - Goldman Sachs Mid Cap Value Fund         volatile than is typical of larger companies.
SMALL COMPANY RISK                            Investments in small capitalization companies often involve greater risks than
Seligman VP - Smaller-Cap Value Fund          investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.
TRACKING ERROR RISK                           The Fund may not track the index perfectly because differences between the index
RiverSource VP - S&P 500 Index Fund           and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, "Fees and Expenses of the Fund" that appears in each Fund's Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund's average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund's average net assets as of a different period or a different point in time, as the Fund's asset levels will fluctuate. In general, the Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratios presented in the table. [For RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - S&P 500 Index Fund, Seligman VP - Larger-Cap Value Fund, Seligman VP - Smaller-Cap Value Fund, Threadneedle VP - Emerging Markets Fund, VP - Davis New York Venture Fund, VP - Goldman Sachs Mid Cap Value Fund and VP - Partners Small Cap Value Fund, the commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of a decrease in the Fund's assets in the current fiscal year.]

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, a Fund may utilize investment strategies that are not principal strategies. For example, a Fund that does not include including investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs) also referred to as "acquired funds") as part of its principal investment strategies may make such investment. Ownership of acquired funds results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with the acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in potential losses for the Fund. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange.

Additionally, Funds that do not include the use of derivatives as part of their principal investment strategy may use such instruments to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Derivative instruments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial loss for the Fund using derivatives and certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that a Fund may use, see the Funds' SAI and their annual and semiannual reports.

Unusual Market Conditions. A Fund may, from time to time, take temporary defensive positions including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the caption "Additional Management Information" in the "Fund Management and Compensation" section for more information.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed when Fund shares are held in a taxable account. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. For subadvised funds, a change in the subadviser(s) may result in increased portfolio turnover, which increase may be substantial, as the new subadviser(s) realign the portfolio, or if the subadviser(s) trade(s) portfolio securities more frequently. A realignment or more active strategy could produce higher than expected capital gains. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Funds' historical portfolio turnover rates, which measure how frequently a Fund buys and sells investments, are shown in the "Financial Highlights."

Change in Subadviser(s). From time to time, the investment manager may add or change unaffiliated subadvisers. See "Manager of Managers Exemption" under "Additional Management Information." The date the current Subadviser(s) began serving the Fund is set forth under "Portfolio Management" section under the background of the firm. When applicable, performance of the Fund prior to the date the current Subadviser(s) began serving was achieved by different subadviser(s). Similarly, the portfolio turnover rate shown in the "Financial Highlights" applies to the subadviser(s) serving during the relevant time-period. A change in subadviser(s) may result in increased portfolio turnover, as noted under "Portfolio Turnover."

Multi-Manager Risk. While RiverSource Investments, LLC (RiverSource Investments or the investment manager), as the Funds' investment manager, monitors each subadviser of the subadvised Funds and the overall management of the Funds, to the extent a Fund has multiple subadvisers, each subadviser makes investment decisions independently from RiverSource Investments and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the exposure of a Fund with multiple subadvisers to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Securities Transaction Commissions. Securities transactions involve the payment by a Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Funds' securities transactions are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions paid by each Fund are set forth in the SAI. The brokerage commissions do not include implied commissions or mark-ups (implied commissions) paid by the Funds for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Also, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Funds' purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table for each Fund under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus, they are reflected in the total return of the Funds.

Directed Brokerage. The Funds' Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the Funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Each Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement) the fee rate based on each Fund's average daily net assets is as follows:

                                                               Management fee for
                                                                 fiscal period
Fund                                                          ended Dec. 31, 2009
----                                                          -------------------
RiverSource VP - Balanced Fund#                                      0.46%
RiverSource VP - Cash Management Fund                                0.33%
RiverSource VP - Diversified Bond Fund                               0.44%
RiverSource VP - Diversified Equity Income Fund#                     0.50%
RiverSource VP - Dynamic Equity Fund#                                0.44%
RiverSource VP - Global Bond Fund                                    0.66%
RiverSource VP - Global Inflation Protected Securities Fund          0.43%
RiverSource VP - High Yield Bond Fund                                0.59%
RiverSource VP - Income Opportunities Fund                           0.60%
RiverSource VP - Mid Cap Growth Fund#                                0.80%
RiverSource VP - Mid Cap Value Fund#                                 0.58%
RiverSource VP - S&P 500 Index Fund                                  0.22%
RiverSource VP - Short Duration U.S. Government Fund                 0.48%
Seligman VP - Growth Fund#                                           0.52%
Seligman VP - Larger-Cap Value Fund#                                 0.61%
Seligman VP - Smaller-Cap Value Fund#                                0.80%
Threadneedle VP - Emerging Markets Fund#                             1.08%
Threadneedle VP - International Opportunity Fund#                    0.85%
VP - Davis New York Venture Fund#                                    0.68%
VP - Goldman Sachs Mid Cap Value Fund#                               0.81%
VP - Partners Small Cap Value Fund#                                  0.99%

# The Fund compares its performance to the performance of an index of comparable funds published by Lipper, Inc. For RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Dynamic Equity Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, Seligman VP - Growth Fund, Seligman VP - Larger-Cap Value Fund, Seligman VP - Smaller-Cap Value Fund, Threadneedle VP - Emerging Markets Fund, Threadneedle VP - International Opportunity Fund, VP - Davis New York Venture Fund, VP - Goldman Sachs Mid Cap Value Fund and VP - Partners Small Cap Value Fund the maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis and for RiverSource VP - Balanced Fund the maximum adjustment (increase or decrease) is 0.08% of the Fund's average net assets on an annual basis. The corresponding Lipper Index against which the Fund's performance is to be measured for purposes of the performance incentive adjustment is as shown in the table below. In certain circumstances, the Fund's Board may approve a change in the Lipper Index.

Fund                                                                 Lipper Index
----                                               -----------------------------------------------
RiverSource VP - Balanced Fund                     Lipper Balanced Funds Index
RiverSource VP - Diversified Equity Income Fund    Lipper Equity Income Funds Index
RiverSource VP - Dynamic Equity Fund               Lipper Large-Cap Core Funds Index
RiverSource VP - Mid Cap Growth Fund               Lipper Mid-Cap Growth Funds Index
RiverSource VP - Mid Cap Value Fund                Lipper Mid-Cap Value Funds Index

Seligman VP - Growth Fund                          Lipper Large-Cap Growth Funds Index
Seligman VP - Larger-Cap Value Fund                Lipper Large-Cap Value Funds Index
Seligman VP - Smaller-Cap Value Fund               Lipper Small-Cap Core Funds Index
Threadneedle VP - Emerging Markets Fund            Lipper Emerging Markets Funds Index
Threadneedle VP - International Opportunity Fund   Lipper International Large-Cap Core Funds Index
VP - Davis New York Venture Fund                   Lipper Large-Cap Core Funds Index
VP - Goldman Sachs Mid Cap Value Fund              Lipper Mid-Cap Value Funds Index
VP - Partners Small Cap Value Fund                 Lipper Small-Cap Value Funds Index

Under the Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's semiannual shareholder report for the period ending June 30, 2009.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Funds' investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by each Fund for these services are included under "Other expenses" in the expense table for each Fund under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus.

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor) provides underwriting and distribution services to the Funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees on Class 2 and Class 3 shares. The distributor uses these fees to support its distribution and servicing activity for Class 2 and Class 3 shares. Fees paid by the Fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus. More information on how these fees are used is set forth under "Buying and Selling Shares - Description of Fund Shares" and in the SAI.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide services to the Funds. The Funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these services to the Funds. Fees paid by each Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses of the Fund" for each Fund in the "Summaries of the Funds" section of this prospectus. RiverSource Service Corporation may pay a portion of these fees to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners Qualified Plan participants and the Accounts..

The SAI provides additional information about the services provided under the agreements set forth above.

PAYMENTS TO AFFILIATED AND UNAFFILIATED PARTICIPATING INSURANCE COMPANIES

The Funds may be sold as underlying investment options under Contracts offered by RiverSource Life Insurance Company (RiverSource Life), its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (together, the Affiliated Insurance Companies) and other unaffiliated participating insurance companies (collectively, the participating insurance companies). RiverSource Investments and its affiliates may make or support payments out of their own resources to the participating insurance companies including the Affiliated Insurance Companies as a result of their agreement to include the Funds as investment options under the Contracts. These Contracts may also include mutual funds other than the Funds as investment options, and the participating insurance companies including the Affiliated Insurance Companies may receive payments from the sponsors of these other mutual funds as a result of including those funds as underlying investment options under the Contracts. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Funds in products offered by the Affiliated Insurance Companies, as employee compensation and business unit operating goals at all levels are tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the Funds. The amount of payment from sponsors of other funds that are offered as investment options under the Contracts or allocation from RiverSource Investments and its affiliates varies, and may be significant. The amount of the payment or allocation participating insurance companies receive from a fund may create an incentive for the companies and may influence their decision regarding which funds to include under a Contract. These arrangements are sometimes referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the participating insurance companies. See your Contract prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Funds may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by participating life insurance companies. Due to differences in tax treatment or other considerations, the interests of various Contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Accounts of the participating insurance companies might be required to withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Managers Exemption. The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before any of RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - High Yield Bond Fund, or RiverSource VP - Short Duration U.S. Government Fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time. RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Affiliated Products. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds-of-funds) in the RiverSource Family of Funds, including the Funds. These funds-of-funds, individually or collectively, may own a significant percentage of the outstanding shares of the Funds, and RiverSource Investments seeks to balance potential conflicts between the funds-of-funds and the Funds in which they invest. The funds-of-funds' investment in the Funds may also have the effect of creating economies of scale (including lower expense ratios) because the funds-of-funds may own substantial portions of the shares of the Funds and, comparatively, a redemption of Fund shares by one or more funds-of-funds could cause the expense ratio of a Fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the funds-of-funds, the Funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the Funds may experience increased expenses as they buy and sell securities to manage these transactions. Substantial redemptions by the funds-of-funds within a short period of time could require a Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the Fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the Fund's investment strategy. RiverSource Investments also has an economic conflict of interest in determining the allocation of the funds-of-funds' assets among the funds in the RiverSource Family of Funds as it earns different fees from such funds. RiverSource Investments monitors expense levels of the Funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on investors who, as of 30 days after the end of the Funds' fiscal period, owned 5% or more of any class of a Fund's shares and those investors who owned 25% or more of a Fund's shares (all share classes taken together) including ownership by funds-of-funds.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including, but not limited to, RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the Fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Funds. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Funds' shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

BUYING AND SELLING SHARES

DESCRIPTION OF FUND SHARES

The Funds offer different classes of shares. There are differences among the fees and expenses for each share class. See "Fees and Expenses of the Fund" for more information. The following table shows the key features of each share class. Not all Funds offer all classes of shares and not all Funds or share classes may be available under your variable annuity contract or variable life insurance policy (Contracts) or qualified pension and retirement plans (Qualified Plans).

Investments Options Summary

          Eligibility                      Distribution and /or service fee**
          ------------------------------   ----------------------------------
Class 1   For Funds that are sold as       0.00%
          underlying investment options
          of Contracts offered by
          participating life insurance
          companies

          Available in certain Qualified
          Plans
Class 2   For Funds that are sold as       0.25%
          underlying investment options
          of Contracts offered by
          participating life insurance
          companies

          Available in certain Qualified
          Plans
Class 3*  For Funds that are sold as       0.125%
          underlying investment options
          of Contracts offered by
          participating life insurance
          companies

          Available in certain Qualified
          Plans

*    Prior to this prospectus Class 3 was known as unnamed class.

** Each Fund pays this fee, adopted by the Trust under a Rule 12b-1 plan, to the distributor. The distributor uses this fee to make payments to participating insurance companies or their affiliates for services that the participating insurance companies provide to Contract owners who invest in Class 2 or Class 3 shares, as applicable, and for distribution related expenses. Additionally, the distributor may use this fee to make payments to Qualified Plan sponsors or their affiliates for similar services provided to Qualified Plans and their participants. Because these 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

PRICING AND VALUING OF FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a Fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the Fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a Fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The Funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when investors will not be able to purchase or sell the Fund's shares.

PURCHASING SHARES

As a Contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more Funds. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund, a participating insurance company or Qualified Plan sponsor.

See your Contract prospectus or Qualified Plan disclosure documents for further information concerning allocations to the Funds, minimum and maximum payments and submission and acceptance of your application.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to Accounts that may own shares directly, are described in your Contract Prospectus or Qualified Plan disclosure documents.

You may transfer all or part of your investment in a Fund to one or more of the other investment options available under your Contract or Qualified Plan.

You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.

Your sale price will be the next NAV calculated after your request is received in good order by the Fund or a participating insurance company or Qualified Plan sponsor.

Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.

SHORT TERM OR EXCESSIVE TRADING

The Board has adopted a policy that the Funds will not knowingly permit market timing. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in a fund; for example, short-term trading funds that invest in securities that trade on overseas securities markets in order to take advantage of inefficiencies in the fund's pricing of those securities (the change in values of such securities between the close of the overseas markets and the close of the U.S. markets). This type of short-term trading is sometimes referred to as "arbitrage" market timing. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs. The Funds, when used as underlying funds for funds-of-funds, may be more susceptible to the risks of market timing. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers. To the extent a Fund has significant holdings in foreign securities, small cap stocks, floating rate loans and/or high yield bonds, the risks of market timing may be greater for that Fund than for other funds. See "Principal Investment Strategies of the Fund" for each Fund in the "More Information About the Funds" section for a discussion of the types of securities in which your Fund invests. See "Pricing and Valuing of Fund Share" for a discussion of the Funds' policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Funds are currently offered as underlying funds for affiliated funds-of funds and as investment options under Contracts offered by affiliated insurance companies. Because the affiliated insurance companies process Fund trades on an omnibus basis and the Funds cannot generally ascertain the identity of a particular Contract owner or whether the same Contract owner has placed a particular purchase or sale order, the Board has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the Contract level. The procedures that are designed to detect and deter market timing activities at the Contract level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some Contracts may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.

Please refer to your Contract prospectus for specific details on transfers between investment options and market timing policies and procedures.

There can be no assurances that the affiliated insurance companies will be able to make such a determination and/or prevent or stop frequent trading activity. The ability of an affiliated insurance company to detect and curtail excessive trading may be limited by operational systems and technological limitations. Also, Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection.

DISTRIBUTIONS AND TAXES

REINVESTMENTS

Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each of the following Funds intends to distribute dividends and capital gains to shareholders in order to qualify as a regulated investment company and to avoid paying corporate income and excise taxes: RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund, RiverSource VP - Short Duration U.S. Government Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund.

Each of the following Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders:
RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Dynamic Equity Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund, Seligman VP - Growth Fund, Seligman VP - Larger-Cap Value Fund, Seligman VP - Smaller-Cap Value Fund, VP - Davis New York Venture Fund, VP - Goldman Sachs Mid Cap Value Fund and VP - Partners Small Cap Value Fund.

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Funds. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and other distributions, if any). Total returns do not reflect the expenses that apply the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown. The information for the fiscal years ended on or after Dec. 31, 2007 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before Dec. 31, 2006 has been audited by other auditors.

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

Additional information about the Funds and their investments is available in the Funds' SAI, annual and semiannual reports. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or RiverSource Family of Funds at 1(800) 221-2450 or through the address listed above.

Since shares of the Funds are offered generally only to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by the distributor, they are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at riversource.com/funds.

Information about the Funds, including the SAI, can be viewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

                                                             S-6466-99 AE (5/10)

Document Number: 274693                                               Version: 1

                                                  [RiverSource Investments logo]

RIVERSOURCE
VARIABLE PORTFOLIO - CORE EQUITY FUND

PROSPECTUS MAY 1, 2010

- RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THIS FUND IS CLOSED TO NEW INVESTORS.

PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF THE FUND DIRECTLY. YOU INVEST BY OWNING RIVERSOURCE VARIABLE ANNUITY FUND A OR RIVERSOURCE VARIABLE ANNUITY FUND B AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE ACCOUNT THAT INVESTS IN THE FUND.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                                TABLE OF CONTENTS

SUMMARY OF THE FUND
Investment Objective ......................................................    3
Fees and Expenses of the Fund .............................................    3
Principal Investment Strategies of the Fund ...............................    3
Principal Risks of Investing in the Fund ..................................    3
Past Performance ..........................................................    4
Fund Management ...........................................................    4
Buying and Selling Shares .................................................    5
Tax Information ...........................................................    5
Financial Intermediary Compensation .......................................    5
MORE INFORMATION ABOUT THE FUND
Investment Objective ......................................................    6
Principal Investment Strategies of the Fund ...............................    6
Principal Risks of Investing in the Fund ..................................    6
More about Annual Fund Operating Expenses .................................    7
Other Investment Strategies and Risks .....................................    7
Fund Management and Compensation ..........................................    8
BUYING AND SELLING SHARES
   Pricing and Valuing of Fund Shares .....................................   10
   Purchasing Shares ......................................................   10
   Transferring/Selling Shares ............................................   10
DISTRIBUTIONS AND TAXES ...................................................   11
FINANCIAL HIGHLIGHTS ......................................................   11

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

RiverSource Variable Portfolio - Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the Fund's fees and expenses that you may pay if you buy a variable annuity and allocate your purchase payments to the variable account that invests in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on variable accounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Management fees                                 0.40%
Distribution and/or service (12b-1) fees        0.00%
Other expenses                                  0.04%
Total annual fund operating expenses            0.44%
Less: Fee waiver/expense reimbursement(a)      (0.04%)
Total annual fund operating expenses
   after fee waiver/expense reimbursement(a)    0.40%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) indefinitely. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.40%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a variable account that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses as indicated above. The Example does not reflect the charges or expenses that apply to the variable account or the contract. Inclusion of such charges or expenses would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
  $41      $137      $243      $553

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy. In pursuit of the Fund's objective, the investment manager will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, to maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. The Fund's use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline, which would negatively affect the Fund's performance.

MARKET RISK. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

- how the Fund's performance has varied for each full calendar year shown on the bar chart; and

- how the Fund's average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information is available by calling, without charge, 1(800) 221-2450.

AVERAGE ANNUAL TOTAL RETURNS

+6.57%   +15.79%   +3.32%   -41.62%   +24.40%
 2005      2006     2007     2008       2009
               (CALENDAR YEAR)

During the periods shown:

-    Highest return for a calendar quarter was +16.36% (quarter ended Sept. 30,
     2009)

-    Lowest return for a calendar quarter was -23.73% (quarter ended Dec. 31,
     2008)

-    Year-to-date return was ______% at March 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

                                                                                    SINCE
                                                                                  INCEPTION
(FOR PERIODS ENDED DEC. 31, 2009)                              1 YEAR   5 YEARS   (9/10/04)
---------------------------------                              ------   -------   ---------
RiverSource Variable Portfolio - Core Equity Fund              +24.40%    -1.53%    -0.18%
S&P 500 Index (reflects no deduction for fees or expenses)     +26.46%    +0.42%    +1.93%
Lipper Large-Cap Core Funds Index (reflects no deduction for
   fees)                                                       +28.15%    +0.61%    +2.01%

FUND MANAGEMENT

INVESTMENT MANAGER: RiverSource Investments, LLC

                                                   MANAGED FUND
PORTFOLIO MANAGER                 TITLE                SINCE
-----------------       ------------------------   ------------
Dimitris J. Bertsimas   Senior Portfolio Manager       2008
Gina K. Mourtzinou      Portfolio Manager              2008

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. Please see your annuity prospectus for more information.

TAX INFORMATION

The Fund, a so-called disregarded entity for federal income tax purposes, does not expect to make regular distributions to shareholders (variable accounts).

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as an underlying investment option of variable annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life). RiverSource Life may receive payments from affiliates and nonaffiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing RiverSource Life's decision regarding which funds to include in a product. Employees of RiverSource Life and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company's success. See the product prospectus for more information regarding these payments and allocations.

MORE INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE

RiverSource Variable Portfolio - Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days' written notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager's disciplined quantitative approach is designed to identify companies with:

-    Attractive valuations, based on factors such as price-to-earnings ratios;

-    Sound balance sheets; or

-    Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

-    The security is overvalued relative to other potential investments.

- The company does not meet the investment manager's performance expectations.

The universe of stocks from which the investment manager selects the Fund's investments primarily will be those included in the Fund's benchmark, the S&P 500 Index.

In selecting stocks for the Fund to purchase or to sell, the investment manager employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process includes factors such as:

-    Limits on positions relative to weightings in the benchmark index.

-    Limits on sector and industry allocations relative to the benchmark index.

-    Limits on size of holdings relative to market liquidity.

The investment manager may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, to maintain investment efficiency or to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stock and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, the "Fees and Expenses of the Fund" that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund's average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund's average net assets as of a different period or a different point in time, as the Fund's asset levels will fluctuate. In general, the Fund's operating expenses will increase as its assets decrease, such that the Fund's actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund's operating expenses that would otherwise result because of a decrease in the Fund's assets in the current fiscal year.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as "acquired funds"), ownership of which results in the Fund bearing its proportionate share of the acquired funds' fees and expenses and proportionate exposure to the risks associated with acquired funds' underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF's share price may not track its specified market index and may trade below its net asset value, resulting in potential losses for the Fund. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF's shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF's shares will continue to be listed on an active exchange. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund's SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See "Cash Reserves" under the section "Fund Management and Compensation" for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses of the Fund" that appears in the Summary of the Fund, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Directed Brokerage. The Fund's Board of Trustees (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the Fund) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.40% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's semiannual shareholder report for the period ended June 30, 2009.

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

-    Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

-    MS and Ph.D., MIT.

Gina K. Mourtzinou, Ph.D., Portfolio Manager

-    Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

- Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

-    Ph.D., MIT.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

ADDITIONAL MANAGEMENT INFORMATION

Cash Reserves. The Fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including, but not limited to, RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses and is expected to operate at a very low expense ratio. The Fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the Fund's investment objective and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund.

Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K, and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

BUYING AND SELLING SHARES

PRICING AND VALUING OF FUND SHARES

The net asset value (NAV) is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations. Market quotations are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by the Fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the Fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The Fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract and allocating your purchase payments to the variable account that invests in the Fund. The variable account's purchase price will be the next NAV calculated after the request is received in good order by the Fund or the authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract. Any charges that apply to the variable account and your contract are described in your annuity contract prospectus.

You may transfer all or part of your value in a variable account investing in shares of the Fund to the fixed account as outlined in your annuity contract prospectus. The Fund is the only investment option available under the variable account.

Market timing is frequent or short-term trading activity. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. Due to the transfer restrictions under the annuity contract between the fixed account and the variable account investing in shares of the Fund, a contract owner may not engage in frequent or short-term trading, thereby mitigating the risks of market timing. For this reason, market timing monitoring procedures have not been established for the Fund. Please refer to your annuity contract prospectus for specific details on transfer restrictions between the fixed and variable account.

You may provide instructions to sell any shares you have allocated to the variable account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund or the authorized insurance company. Please refer to your annuity contract prospectus for more information about surrenders and withdrawals.

DISTRIBUTIONS AND TAXES

The Fund, a so-called disregarded entity for federal income tax purposes, does not expect to make regular distributions to shareholders (variable accounts).

REINVESTMENTS

Since all distributions by the Fund are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of the variable account, life insurance company and annuity contract is discussed in your annuity contract prospectus.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. For the year ended Dec. 31, 2009, per share net investment income (loss) amount is calculated based on average shares outstanding during the period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect the expenses that apply to the variable account or the contract. Inclusion of these charges would reduce total return for all periods shown. The information for the fiscal years ended on or after Dec. 31, 2007 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund's financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before Dec. 31, 2006 has been audited by other auditors.

[Financial Highlights to be inserted upon amendment]

RIVERSOURCE VARIABLE PORTFOLIO FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

Additional information about the Fund and its investments is available in the Funds' SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or to make a shareholder inquiry, contact your financial intermediary or RiverSource Family of Funds at 1(800) 221-2450 or through the address listed above.

Shares of the Funds are offered generally only to separate accounts funding variable annuity contracts issued by an affiliated life insurance company. They are not offered to the public. Because of this, the Fund's offering documents and shareholder reports are not available on our public website at riversource.com/funds.

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

[RiverSource Investments logo]

                                                              S-6347-99 H (5/10)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2010



RIVERSOURCE VARIABLE SERIES TRUST

  Disciplined Asset Allocation(SM) Portfolios - Aggressive

  Disciplined Asset Allocation Portfolios - Conservative

  Disciplined Asset Allocation Portfolios - Moderate

  Disciplined Asset Allocation Portfolios - Moderately Aggressive

  Disciplined Asset Allocation Portfolios - Moderately Conservative

This is the Statement of Additional Information ("SAI") for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated the same date as this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's annual or semiannual report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the annual report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary or write to the RiverSource Family of Funds, which includes RiverSource funds, Seligman funds and Threadneedle funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call 1 (800) 221-2450 or visit riversource.com/funds (for RiverSource and Threadneedle funds) or seligman.com (for Seligman funds).

Each fund is governed by a Board of Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies..............................    p. 3
Investment Strategies and Types of Investments..................................    p. 4
Information Regarding Risks and Investment Strategies...........................    p. 5
Securities Transactions.........................................................   p. 30
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 32
Valuing Fund Shares.............................................................   p. 32
Portfolio Holdings Disclosure...................................................   p. 33
Proxy Voting....................................................................   p. 34
Selling Shares..................................................................   p. 37
Taxes...........................................................................   p. 37
Service Providers...............................................................   p. 38
  Investment Management Services................................................   p. 38
  Administrative Services.......................................................   p. 40
  Transfer Agency Services......................................................   p. 40
  Distribution Services.........................................................   p. 40
  Plan and Agreement of Distribution............................................   p. 41
  Custodian Services............................................................   p. 41
  Board Services Corporation....................................................   p. 41
Organizational Information......................................................   p. 41
Board Members and Officers......................................................   p. 48
Control Persons and Principal Holders of Securities.............................   p. 54
Information Regarding Pending and Settled Legal Proceedings.....................   p. 54
Independent Registered Public Accounting Firm...................................   p. 56
Appendix A: Description of Ratings..............................................  p. A-1


LIST OF TABLES

1.   Fund Fiscal Year Ends and Investment Categories.............................    p. 3
2.   Investment Strategies and Types of Investments..............................    p. 4
3.   Portfolio Managers..........................................................   p. 38
4.   Administrative Services Agreement Fee Schedule..............................   p. 40
5.   Administrative Fees.........................................................   p. 40
6.   12b-1 Fees..................................................................   p. 41
7.   Fund History Table for RiverSource Funds....................................   p. 43
8.   Board Members...............................................................   p. 48
9.   Fund Officers...............................................................   p. 49
10.  Board Member Holdings -- All Funds..........................................   p. 53
11.  Board Member Compensation -- All Funds......................................   p. 53




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                   Page 2

Throughout this SAI, the funds are referred to as follows:

Disciplined Asset Allocation Portfolios - Aggressive (Aggressive)
Disciplined Asset Allocation Portfolios - Conservative (Conservative) Disciplined Asset Allocation Portfolios - Moderate (Moderate)
Disciplined Asset Allocation Portfolios - Moderately Aggressive (Moderately Aggressive)
Disciplined Asset Allocation Portfolios - Moderately Conservative (Moderately Conservative)

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES


FUND                                                      Fiscal Year End     Fund Investment Category
--------------------------------------------------------------------------------------------------------
Aggressive                                                  December 31     Fund-of-funds - equity
--------------------------------------------------------------------------------------------------------
Conservative                                                December 31     Fund-of-funds - fixed income
--------------------------------------------------------------------------------------------------------
Moderate                                                    December 31     Fund-of-funds - equity
--------------------------------------------------------------------------------------------------------
Moderately Aggressive                                       December 31     Fund-of-funds - equity
--------------------------------------------------------------------------------------------------------
Moderately Conservative                                     December 31     Fund-of-funds - fixed income
--------------------------------------------------------------------------------------------------------


FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

Fund-of-funds invest in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the funds' investment structure.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND, THE FUND WILL NOT:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds -- equity, under current Board policy, the fund has no current intention to lend to a material extent.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds -- equity, under current Board policy, the fund has no current intention to borrow to a material extent.

    - Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

    - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                   Page 3
      currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

    - Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

    - Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

    - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

             TABLE 2. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


INVESTMENT STRATEGY                                                        Authorized for fund
----------------------------------------------------------------------------------------------
Agency and government securities                                                   Yes
----------------------------------------------------------------------------------------------
Borrowing                                                                          Yes
----------------------------------------------------------------------------------------------
Cash/money market instruments                                                      Yes
----------------------------------------------------------------------------------------------
Collateralized bond obligations                                                    Yes
----------------------------------------------------------------------------------------------
Commercial paper                                                                   Yes
----------------------------------------------------------------------------------------------
Common stock                                                                       Yes
----------------------------------------------------------------------------------------------
Convertible securities                                                             Yes
----------------------------------------------------------------------------------------------
Corporate bonds                                                                    Yes
----------------------------------------------------------------------------------------------
Debt obligations                                                                   Yes
----------------------------------------------------------------------------------------------
Depositary receipts                                                                Yes
----------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)                             Yes
----------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                   Page 4

INVESTMENT STRATEGY                                                        Authorized for fund
----------------------------------------------------------------------------------------------
Exchange-traded funds                                                              Yes
----------------------------------------------------------------------------------------------
Floating rate loans                                                                Yes
----------------------------------------------------------------------------------------------
Foreign currency transactions                                                      Yes
----------------------------------------------------------------------------------------------
Foreign securities                                                                 Yes
----------------------------------------------------------------------------------------------
Funding agreements                                                                 Yes
----------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                                            Yes
----------------------------------------------------------------------------------------------
Illiquid and restricted securities                                                 Yes
----------------------------------------------------------------------------------------------
Indexed securities                                                                 Yes
----------------------------------------------------------------------------------------------
Inflation protected securities                                                     Yes
----------------------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                                                    Yes
----------------------------------------------------------------------------------------------
Inverse floaters                                                                   Yes
----------------------------------------------------------------------------------------------
Investment companies                                                               Yes
----------------------------------------------------------------------------------------------
Lending of portfolio securities                                                    Yes
----------------------------------------------------------------------------------------------
Loan participations                                                                Yes
----------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                                              Yes
----------------------------------------------------------------------------------------------
Mortgage dollar rolls                                                              Yes
----------------------------------------------------------------------------------------------
Municipal obligations                                                              Yes
----------------------------------------------------------------------------------------------
Preferred stock                                                                    Yes
----------------------------------------------------------------------------------------------
Real estate investment trusts                                                      Yes
----------------------------------------------------------------------------------------------
Repurchase agreements                                                              Yes
----------------------------------------------------------------------------------------------
Reverse repurchase agreements                                                      Yes
----------------------------------------------------------------------------------------------
Short sales                                                                        Yes
----------------------------------------------------------------------------------------------
Sovereign debt                                                                     Yes
----------------------------------------------------------------------------------------------
Structured investments                                                             Yes
----------------------------------------------------------------------------------------------
Swap agreements                                                                    Yes
----------------------------------------------------------------------------------------------
Variable- or floating-rate securities                                              Yes
----------------------------------------------------------------------------------------------
Warrants                                                                           Yes
----------------------------------------------------------------------------------------------
When-issued securities and forward commitments                                     Yes
----------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-kind securities                                Yes
----------------------------------------------------------------------------------------------


INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                   Page 5

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

COMMON STOCK RISK. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

CONFIDENTIAL INFORMATION ACCESS RISK. In managing the fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK. Credit risk is the risk that one or more fixed income securities in the fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund's investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                   Page 6
fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative investments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund's exposure to principal risks (as described in the fund's prospectus) to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

NON-DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Exchange-Traded Fund (ETF) Risk. The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit". Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds' ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Foreign Currency Risk. The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                   Page 7
the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Risks of Foreign Investing. Except for purposes of Morgan Stanley Global Real Estate, foreign securities are defined as securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. For Morgan Stanley Global Real Estate, foreign securities are defined as securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

INFLATION-PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                   Page 8
during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SHORT SALES RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long

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positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government, its agencies and instrumentalities, and government-sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

    * On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of

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investment. A fund also may purchase short-term notes and obligations of U.S.
and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion

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value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.


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DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.


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Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike rate) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


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The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund's ability to redeem redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percentage of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.


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Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF's shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation


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to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign

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currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of

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purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)


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All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are

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adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate

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notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities") or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency

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and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."


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General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.


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REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's

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policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each

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party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that

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meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of

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security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Fund Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by

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the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis, New York and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does

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not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis, New York and Los Angeles, it operates in this structure subject to its duty to seek best execution.

The fund did not pay brokerage commissions for the fiscal period from May 1, 2008 (when the fund first became available) to Dec. 31, 2008. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services provided to the funds.

As of the end of the most recent fiscal period, the funds held no securities of its regular brokers or dealers or the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with RiverSource Investments since the funds began operations.

VALUING FUND SHARES

In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the "Exchange"):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


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    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Typically short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such portfolio holdings will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the fund's website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and Seligman.com for Seligman funds) as of month-end, approximately ten (10) days following the month-end. In addition to the monthly top ten holdings and the portfolio holdings information made available on the SEC website as part of a fund's annual, semi-annual and fiscal quarter filings, the investment manager also publishes on websites each fund's full portfolio holdings (including name and percentage of a fund's assets invested in each such holding) as of the end of each calendar quarter. This full list of portfolio holdings is made available approximately thirty (30) days following the end of each calendar quarter.


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From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the websites or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, independent consultants, financial printers (Cenveo, Inc., Bowne, Vestek, Morningstar Associates, LLC, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (such as Risk Metrics), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Merrill Lynch & Co., and Morgan Stanley) and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

In connection with a proposed acquisition by RiverSource Investments' parent company, Ameriprise Financial, of certain asset management-related businesses operated by subsidiary companies of the Bank of America Corporation (BAC), RiverSource Investments may share certain of the funds' portfolio holdings information with select personnel of these BAC subsidiary companies as part of the overall integration efforts with RiverSource Investments. Disclosures are subject to confidentiality obligations and were approved by the PHC and the funds' Chief Compliance Officer.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds'


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 34
investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 35

Board or the Proxy Team (as defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 36

SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and the distributor of the fund reserve the right to reject any business, in their sole discretion.

TAXES

Each fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file a "Partnership Return of Income". Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the fund's items of income, gain, loss, deduction or credit for the taxable year of the fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the fund.

The funds will not need to make distributions to their shareholders to preserve their tax status.

The funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. Under a safe harbor for separate accounts in Section 817(h) of the Code and Section 1.817-5(b)(2) of the Treasury Regulations, (a) at least 50% of the market value of the fund's total assets must be represented by cash and cash items (including receivables), Government securities, and securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. In addition, no more than 55% of the assets of the separate account which owns shares in the fund, including the separate account's proportionate share of the assets of the fund, can be in cash, cash items (including receivables), government securities and securities of other regulated investment companies.

An alternative diversification test is provided for in Section 1.817-5(b)(1). Under this test,

For purposes of the latter diversification requirement, the fund's beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The funds intend to meet such requirements.

The partners or owners of the funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation and to the extent possible, a fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 37

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

The funds do not pay the investment manager a direct fee for investment management services. Under the agreement, the funds will pay taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; registration fees for public sale of securities; certain legal fees; consultants' fees; compensation or Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expenses related to a fund's participation in inverse floater structures; and expense properly payable by a fund, approved by the Board.

MANAGER OF MANAGERS EXEMPTION
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

PORTFOLIO MANAGERS. For all funds the following provides information about the funds' portfolio managers as of December 31, 2009.
                           TABLE 3. PORTFOLIO MANAGERS

                                         OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                -------------------------------------------------------------  OWNERSHIP   POTENTIAL
                PORTFOLIO       NUMBER AND TYPE       APPROXIMATE        PERFORMANCE BASED      OF FUND    CONFLICTS   STRUCTURE OF
FUND            MANAGER         OF ACCOUNT(A)         TOTAL NET ASSETS   ACCOUNTS(B)             SHARES   OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive      Dimitris
                Bertsimas                                                                                                   (2)
                -----------------------------------------------------------------------------
                Tao Qiu                                                                        None           (1)
                -----------------------------------------------------------------------------                          ------------
                Colin Lundgren                                                                                              (3)
-----------------------------------------------------------------------------------------------------------------------------------
Conservative    Dimitris                                                                                                    (2)
                Bertsimas
                -----------------------------------------------------------------------------
                Tao Qiu                                                                        None           (1)
                -----------------------------------------------------------------------------                          ------------
                Colin Lundgren                                                                                              (3)
-----------------------------------------------------------------------------------------------------------------------------------
Moderate        Dimitris                                                                                                    (2)
                Bertsimas
                -----------------------------------------------------------------------------
                Tao Qiu                                                                        None           (1)
                -----------------------------------------------------------------------------                          ------------
                Colin Lundgren                                                                                              (3)
-----------------------------------------------------------------------------------------------------------------------------------
Moderately      Dimitris
  Aggressive    Bertsimas                                                                                                   (2)
                -----------------------------------------------------------------------------
                Tao Qiu                                                                        None           (1)
                -----------------------------------------------------------------------------                          ------------
                Colin Lundgren                                                                                              (3)
-----------------------------------------------------------------------------------------------------------------------------------
Moderately      Dimitris
  Conservative  Bertsimas                                                                                                   (2)
                -----------------------------------------------------------------------------
                Tao Qiu                                                                        None           (1)
                -----------------------------------------------------------------------------                          ------------
                Colin Lundgren                                                                                              (3)
-----------------------------------------------------------------------------------------------------------------------------------



(a) RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

POTENTIAL CONFLICTS OF INTEREST
(1) Management of the Disciplined Asset Allocation Portfolio fund-of-funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus. Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 38
        investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

        Because of the structure of the fund-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Disciplined Asset Allocation Portfolios, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

        - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

        - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

STRUCTURE OF COMPENSATION
(2) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(3) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 39
        eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

ADMINISTRATIVE SERVICES

Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:

             TABLE 4. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE

                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    -------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     12,000,000,000    $12,000,000,001 +
-------------------------------------------------------------------------------------------------------------------------------
Aggressive                                0.020             0.020             0.020              0.020              0.020
Conservative
Moderate
Moderately Aggressive
Moderately Conservative
-------------------------------------------------------------------------------------------------------------------------------



The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in the last fiscal period are shown in the table below.

                          TABLE 5. ADMINISTRATIVE FEES

                                                                       ADMINISTRATIVE SERVICES FEES
FUND                                                            2009          PAID IN 2008(A)
---------------------------------------------------------------------------------------------------
Aggressive                                                                        $  919
---------------------------------------------------------------------------------------------------
Conservative                                                                       1,537
---------------------------------------------------------------------------------------------------
Moderate                                                                           3,690
---------------------------------------------------------------------------------------------------
Moderately Aggressive                                                              2,860
---------------------------------------------------------------------------------------------------
Moderately Conservative                                                            1,921
---------------------------------------------------------------------------------------------------





   (a) For the period from May 1, 2008 (when the fund first became available) to Dec. 31, 2008.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

RiverSource Fund Distributors, Inc. ("RiverSource Fund Distributors" or the "distributor"), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, an indirect wholly-owned subsidiary of RiverSource Investments, LLC, is the funds' principal underwriter and distributor. Prior to May 2009, RiverSource Distributors, Inc. served as the funds principal underwriter and distributor. Each fund's shares are offered on a continuous basis.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 40

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, each fund approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with RiverSource Distributors. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

The Plan must be approved annually by the Board, including a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the fund (Independent Directors), if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of the Independent Directors of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by RiverSource Distributors. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Independent Directors of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of the Independent Directors is the responsibility of the other the Independent Directors. Independent Directors do not have any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period each fund paid 12b-1 fees as shown in the following table.

                               TABLE 6. 12B-1 FEES

FUND                                                              FEES PAID DURING LAST FISCAL YEAR
---------------------------------------------------------------------------------------------------
Aggressive
---------------------------------------------------------------------------------------------------
Conservative
---------------------------------------------------------------------------------------------------
Moderate
---------------------------------------------------------------------------------------------------
Moderately Aggressive
---------------------------------------------------------------------------------------------------
Moderately Conservative
---------------------------------------------------------------------------------------------------




CUSTODIAN SERVICES

The fund's securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19(th) floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Director, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The funds' headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 41

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 42

                TABLE 7. FUND HISTORY TABLE FOR RIVERSOURCE FUNDS

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                          ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES, INC.(2)            4/29/81, 4/8/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                                    2/16/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                             6/19/03                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected                                   3/4/04                                                  No
  Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                            6/19/03                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST           4/7/86                    Business Trust       MA       8/31(10)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund                            8/18/86                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIMENSIONS SERIES, INC.         2/20/68, 4/8/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid                             5/18/06                                                Yes
  Cap Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                           2/16/06                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIVERSIFIED INCOME SERIES,      6/27/74, 4/8/86(1)
  INC.(2)                                                                     Corporation       NV/MN       8/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund(3)                              10/3/74                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE EQUITY SERIES, INC.             3/18/57, 4/8/86(1)                Corporation       NV/MN       11/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund(4)                                6/4/57                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL SERIES, INC.                  10/28/88                     Corporation        MN         10/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and                          6/15/06                                                Yes
  Income Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                            2/16/06                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                                      3/20/89                                                 No
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                                    11/13/96                                                Yes
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                        5/29/90                                                Yes
  Fund(5),(6),(11)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income Fund                            8/1/08                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha Fund                           8/1/08                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT INCOME SERIES,            3/12/85
  INC.                                                                        Corporation        MN         5/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S.                                   8/19/85                                                Yes
  Government Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                              2/14/02                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT MONEY MARKET FUND,        6/29/76          1/31/77                                                Yes
  INC.(17)                                                                    Corporation        MD         12/31
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE HIGH YIELD INCOME SERIES,            8/17/83
  INC.                                                                        Corporation        MN         5/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund(3)                               12/8/83                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME SERIES, INC.             2/10/45, 4/8/86(1)                Corporation       NV/MN      1/31(7)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income                           2/16/06                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced                               2/16/06                                                Yes
  Income Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate                               2/16/06                                                Yes
  Income Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL MANAGERS                5/9/01
  SERIES, INC.(2)                                                             Corporation        MN         10/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International                                9/28/01                                                Yes
  Select Growth Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International                                9/28/01                                                Yes
  Select Value Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Small                          10/3/02                                                Yes
  Cap Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL SERIES, INC.(2)        7/18/84                      Corporation        MN         10/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International                             5/18/06                                                Yes
  Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific Fund                                    7/15/09                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                                      6/26/00                                                Yes
  Fund(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                           11/15/84                                                Yes
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT SERIES, INC.         1/18/40, 4/8/86(1)                Corporation       NV/MN       9/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                                      4/16/40                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth                          5/17/07                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value                           8/1/08                                                 Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                            10/15/90                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 43

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                          ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund
                                                 2/14/02                                                     Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP SERIES, INC.(2)       5/21/70, 4/8/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund(4)                            4/24/03                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MANAGERS SERIES, INC.(2)             3/20/01                      Corporation        MN         5/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth                            4/24/03                                                Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                            6/18/01                                                Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Select Value                                 3/8/02                                                 Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Equity                             3/8/02                                                 Yes
  Fund(4),(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                              6/18/01                                                Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MARKET ADVANTAGE SERIES,             8/25/89
  INC.                                                                        Corporation        MN         1/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                                     3/4/04                                                 Yes
  Conservative Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                            3/4/04                                                 Yes
  Conservative Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                            3/4/04                                                 Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                            3/4/04                                                 Yes
  Aggressive Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive                          3/4/04                                                 Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total                               3/4/04                                                 Yes
  Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index Fund                                   10/25/99                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index Fund                              8/19/96                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MONEY MARKET SERIES, INC.       8/22/75, 4/8/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management Fund                                  10/6/75                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SECTOR SERIES, INC.                  3/25/88                      Corporation        MN         6/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund(8)                          8/1/88                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate Fund                                      3/4/04                                                  No
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SELECTED SERIES, INC.                10/5/84                      Corporation        MN         3/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                            4/22/85                                                 No
  Fund(9)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SERIES TRUST(14)                     1/27/06                    Business Trust       MA         4/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                             10/18/07                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure                           2/19/09                                                 No
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund                             5/18/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SHORT TERM INVESTMENTS          4/23/68, 4/8/86(1)
  SERIES, INC.(15)                                                            Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                                  9/26/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES             4/7/86
  TRUST                                                                     Business Trust       MA       8/31(10)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt Fund                             8/18/86                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt Fund                              8/18/86                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGIC ALLOCATION SERIES,         10/9/84
  INC.(2)                                                                     Corporation        MN         9/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation Fund(4)                          1/23/85                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                           5/17/07                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGY SERIES, INC.                1/24/84                      Corporation        MN         3/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value Fund                                     5/14/84                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth                             1/24/01                                                Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 44

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                          ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.(2)
12/21/78, 4/8/86(1)                                              Corpora-
                                                                   tion          NV/MN          11/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                                5/7/79                                                 Yes
  Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET         2/29/80, 4/8/86(1)
  SERIES, INC.(2)                                                             Corporation       NV/MN       12/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Money Market                               8/5/80                                                 Yes
  Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT SERIES, INC.         9/30/76, 4/8/86(1)                Corporation       NV/MN       11/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt Fund                         11/13/96                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond Fund                                 11/24/76                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE SERIES TRUST(12)            9/11/07                    Business Trust       MA         12/31
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                      5/1/08                                                 Yes
  Portfolios -- Aggressive
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                      5/1/08                                                 Yes
  Portfolios -- Conservative
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                      5/1/08                                                 Yes
  Portfolios -- Moderate
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                      5/1/08                                                 Yes
  Portfolios -- Moderately Aggressive
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                      5/1/08                                                 Yes
  Portfolios -- Moderately Conservative
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                     5/1/06                                                 Yes
  Portfolio -- Fundamental Value Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                     2/4/04                                                 Yes
  Portfolio -- Select Value Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                     8/14/01                                                Yes
  Portfolio -- Small Cap Value Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                              4/30/86                                                Yes
  Portfolio -- Balanced Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Cash                           10/31/81                                                Yes
  Management Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Core                            9/10/04                                                Yes
  Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                             10/13/81                                                Yes
  Portfolio -- Diversified Bond Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                              9/15/99                                                Yes
  Portfolio -- Diversified Equity Income
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                             10/13/81                                                Yes
  Portfolio -- Dynamic Equity
  Fund(5),(16)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global                          5/1/96                                                  No
  Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global                          9/13/04                                                 No
  Inflation Protected Securities Fund(13)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- High                            5/1/96                                                 Yes
  Yield Bond Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Income                          6/1/04                                                 Yes
  Opportunities Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid                             5/1/01                                                 Yes
  Cap Growth Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid                             5/2/05                                                 Yes
  Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- S&P                             5/1/00                                                 Yes
  500 Index Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short                           9/15/99                                                Yes
  Duration U.S. Government Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
Seligman Variable Portfolio -- Growth                             9/15/99                                                Yes
  Fund(16)
---------------------------------------------------------------------------------------------------------------------------------
Seligman Variable Portfolio -- Larger-                            02/4/04                                                Yes
  Cap Value Fund(16)
---------------------------------------------------------------------------------------------------------------------------------
Seligman Variable Portfolio -- Smaller-                           9/15/99                                                Yes
  Cap Value Fund(16)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                                             5/1/00                                                 Yes
  Portfolio -- Emerging Markets
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                                             1/13/92                                                Yes
  Portfolio -- International Opportunity
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL FUND, INC.                      10/21/68         10/9/69     Corporation        MD         12/31        Yes
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION          10/8/82          6/23/83                                                Yes
  FUND, INC.                                                                  Corporation        MD         12/31
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER FUND, INC.                      7/9/84         12/10/84     Corporation        MD         10/31        Yes
---------------------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 45

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                          ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL FUND SERIES, INC.
11/22/91                                                         Corpora-
                                                                   tion           MD            10/31
---------------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund                            9/9/92                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Fund                                   5/23/94                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN GROWTH FUND, INC.                       1/26/37          4/1/37      Corporation        MD         12/31        Yes
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN LASALLE REAL ESTATE FUND SERIES,        5/30/03
  INC.                                                                        Corporation        MD         12/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                           12/29/06                                                 No
  Fund(17)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend                              7/16/03                                                Yes
  Real Estate Fund(17)
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN MUNICIPAL FUND SERIES, INC.              8/8/83                      Corporation        MD         9/30
---------------------------------------------------------------------------------------------------------------------------------
Seligman National Municipal Class                                12/31/83                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal Class                               12/30/83                                                 No
---------------------------------------------------------------------------------------------------------------------------------
Seligman New York Municipal Class                                 1/3/84                                                  No
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN MUNICIPAL SERIES TRUST                  7/25/84                    Business Trust       MA         9/30
---------------------------------------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield                         11/20/84                                                 No
  Series
---------------------------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                            11/20/84                                                 No
  Series
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.                         7/1/87                      Corporation        MD         12/31
---------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                        6/21/88                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio                                6/21/88                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                                   6/21/88                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information                          10/11/94                                                Yes
  Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio                              5/1/96                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Portfolio                           5/3/93                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Investment Grade Fixed Income                            6/21/88                                                Yes
  Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                                5/1/98                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio                              5/1/98                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN TARGETHORIZON ETF PORTFOLIOS,            7/6/05
  INC.                                                                        Corporation        MD         9/30
---------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                                          10/3/05                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                                          10/3/05                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                                          10/2/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                                          10/2/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core                                          10/3/05                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
SELIGMAN VALUE FUND SERIES, INC.                 1/27/97                      Corporation        MD         12/31
---------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund                                     4/25/97                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Fund                                   4/25/97                                                Yes
---------------------------------------------------------------------------------------------------------------------------------


      * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

     ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

    (1) Date merged into a Minnesota corporation incorporated on April 8, 1986.

    (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

    (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio -- Bond Fund changed its name to Variable Portfolio -- Diversified Bond Fund, Variable Portfolio -- Extra Income Fund changed its name to Variable Portfolio -- High Yield Bond Fund and Variable Portfolio -- Federal Income Fund changed its name to Variable Portfolio -- Short Duration U.S. Government Fund.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 46

    (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio -- Equity Select Fund changed its name to Variable Portfolio -- Mid Cap Growth Fund, Variable Portfolio -- Threadneedle Emerging Markets Fund changed its name to Variable Portfolio -- Emerging Markets Fund, Variable
        Portfolio -- Threadneedle International Fund changed its name to Variable Portfolio -- International Opportunity Fund, and Variable Portfolio -- Managed Fund changed its name to Variable
        Portfolio -- Balanced Fund.

    (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio -- Capital Resource Fund changed its name to Variable Portfolio -- Large Cap Equity Fund, Variable Portfolio -- Emerging Markets Fund changed its name to Variable Portfolio -- Threadneedle Emerging Markets Fund and Variable Portfolio -- International Fund changed its name to Variable Portfolio -- Threadneedle International Fund.

    (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

    (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

    (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

    (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

   (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

   (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable Portfolio -- Fundamental Value Fund changed its name to RiverSource Partners Variable
        Portfolio -- Fundamental Value Fund; RiverSource Variable
        Portfolio -- Select Value Fund changed its name to RiverSource Partners Variable Portfolio -- Select Value Fund; and RiverSource Variable Portfolio -- Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio -- Small Cap Value Fund.

   (12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

   (13) Effective June 8, 2005, Variable Portfolio -- Inflation Protected Securities Fund changed its name to Variable Portfolio -- Global Inflation Protected Securities Fund.

   (14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

   (15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.

   (16) Effective May 1, 2009, RiverSource Variable Portfolio -- Growth Fund changed its name to Seligman Variable Portfolio -- Growth Fund, RiverSource Variable Portfolio -- Large Cap Equity Fund changed its name to RiverSource Variable Portfolio -- Dynamic Equity Fund, RiverSource Variable Portfolio -- Large Cap Value Fund changed its name to Seligman Variable Portfolio -- Larger-Cap Value Fund, and RiverSource Variable Portfolio -- Small Cap Advantage Fund changed its name to Seligman Variable Portfolio -- Smaller-Cap Value Fund.

   (17) Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.; Seligman LaSalle Global Real Estate Fund changed its name to RiverSource LaSalle Global Real Estate Fund; and Seligman LaSalle Monthly Dividend Real Estate Fund changed its name to RiverSource LaSalle Monthly Dividend Real Estate Fund.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 47

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource Family of Funds each member oversees consists of 132 funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

                             TABLE 8. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS


                  POSITION
                    HELD                                   OTHER PRESENT
                 WITH FUNDS                                   OR PAST
                     AND                                   DIRECTORSHIPS
 NAME, ADDRESS,   LENGTH OF      PRINCIPAL OCCUPATION      (WITHIN PAST 5    COMMITTEE
      AGE          SERVICE      DURING PAST FIVE YEARS         YEARS)       MEMBERSHIPS
---------------------------------------------------------------------------------------
Kathleen Blatz   Board       Chief Justice, Minnesota     None             Board
901 S.           member      Supreme Court, 1998-2006;                     Governance,
Marquette Ave.   since       Attorney                                      Compliance,
Minneapolis, MN  1/11/06                                                   Investment
55402                                                                      Review,
Age 55                                                                     Audit
---------------------------------------------------------------------------------------
Arne H. Carlson  Board       Chair, RiverSource Family    None             Board
901 S.           member      of Funds, 1999-2006; former                   Governance,
Marquette Ave.   since       Governor of Minnesota                         Compliance,
Minneapolis, MN  1/5/99                                                    Contracts,
55402                                                                      Executive,
Age 75                                                                     Investment
                                                                           Review
---------------------------------------------------------------------------------------
Pamela G.        Board       President, Springboard-      None             Distribu-
Carlton          member      Partners in Cross Cultural                    tion,
901 S.           since       Leadership (consulting                        Investment
Marquette Ave.   11/11/07    company)                                      Review,
Minneapolis, MN                                                            Audit
55402
Age 55
---------------------------------------------------------------------------------------
Patricia M.      Board       Trustee Professor of         None             Board
Flynn            member      Economics and Management,                     Governance,
901 S.           since       Bentley University; former                    Contracts,
Marquette Ave.   11/1/04     Dean, McCallum Graduate                       Investment
Minneapolis, MN              School of Business, Bentley                   Review
55402                        University
Age 59
---------------------------------------------------------------------------------------
Anne P. Jones    Board       Attorney and Consultant      None             Board
901 S.           member                                                    Governance,
Marquette Ave.   since                                                     Compliance,
Minneapolis, MN  3/1/85                                                    Executive,
55402                                                                      Investment
Age 75                                                                     Review,
                                                                           Audit
---------------------------------------------------------------------------------------
Jeffrey          Board       Former Managing Director,    American         Distribu-
Laikind, CFA     member      Shikiar Asset Management     Progressive      tion,
901 S.           since                                    Insurance        Executive,
Marquette Ave.   11/1/05                                                   Investment
Minneapolis, MN                                                            Review,
55402                                                                      Audit
Age 74
---------------------------------------------------------------------------------------
Stephen R.       Chair of    President Emeritus and       Valmont          Board
Lewis, Jr.       the Board   Professor of Economics,      Industries,      Governance,
901 S.           since       Carleton College             Inc.             Compliance,
Marquette Ave.   1/1/07,                                  (manufactures    Contracts,
Minneapolis, MN  Board                                    irrigation       Executive,
55402            member                                   systems)         Investment
Age 71           since                                                     Review
                 1/1/02
---------------------------------------------------------------------------------------
John F. Maher    Board       Retired President and Chief  None             Distribu-
901 S.           member      Executive Officer and                         tion,
Marquette Ave.   since       former Director, Great                        Investment
Minneapolis, MN  11/7/08     Western Financial                             Review,
55402                        Corporation (financial                        Audit
Age 66                       services), 1986-1997
---------------------------------------------------------------------------------------
Catherine James  Board       Director, Enterprise Asset   None             Board
Paglia           member      Management, Inc. (private                     Governance,
901 S.           since       real estate and asset                         Compliance,
Marquette Ave.   11/1/04     management company)                           Contracts,
Minneapolis, MN                                                            Executive,
55402                                                                      Investment
Age 57                                                                     Review
---------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 48

                  POSITION
                    HELD                                   OTHER PRESENT
                 WITH FUNDS                                   OR PAST
                     AND                                   DIRECTORSHIPS
 NAME, ADDRESS,   LENGTH OF      PRINCIPAL OCCUPATION      (WITHIN PAST 5    COMMITTEE
      AGE          SERVICE      DURING PAST FIVE YEARS         YEARS)       MEMBERSHIPS
---------------------------------------------------------------------------------------
Leroy C. Richie  Board       Counsel, Lewis & Munday,     Digital Ally,    Contracts,
901 S.           member      P.C. since 1987; Vice        Inc. (digital    Distribu-
Marquette Ave.   since       President and General        imaging);        tion,
Minneapolis, MN  11/7/08     Counsel, Automotive Legal    Infinity, Inc.   Investment
55402                        Affairs, Chrysler            (oil and gas     Review
Age 68                       Corporation, 1990-1997       exploration and
                                                          production);
                                                          OGE Energy
                                                          Corp. (energy
                                                          and energy
                                                          services)
---------------------------------------------------------------------------------------
Alison Taunton-  Board       Chief Executive Officer and  Idera            Contracts,
Rigby            member      Director, RiboNovix, Inc.    Pharmaceuti-     Distribu-
901 S.           since       since 2003 (biotechnology);  cals, Inc.       tion,
Marquette Ave.   11/13/02    former President, Forester   (biotechnol-     Executive,
Minneapolis, MN              Biotech                      ogy);            Investment
55402                                                     Healthways,      Review
Age 65                                                    Inc.  (health
                                                          management
                                                          programs)
=======================================================================================




BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                    POSITION
                                      HELD
                                   WITH FUNDS
                                       AND                                    OTHER
                                    LENGTH OF     PRINCIPAL OCCUPATION      DIRECTOR-    COMMITTEE
        NAME, ADDRESS, AGE           SERVICE     DURING PAST FIVE YEARS       SHIPS     MEMBERSHIPS
---------------------------------------------------------------------------------------------------
William F. Truscott                Board       President - U.S. Asset      None         None
53600 Ameriprise Financial Center  member      Management and Chief
Minneapolis, MN 55474              since       Investment Officer,
Age 49                             11/7/01,    Ameriprise Financial, Inc.
                                   Vice        since 2005; President,
                                   President   Chairman of the Board and
                                   since 2002  Chief Investment Officer,
                                               RiverSource Investments,
                                               LLC since 2001; Director,
                                               President and Chief
                                               Executive Officer,
                                               Ameriprise Certificate
                                               Company since 2006;
                                               Chairman of the Board and
                                               Chief Executive Officer,
                                               RiverSource Distributors,
                                               Inc. since 2006 and of
                                               RiverSource Fund
                                               Distributors, Inc. since
                                               2008; Senior Vice
                                               President - Chief
                                               Investment Officer,
                                               Ameriprise Financial,
                                               Inc., 2001-2005
===================================================================================================




  * Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds' other officers are:

                             TABLE 9. FUND OFFICERS


                                       POSITION HELD
                                      WITH FUNDS AND
                                         LENGTH OF                   PRINCIPAL OCCUPATION
         NAME, ADDRESS, AGE               SERVICE                   DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------
Patrick T. Bannigan                  President since    Director and Senior Vice President - Asset
172 Ameriprise Financial Center      11/3/06            Management, Products and Marketing,
Minneapolis, MN 55474                                   RiverSource Investments, LLC and Director and
Age 44                                                  Vice President - Asset Management, Products
                                                        and Marketing, RiverSource Distributors, Inc.
                                                        since 2006 and of RiverSource Fund
                                                        Distributors, Inc. since 2008; Managing
                                                        Director and Global Head of Product, Morgan
                                                        Stanley Investment Management, 2004-2006;
                                                        President, Touchstone Investments, 2002-2004
-----------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 49

                                       POSITION HELD
                                      WITH FUNDS AND
                                         LENGTH OF                   PRINCIPAL OCCUPATION
         NAME, ADDRESS, AGE               SERVICE                   DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------
Michelle M. Keeley                   Vice President     Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center      since 4/9/03       Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                                   RiverSource Investments, LLC since 2006; Vice
Age 45                                                  President - Investments, Ameriprise
                                                        Certificate Company since 2003; Senior Vice
                                                        President - Fixed Income, Ameriprise
                                                        Financial, Inc. 2002-2006 and RiverSource
                                                        Investments, LLC, 2004-2006
-----------------------------------------------------------------------------------------------------
Amy K. Johnson                       Vice President     Chief Administrative Officer, RiverSource
5228 Ameriprise Financial Center     since 12/5/06      Investments, LLC since 2009; Vice
Minneapolis, MN 55474                                   President - Asset Management and Trust
Age 44                                                  Company Services, RiverSource Investments,
                                                        LLC, 2006-2009; Vice President - Operations
                                                        and Compliance, RiverSource Investments, LLC,
                                                        2004-2006; Director of Product
                                                        Development - Mutual Funds, Ameriprise
                                                        Financial, Inc., 2001-2004
-----------------------------------------------------------------------------------------------------
Jeffrey P. Fox                       Treasurer since    Vice President - Investment Accounting,
105 Ameriprise Financial Center      7/10/02            Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                                   Financial Officer, RiverSource Distributors,
Age 54                                                  Inc. since 2006 and of RiverSource Fund
                                                        Distributors, Inc. since 2008
-----------------------------------------------------------------------------------------------------
Scott R. Plummer                     Vice President,    Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center     General            Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474                Counsel and        2005; Chief Counsel, RiverSource
Age 50                               Secretary          Distributors, Inc. and Chief Legal Officer
                                     since 12/5/06      and Assistant Secretary, RiverSource
                                                        Investments, LLC since 2006; Chief Counsel,
                                                        RiverSource Fund Distributors, Inc. since
                                                        2008; Vice President, General Counsel and
                                                        Secretary, Ameriprise Certificate Company
                                                        since 2005; Vice President - Asset Management
                                                        Compliance, Ameriprise Financial, Inc., 2004-
                                                        2005; Senior Vice President and Chief
                                                        Compliance Officer, USBancorp Asset
                                                        Management, 2002-2004
-----------------------------------------------------------------------------------------------------
Eleanor T.M. Hoagland                Chief Compliance   Chief Compliance Officer, RiverSource
100 Park Avenue                      Officer            Investments, LLC, Ameriprise Certificate
New York, NY 10017                   since 4/7/09       Company and RiverSource Service Corporation
Age 58                                                  since 2009; Chief Compliance Officer for each
                                                        of the Seligman funds since 2004; Money
                                                        Laundering Prevention Officer and Identity
                                                        Theft Prevention Officer for each of the
                                                        Seligman funds 2008-2009; Managing Director,
                                                        J. & W. Seligman & Co. Incorporated and Vice-
                                                        President for each of the funds, 2004-2008.
-----------------------------------------------------------------------------------------------------
Neysa M. Alecu                       Money Laundering   Vice President - Compliance, Ameriprise
2934 Ameriprise Financial Center     Prevention         Financial, Inc. since 2008; Anti-Money
Minneapolis, MN 55474                Officer            Laundering Officer, Ameriprise Financial,
Age 46                               since 11/9/05      Inc. since 2005; Compliance Director,
                                     and Identity       Ameriprise Financial, Inc. 2004-2008;
                                     Theft Prevention
                                     Officer since
                                     2008
-----------------------------------------------------------------------------------------------------



RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds' Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds' service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 50

COMMITTEES OF THE BOARD
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not "interested persons" of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee also reviews candidates for Board membership, including candidates recommended by shareholders.

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year's annual meeting of stockholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate's family, including such candidate's spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate's knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate's ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate's ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above in Table 26. Further, in considering nominations, the Committee takes the following matrix into account in assessing how a candidate's professional background would fit into the mix of experiences represented by the then-current Board.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 51

                                                               PROFESSIONAL BACKGROUND - 2010
                                                                                                                       AUDIT
                              FOR PROFIT;  NON-PROFIT;                                                              COMMITTEE;
                                CIO/CFO;   GOVERNMENT;                LEGAL;                         DISTRIBUTION;   FINANCIAL
NAME              GEOGRAPHIC    CEO/COO        CEO      INVESTMENT  REGULATORY  POLITICAL  ACADEMIC    MARKETING      EXPERT
----              ----------  -----------  -----------  ----------  ----------  ---------  --------  -------------  ----------
Blatz...........      MN                        X                        X          X
Carlson.........      MN                        X                                   X
Carlton.........      NY                                     X           X                                               X
Flynn...........      MA                                                                       X
Jones...........      MD                                                 X                                               X
Laikind.........      NY           X                         X                                             X             X
Lewis...........      MN                        X                                              X
Maher...........      CT           X                         X                                                           X
Paglia..........      NY           X                         X                                                           X
Richie..........      MI           X                                     X
Taunton-Rigby...      MA           X                         X                                                           X


With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors' increased access to information regarding the funds' investment manager, which is the funds' most significant service provider.

The committee held       meetings during the last fiscal year.

COMPLIANCE COMMITTEE -- Supports the funds' maintenance of a strong compliance program by providing a forum for Independent Directors members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with Independent Directors on a regular basis to discuss compliance
matters. The committee held    meetings during the last fiscal year.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The
committee held    meetings during the last fiscal year.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate. The committee held 3 meetings during the last fiscal year.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board. The
committee held    meetings during the last fiscal year.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and
reports areas of concern to the Board. The committee held    meetings during the
last fiscal year.

AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds' financial statements and independent audits as well as the funds' compliance with legal and regulatory requirements relating to the funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds' risks by, among other things, meeting with the funds' internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds' Disclosure Controls and Procedures. The Committee held meetings during the last fiscal year.

BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2009 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2010                                                                  Page 52

                  TABLE 10. BOARD MEMBER HOLDINGS -- ALL FUNDS

Based on net asset values as of Dec. 31, 2009:

                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF ALL
BOARD MEMBER                                                 FUNDS OVERSEEN BY BOARD MEMBER
-------------------------------------------------------------------------------------------------------
Kathleen Blatz                                                       Over $100,000
-------------------------------------------------------------------------------------------------------
Arne H. Carlson                                                      Over $100,000
-------------------------------------------------------------------------------------------------------
Pamela G. Carlton                                                  $50,000 - $100,000
-------------------------------------------------------------------------------------------------------
Patricia M. Flynn                                                    Over $100,000*
-------------------------------------------------------------------------------------------------------
Anne P. Jones                                                        Over $100,000
-------------------------------------------------------------------------------------------------------
Jeffrey Laikind                                                      Over $100,000
-------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                                Over $100,000*
-------------------------------------------------------------------------------------------------------
John F. Maher                                                       Over $100, 000*
Catherine James Paglia                                               Over $100,000*
-------------------------------------------------------------------------------------------------------
Leroy C. Richie                                                      Over $100,000
-------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                 Over $100,000
-------------------------------------------------------------------------------------------------------
William F. Truscott                                                  Over $100,000
=======================================================================================================




     * Includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the fiscal period ended Dec. 31, 2009.

                TABLE 11. BOARD MEMBER COMPENSATION -- ALL FUNDS

                                                          TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS
BOARD MEMBER(A)                                                        PAID TO BOARD MEMBER
--------------------------------------------------------------------------------------------------------
Kathleen Blatz
--------------------------------------------------------------------------------------------------------
Arne H. Carlson
--------------------------------------------------------------------------------------------------------
Pamela G. Carlton
--------------------------------------------------------------------------------------------------------
Patricia M. Flynn                                                                (b)
--------------------------------------------------------------------------------------------------------
Anne P. Jones
--------------------------------------------------------------------------------------------------------
Jeffrey Laikind
--------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                                            (b)
--------------------------------------------------------------------------------------------------------
John F. Maher                                                                    (b)
--------------------------------------------------------------------------------------------------------
Catherine James Paglia                                                           (b)
--------------------------------------------------------------------------------------------------------
Leroy C. Richie
--------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby
========================================================================================================




   (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.

   (b) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of
       $     , $      and $     , respectively. Additional information regarding
       the deferred compensation plan is described below.

The Independent Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Directors, the Independent Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Directors also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Directors, and that they undertake significant legal responsibilities. The Independent Directors also consider the

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compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Directors take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the Independent Directors, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other Independent Directors.

Effective Jan. 1, 2010, independent Board members will be paid an annual retainer of $125,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, Independent Directors will be paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Directors are not paid for special meetings conducted by telephone. In 2010, the Board's Chair will receive total annual cash compensation of $430,000.

The Independent Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

COMPENSATION FROM EACH FUND. Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund-of-Funds invests.

The funds in the RiverSource Family of Funds, RiverSource Investments, unaffiliated and affiliated subadvisers, and RiverSource Fund Distributors have each adopted a Code of Ethics (collectively, the "Codes") and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund's access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

RiverSource Life Insurance Company (RiverSource Life) and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that

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they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendant's motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Board of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG"). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., (which is now known as RiverSource Fund Distributors, Inc.) relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies, including those funds in the RiverSource complex of funds. Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current or former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or

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

regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in the funds' Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.


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                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

    - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    - Nature of and provisions of the obligation.

    - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.


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Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


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

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


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

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


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

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                                              S-6521-20 D (5/10)


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

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2010



RIVERSOURCE VARIABLE SERIES TRUST

  RiverSource Variable Portfolio - Balanced Fund

  RiverSource Variable Portfolio - Cash Management Fund

  RiverSource Variable Portfolio - Core Equity Fund*

  RiverSource Variable Portfolio - Diversified Bond Fund

  RiverSource Variable Portfolio - Diversified Equity Income Fund

  RiverSource Variable Portfolio - Dynamic Equity Fund

  RiverSource Variable Portfolio - Global Bond Fund

  RiverSource Variable Portfolio - Global Inflation Protected Securities Fund

  RiverSource Variable Portfolio - High Yield Bond Fund

  RiverSource Variable Portfolio - Income Opportunities Fund

  RiverSource Variable Portfolio - Mid Cap Growth Fund

  RiverSource Variable Portfolio - Mid Cap Value Fund

  RiverSource Variable Portfolio - S&P 500 Index Fund

  RiverSource Variable Portfolio - Short Duration U.S. Government Fund

  Seligman Variable Portfolio - Growth Fund

  Seligman Variable Portfolio - Larger-Cap Value Fund

  Seligman Variable Portfolio - Smaller-Cap Value Fund

  Threadneedle Variable Portfolio - Emerging Markets Fund

  Threadneedle Variable Portfolio - International Opportunity Fund

  Variable Portfolio - Davis New York Venture Fund

  Variable Portfolio - Goldman Sachs Mid Cap Value Fund

  Variable Portfolio - Partners Small Cap Value Fund


--------



*    This Fund is closed to new investors.

Each fund may offer Class 1, Class 2 and Class 3 shares, with the exception of RiverSource Variable Portfolio - Balanced Fund and RiverSource Variable Portfolio - S&P 500 Index Fund, which only offer Class 3, to separate accounts (Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by RiverSource Fund Distributors, Inc. (the distributor).

This is the Statement of Additional Information ("SAI") for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated May 1, 2010.

Each fund's financial statements for its most recent fiscal period are contained in the fund's annual or semiannual report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary or write to the RiverSource Family of Funds, which includes RiverSource funds, Seligman funds and Threadneedle funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call 1 (800) 221-2450 or visit riversource.com/funds (for RiverSource and Threadneedle funds) or seligman.com (for Seligman funds).

Each fund is governed by a Board of Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies.............................     p. 4
Investment Strategies and Types of Investments.................................     p. 6
Information Regarding Risks and Investment Strategies..........................     p. 8
Securities Transactions........................................................    p. 32
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager...    p. 36
Valuing Fund Shares............................................................    p. 37
Portfolio Holdings Disclosure..................................................    p. 39
Proxy Voting...................................................................    p. 40
Investing in a Fund............................................................    p. 43
Capital Loss Carryover.........................................................    p. 44
Taxes..........................................................................    p. 44
Service Providers..............................................................    p. 46
     Investment Management Services............................................    p. 46
     Administrative Services...................................................    p. 64
     Transfer Agency Services..................................................    p. 65
     Distribution Services.....................................................    p. 65
     Plan and Agreement of Distribution........................................    p. 65
     Custodian Services........................................................    p. 66
     Board Services Corporation................................................    p. 66
Organizational Information.....................................................    p. 67
Board Members and Officers.....................................................    p. 73
Control Persons and Principal Holders of Securities............................    p. 81
Information Regarding Pending and Settled Legal Proceedings....................    p. 81
Independent Registered Public Accounting Firm..................................    p. 82
Appendix A: Description of Ratings.............................................   p. A-1
Appendix B: Additional Information About S&P 500 Index.........................   p. B-1


LIST OF TABLES

1.   Fund Fiscal Year Ends and Investment Categories.............................    p. 3
2.   Fundamental Policies........................................................    p. 4
3.   Investment Strategies and Types of Investments..............................    p. 6
4.   Total Brokerage Commissions.................................................   p. 34
5.   Brokerage Directed for Research and Turnover Rates..........................   p. 35
6.   Securities of Regular Brokers or Dealers....................................   p. 35
7.   Brokerage Commissions Paid to Investment Manager or Affiliates..............   p. 36
8.   Valuing Fund Shares.........................................................   p. 37
9.   Capital Loss Carryover......................................................   p. 44
10.  Investment Management Services Agreement Fee Schedule.......................   p. 46
11.  PIA Indexes.................................................................   p. 50
12.  Performance Incentive Adjustment Calculation................................   p. 50
13.  Management Fees and Nonadvisory Expenses....................................   p. 51
14.  Subadvisers and Subadvisory Agreement Fee Schedules.........................   p. 53
15.  Subadvisory Fees............................................................   p. 54
16.  Portfolio Managers..........................................................   p. 55
17.  Administrative Services Agreement Fee Schedule..............................   p. 64
18.  Administrative Fees.........................................................   p. 64
19.  12b-1 Fees..................................................................   p. 66
20.  Fund History Table for RiverSource Funds....................................   p. 67
21.  Board Members...............................................................   p. 73
22.  Fund Officers...............................................................   p. 74
23.  Board Member Holdings -- All Funds..........................................   p. 78
24.  Board Member Compensation -- All Funds......................................   p. 78
25.  Board Member Compensation -- Individual Funds...............................   p. 79




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                   Page 2

Throughout this SAI, the funds are referred to as follows:

RiverSource Variable Portfolio - Balanced Fund (Balanced)
RiverSource Variable Portfolio - Cash Management Fund (Cash Management) RiverSource Variable Portfolio - Core Equity Fund (Core Equity)
RiverSource Variable Portfolio - Diversified Bond Fund (Diversified Bond) RiverSource Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)
RiverSource Variable Portfolio - Dynamic Equity Fund (Dynamic Equity) RiverSource Variable Portfolio - Global Bond Fund (Global Bond)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Global Inflation Protected Securities)
RiverSource Variable Portfolio - High Yield Bond Fund (High Yield Bond) RiverSource Variable Portfolio - Income Opportunities Fund (Income Opportunities)
RiverSource Variable Portfolio - Mid Cap Growth Fund (Mid Cap Growth) RiverSource Variable Portfolio - Mid Cap Value Fund (Mid Cap Value)
RiverSource Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund (Short Duration U.S. Government)
Seligman Variable Portfolio - Growth Fund (Growth)
Seligman Variable Portfolio - Larger-Cap Value Fund (Larger-Cap Value)
Seligman Variable Portfolio - Smaller-Cap Value Fund (Smaller-Cap Value) Threadneedle Variable Portfolio - Emerging Markets Fund (Emerging Markets) Threadneedle Variable Portfolio - International Opportunity Fund (International Opportunity)
Variable Portfolio - Davis New York Venture Fund (Davis New York Venture) Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Goldman Sachs Mid Cap Value)
Variable Portfolio - Partners Small Cap Value Fund (Partners Small Cap Value)

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES


FUND                                                       FISCAL YEAR END   FUND INVESTMENT CATEGORY
--------------------------------------------------------------------------------------------------------
Balanced                                                     December 31           Balanced
--------------------------------------------------------------------------------------------------------
Cash Management                                              December 31           Money market
--------------------------------------------------------------------------------------------------------
Core Equity                                                  December 31           Equity
--------------------------------------------------------------------------------------------------------
Davis New York Venture                                       December 31           Equity
--------------------------------------------------------------------------------------------------------
Diversified Bond                                             December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Diversified Equity Income                                    December 31           Equity
--------------------------------------------------------------------------------------------------------
Dynamic Equity                                               December 31           Equity
--------------------------------------------------------------------------------------------------------
Emerging Markets                                             December 31           Equity
--------------------------------------------------------------------------------------------------------
Global Bond                                                  December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                        December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                                  December 31           Equity
--------------------------------------------------------------------------------------------------------
Growth                                                       December 31           Equity
--------------------------------------------------------------------------------------------------------
High Yield Bond                                              December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Income Opportunities                                         December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
International Opportunity                                    December 31           Equity
--------------------------------------------------------------------------------------------------------
Larger-Cap Value                                             December 31           Equity
--------------------------------------------------------------------------------------------------------
Mid Cap Growth                                               December 31           Equity
--------------------------------------------------------------------------------------------------------
Mid Cap Value                                                December 31           Equity
--------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                     December 31           Equity
--------------------------------------------------------------------------------------------------------
S&P 500 Index                                                December 31           Equity
--------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                               December 31           Fixed Income
--------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                            December 31           Equity
--------------------------------------------------------------------------------------------------------




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                   Page 3

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND, THE FUND WILL NOT:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

    - Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

FOR EACH FUND EXCEPT CASH MANAGEMENT, THE FUND WILL NOT:

    - Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

ADDITIONALLY FOR CASH MANAGEMENT, THE FUND WILL NOT:

    - Buy on margin or sell short or deal in options to buy or sell securities.

    - Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

    - Intentionally invest more than 25% of the fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

In addition to the policies described above and any fundamental policies described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

                                                        A             B                C                  D
                                                   Buy or sell   Buy or sell     Buy more than    Invest more than
FUND                                               real estate   commodities   10% of an issuer    5% in an issuer
------------------------------------------------------------------------------------------------------------------
Balanced                                                A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Cash Management                                         A2            --              C1                 D1
------------------------------------------------------------------------------------------------------------------
Core Equity                                             A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Diversified Bond                                        A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                               A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Dynamic Equity                                          A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                   Page 4

                                                        A             B                C                  D
                                                   Buy or sell   Buy or sell     Buy more than    Invest more than
FUND                                               real estate   commodities   10% of an issuer    5% in an issuer
------------------------------------------------------------------------------------------------------------------
Emerging Markets                                        A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Fundamental Value                                       A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Global Bond                                             A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                   A1            B1              --                 --
------------------------------------------------------------------------------------------------------------------
Growth                                                  A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
High Yield Bond                                         A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Income Opportunities                                    A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
International Opportunity                               A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Larger-Cap Value                                        A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                          A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                           A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                           A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Select Value                                            A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                          A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------
Small Cap Value                                         A1            B2              C1                 D1
------------------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                       A1            B1              C1                 D1
------------------------------------------------------------------------------------------------------------------


A. BUY OR SELL REAL ESTATE
   A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

   A2 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES
   B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

   B2 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C. BUY MORE THAN 10% OF AN ISSUER
   C1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

D. INVEST MORE THAN 5% IN AN ISSUER
   D1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:
    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                   Page 5

FOR CASH MANAGEMENT:
    - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR ALL FUNDS EXCEPT CASH MANAGEMENT, EMERGING MARKETS, GLOBAL BOND, GLOBAL INFLATION PROTECTED SECURITIES, INTERNATIONAL OPPORTUNITY AND S&P 500 INDEX:
    - Up to 25% of the fund's net assets may be invested in foreign investments.



INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

             TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


INVESTMENT STRATEGY                                      Balanced   Equity   Fixed Income   Money Market
--------------------------------------------------------------------------------------------------------
Agency and government securities                             -           -           -            -
--------------------------------------------------------------------------------------------------------
Borrowing                                                    -           -           -            -
--------------------------------------------------------------------------------------------------------
Cash/money market instruments                                -           -           -            -
--------------------------------------------------------------------------------------------------------
Collateralized bond obligations                              -           -           -           --
--------------------------------------------------------------------------------------------------------
Commercial paper                                             -           -           -            -
--------------------------------------------------------------------------------------------------------
Common stock                                                 -           -       -   A           --
--------------------------------------------------------------------------------------------------------
Convertible securities                                       -           -           -           --
--------------------------------------------------------------------------------------------------------
Corporate bonds                                              -           -           -            B
--------------------------------------------------------------------------------------------------------
Debt obligations                                             -           -           -            -
--------------------------------------------------------------------------------------------------------
Depositary receipts                                          -           -       -   C           --
--------------------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)       -           -           -           --
--------------------------------------------------------------------------------------------------------
Exchange-traded funds                                        -           -           -           --
--------------------------------------------------------------------------------------------------------
Floating rate loans                                          -          --           -           --
--------------------------------------------------------------------------------------------------------
Foreign currency transactions                                -           -           -           --
--------------------------------------------------------------------------------------------------------
Foreign securities                                           -           -           -            -
--------------------------------------------------------------------------------------------------------
Funding agreements                                           -           -           -            -
--------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                      -           -           -           --
--------------------------------------------------------------------------------------------------------
Illiquid and restricted securities                           -           -           -            -
--------------------------------------------------------------------------------------------------------
Indexed securities                                           -           -           -           --
--------------------------------------------------------------------------------------------------------
Inflation protected securities                               -           -           -           --
--------------------------------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                              -           -           -            -
--------------------------------------------------------------------------------------------------------
Inverse floaters                                             -           D           -           --
--------------------------------------------------------------------------------------------------------
Investment companies                                         -           -           -            -
--------------------------------------------------------------------------------------------------------
Lending of portfolio securities                              -           -           -            -
--------------------------------------------------------------------------------------------------------
Loan participations                                          -           -           -           --
--------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                        -       -   E           -            -
--------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                        -           F           -           --
--------------------------------------------------------------------------------------------------------
Municipal obligations                                        -           -           -           --
--------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                   Page 6

INVESTMENT STRATEGY                                      Balanced   Equity   Fixed Income   Money Market
--------------------------------------------------------------------------------------------------------
Pay-in-kind securities                                       -           -           -           --
--------------------------------------------------------------------------------------------------------
Preferred stock                                              -           -           G           --
--------------------------------------------------------------------------------------------------------
Real estate investment trusts                                -           -           -           --
--------------------------------------------------------------------------------------------------------
Repurchase agreements                                        -           -           -            -
--------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                -           -           -            -
--------------------------------------------------------------------------------------------------------
Short sales                                                  H           H           H           --
--------------------------------------------------------------------------------------------------------
Sovereign debt                                               -           -           -            -
--------------------------------------------------------------------------------------------------------
Structured investments                                       -           -           -           --
--------------------------------------------------------------------------------------------------------
Swap agreements                                              -           -           -           --
--------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities                        -           -           -            -
--------------------------------------------------------------------------------------------------------
Warrants                                                     -           -           -           --
--------------------------------------------------------------------------------------------------------
When-issued securities and forward commitments               -           -           -           --
--------------------------------------------------------------------------------------------------------
Zero-coupon and step-coupon securities                       -           -           -            -
--------------------------------------------------------------------------------------------------------



A. The following funds are not authorized to invest in common stock: Short Duration U.S. Government.

B. While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.

C.    The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government.

D. The following funds are authorized to invest in inverse floaters: Dynamic Equity.

E. The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Small Cap Advantage.

F.    The following funds are authorized to invest in mortgage dollar rolls:
      Core Equity and Dynamic Equity.

G. The following funds are not authorized to invest in preferred stock: Short Duration U.S. Government.

H. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                   Page 7

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

COMMON STOCK RISK. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

CONFIDENTIAL INFORMATION ACCESS RISK. In managing the fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

CREDIT RISK. Credit risk is the risk that one or more fixed income securities in the fund's portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund's

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                   Page 8
investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer's revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default.
If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund's exposure to its principal risks (as described in the fund's prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

EXCHANGE-TRADED FUND (ETF) RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.

FOREIGN CURRENCY RISK. The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

RISKS OF FOREIGN INVESTING. Except for purposes of Morgan Stanley Global Real Estate, foreign securities are defined as securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. For Morgan Stanley Global Real Estate, foreign securities are defined as securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries.

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Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall, subject to any tracking error, as the performance of the index rises and falls.

INFLATION-PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.


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INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SHORT SALES RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.


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SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government, its agencies and instrumentalities, and government-sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

    * On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

BORROWING
If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.


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CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since

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they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a

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result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security.

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Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for

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hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The fund's ability to redeem

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redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percentage of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a "passive" investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF's shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse

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changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.


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A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.
Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do

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not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.


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The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.

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They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.


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INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates).

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The trust funds the purchase of the bond by issuing two classes of certificates:
short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par
($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, "U.S. government securities") or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund's loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund's investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower's failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.


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MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.


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MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders

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provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES
In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 28

SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 29
in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 30
buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 31

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Fund Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 32

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 33
portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis, New York and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis, New York and Los Angeles, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services.

                      TABLE 4. TOTAL BROKERAGE COMMISSIONS


                                       TOTAL BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------------------------------
FUND                                                            2009          2008         2007
--------------------------------------------------------------------------------------------------------
Balanced                                                                  $ 1,121,735   $  912,635
--------------------------------------------------------------------------------------------------------
Cash Management                                                                     0            0
--------------------------------------------------------------------------------------------------------
Core Equity                                                                   710,273      753,584
--------------------------------------------------------------------------------------------------------
Davis New York Venture                                                        519,727      257,751
--------------------------------------------------------------------------------------------------------
Diversified Bond                                                              126,605      113,273
--------------------------------------------------------------------------------------------------------
Diversified Equity Income                                                   2,994,258    2,052,277
--------------------------------------------------------------------------------------------------------
Dynamic Equity                                                              5,889,997    6,387,054
--------------------------------------------------------------------------------------------------------
Emerging Markets                                                            4,969,369    3,753,339
--------------------------------------------------------------------------------------------------------
Global Bond                                                                    34,295       37,446
--------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                                          13,433        9,306
--------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                                                    41,852       46,356
--------------------------------------------------------------------------------------------------------
Growth                                                                      2,182,611    2,264,159
--------------------------------------------------------------------------------------------------------
High Yield Bond                                                                     0            0
--------------------------------------------------------------------------------------------------------
Income Opportunities                                                                0            0
--------------------------------------------------------------------------------------------------------
International Opportunity                                                   1,304,080    2,579,729
--------------------------------------------------------------------------------------------------------
Larger-Cap Value                                                               24,071       19,008
--------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                              1,087,495    1,641,439
--------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                 410,260      462,435
--------------------------------------------------------------------------------------------------------
Partners Small Cap Value                                                   2,216,055,    1,707,424
--------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                  25,248        9,899
--------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                                 19,489       22,532
--------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                                           1,129,041      886,355
--------------------------------------------------------------------------------------------------------




RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 34

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes.

           TABLE 5. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES


-----------------------------------------------------------------------------------------------------------------
                                                      BROKERAGE DIRECTED FOR RESEARCH*
                                               ----------------------------------------------
                                                                        AMOUNT OF COMMISSIONS
                                               AMOUNT OF TRANSACTIONS      IMPUTED OR PAID        TURNOVER RATES
                                               ------------------------------------------------------------------
FUND                                                    2009                     2009           2009   2008
-----------------------------------------------------------------------------------------------------------------
Balanced                                            $174,023,151               $207,809                 131%
-----------------------------------------------------------------------------------------------------------------
Cash Management                                                0                      0                 N/A
-----------------------------------------------------------------------------------------------------------------
Core Equity                                           64,198,604                 93,676                 103
-----------------------------------------------------------------------------------------------------------------
Davis New York Venture                                         0                      0                  18
-----------------------------------------------------------------------------------------------------------------
Diversified Bond                                               0                      0                 231
-----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                            386,335,440                457,280                  41
-----------------------------------------------------------------------------------------------------------------
Dynamic Equity                                       512,669,261                752,550                 109
-----------------------------------------------------------------------------------------------------------------
Emerging Markets                                               0                      0                 140
-----------------------------------------------------------------------------------------------------------------
Global Bond                                                    0                      0                  62
-----------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                          0                      0                  54
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                            3,411,677                  4,252                  96
-----------------------------------------------------------------------------------------------------------------
Growth                                               183,891,450                275,936                 150
-----------------------------------------------------------------------------------------------------------------
High Yield Bond                                                0                      0                  58
-----------------------------------------------------------------------------------------------------------------
Income Opportunities                                           0                      0                  76
-----------------------------------------------------------------------------------------------------------------
International Opportunity                                      0                      0                  61
-----------------------------------------------------------------------------------------------------------------
Larger-Cap Value                                       1,758,402                  2,317                  75
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                       132,339,370                205,091                  70
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value                                         36,428,588                 47,121                  47
-----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                              32,775,361                213,924                  76
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                  0                      0                   4
-----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                 0                      0                 314
-----------------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                              0                      0                 269
-----------------------------------------------------------------------------------------------------------------




     * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below.

                TABLE 6. SECURITIES OF REGULAR BROKERS OR DEALERS


                                                                                       VALUE OF SECURITIES OWNED AT
FUND                                                       ISSUER                          END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------
Balanced
-------------------------------------------------------------------------------------------------------------------
Cash Management
-------------------------------------------------------------------------------------------------------------------
Core Equity
-------------------------------------------------------------------------------------------------------------------
Davis New York Venture
-------------------------------------------------------------------------------------------------------------------
Diversified Bond
-------------------------------------------------------------------------------------------------------------------
Diversified Equity Income
-------------------------------------------------------------------------------------------------------------------
Dynamic Equity
-------------------------------------------------------------------------------------------------------------------
Emerging Markets
-------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 35

                                                                                       VALUE OF SECURITIES OWNED AT
FUND                                                       ISSUER                          END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------
Global Bond
-------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
Growth
-------------------------------------------------------------------------------------------------------------------
High Yield Bond
-------------------------------------------------------------------------------------------------------------------
Income Opportunities
-------------------------------------------------------------------------------------------------------------------
International Opportunity
-------------------------------------------------------------------------------------------------------------------
Larger-Cap Value
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index
-------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
-------------------------------------------------------------------------------------------------------------------
Smaller-Cap Value
-------------------------------------------------------------------------------------------------------------------



* Subsequent to Aug. 31, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table.

     TABLE 7. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES


                                                                              PERCENT OF
                                                                               AGGREGATE
                                                    AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                      DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                    AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                   COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                       NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                          BROKER      AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
                      ---------------------------------------------------------------------------------------------
FUND                                                  2009                                     2008         2007
-------------------------------------------------------------------------------------------------------------------
Balanced              None                 --           --           --           --           $ 0          $  0
-------------------------------------------------------------------------------------------------------------------
Cash Management       None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Core Equity           None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Davis New York        None                 --           --           --           --             0             0
  Ventures
-------------------------------------------------------------------------------------------------------------------
Diversified Bond      None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Diversified Equity    None                 --           --           --           --             0             0
  Income
-------------------------------------------------------------------------------------------------------------------
Dynamic Equity        None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Emerging Markets      None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 36

                                                                              PERCENT OF
                                                                               AGGREGATE
                                                    AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                      DOLLAR                   AMOUNT OF      DOLLAR       DOLLAR
                                                    AMOUNT OF    PERCENT OF  TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                   COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                       NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                          BROKER      AFFILIATION     BROKER    COMMISSIONS   COMMISSIONS     BROKER       BROKER
                      ---------------------------------------------------------------------------------------------
FUND                                                  2009                                     2008         2007
-------------------------------------------------------------------------------------------------------------------
Global Bond           None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Global Inflation      None                 --           --           --           --             0             0
  Protected
  Securities
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid     Gabelli             (1)            0           --           --             0           112
  Cap Value           Company
-------------------------------------------------------------------------------------------------------------------
Growth                None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
High Yield Bond       None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
Income Opportunities  None                 --           --           --           --             0             0
-------------------------------------------------------------------------------------------------------------------
International         None                 --           --           --           --             0             0
  Opportunity
-------------------------------------------------------------------------------------------------------------------
Larger-Cap Value      None                 --           --           --           --                           0
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth        None                 --           --           --           --                           0
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value         None                 --           --           --           --                           0
-------------------------------------------------------------------------------------------------------------------
Partners Small Cap    Goldman Sachs       (2)            0           --           --             0             0
  Value
                      ---------------------------------------------------------------------------------------------
                      Legg Mason          (3)            0           --           --                           0
                      Wood Walker,
                      Inc.
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index         None                 --           --           --           --                           0
-------------------------------------------------------------------------------------------------------------------
Short Duration U.S.   None                 --           --           --           --                           0
  Government
-------------------------------------------------------------------------------------------------------------------
Smaller-Cap Value     None                 --           --           --           --            --            --
-------------------------------------------------------------------------------------------------------------------



   (1) Affiliate of GAMCO Asset Management, Inc., a former subadviser, terminated Sept. 29, 2006.

   (2) Affiliate of Goldman Sachs Management L.P., a former subadviser, terminated April 24, 2006.

   (3) Affiliate of Royce & Associates, LLC., a former subadviser, terminated April 24, 2006.

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. All expenses of a fund, including the management fee, administrative services fee and distribution fees, as applicable, are accrued daily and taken into account for purposes of determining NAV.

                          TABLE 8. VALUING FUND SHARES


FUND                                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------------
Balanced
----------------------------------------------------------------------------------------------------------------
Cash Management
----------------------------------------------------------------------------------------------------------------
Core Equity
----------------------------------------------------------------------------------------------------------------
Davis New York Venture
----------------------------------------------------------------------------------------------------------------
Diversified Bond
----------------------------------------------------------------------------------------------------------------
Diversified Equity Income
----------------------------------------------------------------------------------------------------------------
Dynamic Equity
----------------------------------------------------------------------------------------------------------------
Emerging Markets
----------------------------------------------------------------------------------------------------------------
Global Bond
----------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value
----------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 37

FUND                                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE OF ONE SHARE
----------------------------------------------------------------------------------------------------------------
Growth
----------------------------------------------------------------------------------------------------------------
High Yield Bond
----------------------------------------------------------------------------------------------------------------
Income Opportunities
----------------------------------------------------------------------------------------------------------------
International Opportunity
----------------------------------------------------------------------------------------------------------------
Larger-Cap Value
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth
----------------------------------------------------------------------------------------------------------------
Mid Cap Value
----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value
----------------------------------------------------------------------------------------------------------------
S&P 500 Index
----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
----------------------------------------------------------------------------------------------------------------
Smaller-Cap Value
----------------------------------------------------------------------------------------------------------------


FOR FUNDS OTHER THAN MONEY MARKETS FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the "Exchange"):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Typically short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 38
at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such portfolio holdings will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website.

In addition, the investment manager makes publicly available information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and Seligman.com for Seligman funds) as of month-end, approximately ten (10) days following the month-end. In addition to the monthly top ten holdings and the portfolio holdings information made available on the SEC website as part of a fund's annual, semi-annual and fiscal quarter filings, the investment manager also publishes on websites each fund's full portfolio holdings (including name and percentage of a

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 39
fund's assets invested in each such holding) as of the end of each calendar quarter. This full list of portfolio holdings is made available approximately thirty (30) days following the end of each calendar quarter.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the websites or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Bowne, Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (such as Risk Metrics), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Merrill Lynch & Co., and Morgan Stanley) and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

In connection with a proposed acquisition by RiverSource Investments' parent company, Ameriprise Financial, of certain asset management-related businesses operated by subsidiary companies of the Bank of America Corporation (BAC), RiverSource Investments may share certain of the funds' portfolio holdings information with select personnel of these BAC subsidiary companies as part of the overall integration efforts with RiverSource Investments. Disclosures are subject to confidentiality obligations and were approved by the PHC and the funds' Chief Compliance Officer.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds'


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 40
investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 41

Board or the Proxy Team (as defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 42

INVESTING IN A FUND

PURCHASING SHARES
As a contract owner or participant in a Qualified Plan, you may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract or contributing to a Qualified Plan and making allocations to one or more Funds. Your purchase price will be the next NAV calculated after your request is received in good order by the Fund, a participating insurance company or Qualified Plan sponsor.

If you own a Contract or participate in a Qualified Plan, see your Contract prospectus or Qualified Plan disclosure documents for further information concerning allocations to the Funds, minimum and maximum payments and submission and acceptance of your application.

TRANSFERRING/SELLING SHARES
There is no sales charge associated with the purchase of fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to your Contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in your Account investing in shares of the fund to one or more of the other Accounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to your Account. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the fund or an authorized insurance company.

A fund will sell any shares presented by the shareholders Accounts of participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the distributor for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus or Qualified Plan disclosure documents.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and the distributor of the fund reserve the right to reject any business, in their sole discretion.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 43

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

                         TABLE 9. CAPITAL LOSS CARRYOVER


                                              Total           Amount          Amount          Amount          Amount
                                           capital loss    expiring in     expiring in     expiring in     expiring in
FUND                                        carryovers         2009            2010            2011            2012
-----------------------------------------------------------------------------------------------------------------------
Balanced
-----------------------------------------------------------------------------------------------------------------------
Cash Management
-----------------------------------------------------------------------------------------------------------------------
Core Equity
-----------------------------------------------------------------------------------------------------------------------
Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond
-----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income
-----------------------------------------------------------------------------------------------------------------------
Dynamic Equity
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets
-----------------------------------------------------------------------------------------------------------------------
Global Bond
-----------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------
Growth
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond
-----------------------------------------------------------------------------------------------------------------------
Income Opportunities
-----------------------------------------------------------------------------------------------------------------------
International Opportunity
-----------------------------------------------------------------------------------------------------------------------
Larger-Cap Value
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index
-----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
-----------------------------------------------------------------------------------------------------------------------
Smaller-Cap Value
-----------------------------------------------------------------------------------------------------------------------
                                              Amount          Amount          Amount          Amount          Amount
                                           expiring in     expiring in     expiring in     expiring in     expiring in
FUND                                           2013            2014            2015            2016            2017
-----------------------------------------------------------------------------------------------------------------------
Balanced
-----------------------------------------------------------------------------------------------------------------------
Cash Management
-----------------------------------------------------------------------------------------------------------------------
Core Equity
-----------------------------------------------------------------------------------------------------------------------
Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond
-----------------------------------------------------------------------------------------------------------------------
Diversified Equity Income
-----------------------------------------------------------------------------------------------------------------------
Dynamic Equity
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets
-----------------------------------------------------------------------------------------------------------------------
Global Bond
-----------------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------
Growth
-----------------------------------------------------------------------------------------------------------------------
High Yield Bond
-----------------------------------------------------------------------------------------------------------------------
Income Opportunities
-----------------------------------------------------------------------------------------------------------------------
International Opportunity
-----------------------------------------------------------------------------------------------------------------------
Larger-Cap Value
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------
Partners Small Cap Value
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Index
-----------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
-----------------------------------------------------------------------------------------------------------------------
Smaller-Cap Value
-----------------------------------------------------------------------------------------------------------------------



TAXES

Each Fund other than RiverSource Variable Portfolio -- Cash Management Fund, RiverSource Variable Portfolio -- Core Bond Fund, RiverSource Variable Portfolio -- Diversified Bond Fund, RiverSource Variable Portfolio -- Emerging Markets Fund, RiverSource Variable Portfolio -- Global Bond Fund, RiverSource Variable Portfolio -- Global Inflation Protected Securities Fund, RiverSource Variable Portfolio -- High Yield Bond Fund, RiverSource Variable
Portfolio -- Income Opportunities Fund, RiverSource Variable
Portfolio -- International Opportunity Fund and RiverSource Variable
Portfolio -- Short Duration U.S. Government Fund (the "non-RIC Funds") intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code. Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund other than the non-RIC Funds intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e.

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 44
certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Each non-RIC Fund other than the RiverSource Variable Portfolio -- Core Equity Fund will be treated as a partnership for federal income purposes. A partnership is not subject to U.S. federal income tax itself, although it must file an annual information return. Rather, each partner of a partnership, in computing its federal income tax liability for a taxable year, is required to take into account its allocable share of the Fund's items of income, gain, loss, deduction or credit for the taxable year of the Fund ending within or with the taxable year of the partner, regardless of whether such partner has received or will receive corresponding distributions from the Fund.

The RiverSource Variable Portfolio -- Core Equity Fund will be treated as an entity disregarded from its owner for federal income tax purposes (a so-called "disregarded entity"). A disregarded entity itself is not subject to U.S. federal income tax nor to any annual tax return filing requirements.

The non-RIC Funds will not need to make distributions to their shareholders to preserve their tax status.

The Funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their "separate accounts" which hold shares in the Fund to qualify for special tax treatment described below. Under a
Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the Fund's total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. In addition, no more than 55% of the assets of the separate account which owns shares in the Fund, including the separate account's proportionate share of the assets of the Fund, can be in cash, cash items, Government securities and securities of other regulated investment companies pursuant to Sec 817(h) of the Code. For purposes of the latter diversification requirement, the Fund's beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the Fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The Funds intend to meet such requirements.

The Funds other than the non-RIC Funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a Fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The partners or owners in non-RIC Funds may similarly be subject to U.S. taxes resulting from holdings in a PFIC. To the extent possible, such non-RIC Funds may similarly make an election to mark to market any PFIC stock.

Income earned by a Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 45

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a monthly fee based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

         TABLE 10. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE


                                                                                           DAILY RATE ON
                                                     ASSETS      ANNUAL RATE AT          LAST DAY OF MOST
FUND                                               (BILLIONS)   EACH ASSET LEVEL       RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------
Balanced                                          First $1.0          0.530%
                                                  Next 1.0            0.505
                                                  Next 1.0            0.480
                                                  Next 3.0            0.455
                                                  Next 1.5            0.430
                                                  Next 2.5            0.410
                                                  Next 5.0            0.390
                                                  Next 9.0            0.370
                                                  Over 24.0           0.350
---------------------------------------------------------------------------------------------------------------
Cash Management                                   First $1.0          0.330
                                                  Next 0.5            0.313
                                                  Next 0.5            0.295
                                                  Next 0.5            0.278
                                                  Next 2.5            0.260
                                                  Next 1.0            0.240
                                                  Next 1.5            0.220
                                                  Next 1.5            0.215
                                                  Next 1.0            0.190
                                                  Next 5.0            0.180
                                                  Next 5.0            0.170
                                                  Next 4.0            0.160
                                                  Over 24.0           0.150
---------------------------------------------------------------------------------------------------------------
Diversified Bond                                  First $1.0          0.480
                                                  Next 1.0            0.455
                                                  Next 1.0            0.430
                                                  Next 3.0            0.405
                                                  Next 1.5            0.380
                                                  Next 1.5            0.365
                                                  Next 1.0            0.360
                                                  Next 5.0            0.350
                                                  Next 5.0            0.340
                                                  Next 4.0            0.330
                                                  Next 26.0           0.310
                                                  Over 50.0           0.290
---------------------------------------------------------------------------------------------------------------
Core Equity                                       All                 0.400
---------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 46

                                                                                           DAILY RATE ON
                                                     ASSETS      ANNUAL RATE AT          LAST DAY OF MOST
FUND                                               (BILLIONS)   EACH ASSET LEVEL       RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------
Davis New York Venture                            First $0.5          0.730
                                                  Next 0.5            0.705
                                                  Next 1.0            0.680
                                                  Next 1.0            0.655
                                                  Next 3.0            0.630
                                                  Over 6.0            0.600
---------------------------------------------------------------------------------------------------------------
Diversified Equity Income                         First $1.0          0.600        Diversified Equity Income -
Dynamic Equity                                    Next 1.0            0.575              Dynamic Equity -
Growth                                            Next 1.0            0.550                  Growth -
Larger-Cap Value                                  Next 3.0            0.525             Larger-Cap Value -
                                                  Next 1.5            0.500
                                                  Next 2.5            0.485
                                                  Next 5.0            0.470
                                                  Next 5.0            0.450
                                                  Next 4.0            0.425
                                                  Next 26.0           0.400
                                                  Over 50.0           0.375
---------------------------------------------------------------------------------------------------------------
Emerging Markets                                  First $0.25         1.100
                                                  Next 0.25           1.080
                                                  Next 0.25           1.060
                                                  Next 0.25           1.040
                                                  Next 1.0            1.020
                                                  Next 5.5            1.000
                                                  Next 2.5            0.985
                                                  Next 5.0            0.970
                                                  Next 5.0            0.960
                                                  Next 4.0            0.935
                                                  Next 26.0           0.920
                                                  Over 50.0           0.900
---------------------------------------------------------------------------------------------------------------
Global Bond                                       First $0.25         0.720
                                                  Next 0.25           0.695
                                                  Next 0.25           0.670
                                                  Next 0.25           0.645
                                                  Next 6.5            0.620
                                                  Next 2.5            0.605
                                                  Next 5.0            0.590
                                                  Next 5.0            0.580
                                                  Next 4.0            0.560
                                                  Next 26.0           0.540
                                                  Over 50.0           0.520
---------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities             First $1.0          0.440
                                                  Next 1.0            0.415
                                                  Next 1.0            0.390
                                                  Next 3.0            0.365
                                                  Next 1.5            0.340
                                                  Next 1.5            0.325
                                                  Next 1.0            0.320
                                                  Next 5.0            0.310
                                                  Next 5.0            0.300
                                                  Next 4.0            0.290
                                                  Next 26.0           0.270
                                                  Over 50.0           0.250
---------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 47

                                                                                           DAILY RATE ON
                                                     ASSETS      ANNUAL RATE AT          LAST DAY OF MOST
FUND                                               (BILLIONS)   EACH ASSET LEVEL       RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                       First $0.50         0.780
                                                  Next 0.50           0.755
                                                  Next 1.00           0.730
                                                  Next 1.00           0.705
                                                  Next 3.00           0.680
                                                  Over 6.00           0.650
---------------------------------------------------------------------------------------------------------------
High Yield Bond                                   First $1.0          0.590
                                                  Next 1.0            0.565
                                                  Next 1.0            0.540
                                                  Next 3.0            0.515
                                                  Next 1.5            0.490
                                                  Next 1.5            0.475
                                                  Next 1.0            0.450
                                                  Next 5.0            0.435
                                                  Next 5.0            0.425
                                                  Next 4.0            0.400
                                                  Next 26.0           0.385
                                                  Over 50.0           0.360
---------------------------------------------------------------------------------------------------------------
Income Opportunities                              First $1.0          0.610
                                                  Next 1.0            0.585
                                                  Next 1.0            0.560
                                                  Next 3.0            0.535
                                                  Next 1.5            0.510
                                                  Next 1.5            0.495
                                                  Next 1.0            0.470
                                                  Next 5.0            0.455
                                                  Next 5.0            0.445
                                                  Next 4.0            0.420
                                                  Next 26.0           0.405
                                                  Over 50.0           0.380
---------------------------------------------------------------------------------------------------------------
International Opportunity                         First $0.25         0.800
                                                  Next 0.25           0.775
                                                  Next 0.25           0.750
                                                  Next 0.25           0.725
                                                  Next 1.0            0.700
                                                  Next 5.5            0.675
                                                  Next 2.5            0.660
                                                  Next 5.0            0.645
                                                  Next 5.0            0.635
                                                  Next 4.0            0.610
                                                  Next 26.0           0.600
                                                  Over 50.0           0.570
---------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    First $1.0          0.700
Mid Cap Value                                     Next 1.0            0.675
                                                  Next 1.0            0.650
                                                  Next 3.0            0.625
                                                  Next 1.5            0.600
                                                  Next 2.5            0.575
                                                  Next 5.0            0.550
                                                  Next 9.0            0.525
                                                  Next 26.0           0.500
                                                  Over 50.0           0.475
---------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 48

                                                                                           DAILY RATE ON
                                                     ASSETS      ANNUAL RATE AT          LAST DAY OF MOST
FUND                                               (BILLIONS)   EACH ASSET LEVEL       RECENT FISCAL PERIOD
---------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                          First $0.25         0.970
                                                  Next 0.25           0.945
                                                  Next 0.25           0.920
                                                  Next 0.25           0.895
                                                  Over 1.00           0.870
---------------------------------------------------------------------------------------------------------------
S&P 500 Index                                     First $1.0          0.220
                                                  Next 1.0            0.210
                                                  Next 1.0            0.200
                                                  Next 4.5            0.190
                                                  Next 2.5            0.180
                                                  Next 5.0            0.170
                                                  Next 9.0            0.160
                                                  Next 26.0           0.140
                                                  Over 50.0           0.120
---------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                    First $1.0          0.480
                                                  Next 1.0            0.455
                                                  Next 1.0            0.430
                                                  Next 3.0            0.405
                                                  Next 1.5            0.380
                                                  Next 1.5            0.365
                                                  Next 1.0            0.340
                                                  Next 5.0            0.325
                                                  Next 5.0            0.315
                                                  Next 4.0            0.290
                                                  Next 26.0           0.275
                                                  Over 50.0           0.250
---------------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                 First $0.25         0.790
                                                  Next 0.25           0.765
                                                  Next 0.25           0.740
                                                  Next 0.25           0.715
                                                  Next 1.00           0.690
                                                  Over 2.00           0.665
---------------------------------------------------------------------------------------------------------------



Under the agreement, the management fee is paid monthly. For all funds other than Core Equity, under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board. For Core Equity, under the agreement, the fund also pays brokerage commissions and expenses properly payable by the fund, approved by the Board.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 49

For Balanced and Equity Funds, except for Core Equity and S&P 500 Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table.

                              TABLE 11. PIA INDEXES


                                                                                      FEE INCREASE OR
FUND                            PIA INDEX                                                (DECREASE)
-----------------------------------------------------------------------------------------------------
Balanced                        Lipper Balanced Funds Index
-----------------------------------------------------------------------------------------------------

Diversified Equity Income       Lipper Equity Income Funds Index
-----------------------------------------------------------------------------------------------------

Dynamic Equity                  Lipper Large-Cap Core Funds Index
-----------------------------------------------------------------------------------------------------

Emerging Markets                Lipper Emerging Markets Funds Index
-----------------------------------------------------------------------------------------------------

Davis New York Venture          Lipper Large-Cap Core Funds Index
-----------------------------------------------------------------------------------------------------

Goldman Sachs Mid Cap Value     Lipper Mid-Cap Value Funds Index
-----------------------------------------------------------------------------------------------------

Growth                          Lipper Large-Cap Growth Funds Index
-----------------------------------------------------------------------------------------------------

International Opportunity       Lipper International Large-Cap Core Funds Index
-----------------------------------------------------------------------------------------------------

Larger-Cap Value                Lipper Large-Cap Value Funds Index
-----------------------------------------------------------------------------------------------------

Mid Cap Growth                  Lipper Mid-Cap Growth Funds Index
-----------------------------------------------------------------------------------------------------

Mid Cap Value                   Lipper Mid-Cap Value Funds Index
-----------------------------------------------------------------------------------------------------

Partners Small Cap Value        Lipper Small-Cap Value Funds Index
-----------------------------------------------------------------------------------------------------

Smaller-Cap Value               Lipper Small-Cap Core Funds Index
-----------------------------------------------------------------------------------------------------



The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one share of the fund and the annualized performance of the PIA Index ("performance difference"). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

             TABLE 12. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION


--------------------------------------------------------------------------------------------------------
                   EQUITY FUNDS                                         BALANCED FUNDS
--------------------------------------------------------------------------------------------------------
 PERFORMANCE                                          PERFORMANCE
  DIFFERENCE             ADJUSTMENT RATE               DIFFERENCE              ADJUSTMENT RATE
--------------------------------------------------------------------------------------------------------
0.00% - 0.50%  0                                     0.00% - 0.50%   0
--------------------------------------------------------------------------------------------------------

0.50% - 1.00%  6 basis points times the              0.50% - 1.00%   6 basis points times the
               performance difference over 0.50%,                    performance difference over 0.50%,
               times 100 (maximum of 3 basis                         times 100 (maximum of 3 basis
               points if a 1% performance                            points if a 1% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------

1.00% - 2.00%  3 basis points, plus 3 basis points   1.00% - 2.00%   3 basis points, plus 3 basis points
               times the performance difference                      times the performance difference
               over 1.00%, times 100 (maximum 6                      over 1.00%, times 100 (maximum 6
               basis points if a 2% performance                      basis points if a 2% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------

2.00% - 4.00%  6 basis points, plus 2 basis points   2.00% - 3.00%   6 basis points, plus 2 basis points
               times the performance difference                      times the performance difference
               over 2.00%, times 100 (maximum 10                     over 2.00%, times 100 (maximum 8
               basis points if a 4% performance                      basis points if a 3% performance
               difference)                                           difference)
--------------------------------------------------------------------------------------------------------

4.00% - 6.00%  10 basis points, plus 1 basis point      3.00% or     8 basis points
               times the performance difference           more
               over 4.00%, times 100 (maximum 12
               basis points if a 6% performance
               difference)
--------------------------------------------------------------------------------------------------------

6.00% or more  12 basis points
--------------------------------------------------------------------------------------------------------





RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 50

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

TRANSITION PERIOD
The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

CHANGE IN INDEX
If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in the PIA, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates.

               TABLE 13. MANAGEMENT FEES AND NONADVISORY EXPENSES


----------------------------------------------------------------------------------------------------------------
                                                      Management Fees              Nonadvisory Expenses
----------------------------------------------------------------------------------------------------------------
FUND                                          2009      2008         2007      2009     2008        2007
----------------------------------------------------------------------------------------------------------------
Balanced                                            $ 5,660,193  $10,207,597         $  603,763  $  702,148
----------------------------------------------------------------------------------------------------------------
Cash Management                                       4,822,786    3,948,685            756,032     434,267
----------------------------------------------------------------------------------------------------------------
Core Equity                                           1,093,082    1,642,137                 64          10
----------------------------------------------------------------------------------------------------------------
Davis New York Venture                                6,684,742    4,175,080            154,845     292,709
----------------------------------------------------------------------------------------------------------------
Diversified Bond                                     20,594,612   15,781,102          1,723,001   1,465,620
----------------------------------------------------------------------------------------------------------------
Diversified Equity Income                            20,576,046   23,103,173          1,187,136   1,305,345
----------------------------------------------------------------------------------------------------------------
Dynamic Equity                                        9,714,186   20,273,195            929,172   1,446,945
----------------------------------------------------------------------------------------------------------------
Emerging Markets                                      9,687,546    8,164,229          1,701,303     876,161
----------------------------------------------------------------------------------------------------------------
Global Bond                                           9,713,843    6,973,229            746,219     622,142
----------------------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                 4,287,772    3,236,715            274,409     195,305
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                             166,318      256,311                949      (7,715)
----------------------------------------------------------------------------------------------------------------
Growth                                                2,015,754    4,008,245            265,669     287,271
----------------------------------------------------------------------------------------------------------------
High Yield Bond                                       4,734,214    6,901,243            357,818     394,044
----------------------------------------------------------------------------------------------------------------
Income Opportunities                                  4,897,354    3,617,325            427,309     250,862
----------------------------------------------------------------------------------------------------------------
International Opportunity                             7,078,303    8,874,024            620,517     719,475
----------------------------------------------------------------------------------------------------------------
Larger-Cap Value                                         72,009      152,872             31,004      53,422
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                        2,510,358    3,768,124            227,247     291,133
----------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 51

----------------------------------------------------------------------------------------------------------------
                                                      Management Fees              Nonadvisory Expenses
----------------------------------------------------------------------------------------------------------------
FUND                                          2009      2008         2007      2009     2008        2007
----------------------------------------------------------------------------------------------------------------
Mid Cap Value                                       $ 2,342,804  $ 3,056,368         $  198,692  $  227,842
----------------------------------------------------------------------------------------------------------------
Partners Small Cap Value                              9,813,595    7,915,970             82,967     (19,551)
----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                           636,430      880,002            130,130     120,025
----------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                        2,383,501    2,229,664            266,108     254,181
----------------------------------------------------------------------------------------------------------------
Smaller-Cap Value                                       692,220    1,358,098             83,715     136,488
----------------------------------------------------------------------------------------------------------------



MANAGER OF MANAGERS EXEMPTION
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For Cash Management, Diversified Bond, Global Bond, High Yield Bond and Short Duration U.S. Government funds: if the fund was to seek to rely on the order, holders of a majority of the fund's outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS
The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 15.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 52

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers.

          TABLE 14. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES


                                                          PARENT
FUND                           SUBADVISER                COMPANY               FEE SCHEDULE
-------------------------------------------------------------------------------------------------------
Davis New York    Davis Selected Advisers, LP              N/A     0.45% on the first $100 million,
                  (Davis)(a),(b)                                   reducing to
Venture           (effective April 24, 2006)                       0.25% as assets increase
-------------------------------------------------------------------------------------------------------
Emerging Markets  Threadneedle International                A      0.45% on the first $150 million,
                  Limited(a)                                       reducing to
                  (Threadneedle) (effective July 9,                0.30% as assets increase, and
                  2004)                                            subject to a performance incentive
                                                                   adjustment(c)
-------------------------------------------------------------------------------------------------------
Goldman Sachs     Goldman Sachs Asset Management, L.P.      B      0.45% on all assets
Mid Cap           (GSAM) (effective Feb. 19, 2010)
-------------------------------------------------------------------------------------------------------
International     Threadneedle(a)                           A      0.35% on the first $150 million,
                                                                   reducing to
Opportunity       (effective July 9, 2004)                         0.20% as assets increase, and
                                                                   subject to a performance incentive
                                                                   adjustment(c)
-------------------------------------------------------------------------------------------------------
Partners Small    Barrow, Hanley, Mewhinney & Strauss       C      1.00% on the first $10 million,
                                                                   reducing to
Cap Value         (BHMS)(b) (effective March 12, 2004)             0.30% as assets increase
                  -------------------------------------------------------------------------------------
                  Denver Investment Advisors LLC           N/A     0.55% on all assets
                  (Denver) (effective July 16, 2007)
                  -------------------------------------------------------------------------------------
                  Donald Smith & Co. Inc. (Donald          N/A     0.60% on the first $175 million,
                  Smith)(b)                                        reducing
                  (effective March 12, 2004)                       to 0.55% as assets increase
                  -------------------------------------------------------------------------------------
                  Turner Investment Partners, Inc.         N/A     0.50% on the first $50 million,
                  (Turner) (effective June 6, 2008)                reducing to 0.40% as assets increase
                  -------------------------------------------------------------------------------------
                  River Road Asset Management LLC          N/A     0.50% on all assets
                  (River Road) (effective April 24,
                  2006)
-------------------------------------------------------------------------------------------------------



(a) Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise Financial. Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager and an indirect partially-owned subsidiary of Ameriprise Financial.

(b) This fee is calculated based on the combined net assets subject to the subadviser's investment management.

(c) The adjustment for Threadneedle is based on the performance of one share of the fund and the change in the PIA Index described in Table 11. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points (0.12%).

  A - Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
      Financial.

  B - The Goldman Sachs Group, Inc., general partner, Goldman Sachs Global
      Holdings L.L.C., limited partner.

  C - BHMS is an independent-operating subsidiary of Old Mutual Asset
      Management.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 53

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods.

                           TABLE 15. SUBADVISORY FEES


                                                                                  SUBADVISORY FEES PAID
                                                                           -----------------------------------
FUND                                          SUBADVISER                   2009      2008         2007
--------------------------------------------------------------------------------------------------------------
Davis New York Venture       Davis                                                 2,714,658    1,860,765
--------------------------------------------------------------------------------------------------------------
Emerging Markets             Threadneedle                                         $3,663,559   $3,071,641
--------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value  GSAM(a)                                        N/A          N/A          N/A
                             ---------------------------------------------------------------------------------
                             Former subadviser: Systematic Financial                  40,382       59,588
                             Management, L.P.
                             (Sept. 29, 2006 to Feb. 19, 2010)
                             ---------------------------------------------------------------------------------
                             Former subadviser: WEDGE Capital                         39,026       59,368
                             Management, L.L.P.
                             (Sept. 29, 2006 to Feb. 19, 2010)
--------------------------------------------------------------------------------------------------------------
International Opportunity    Threadneedle                                          2,811,094    3,174,884
--------------------------------------------------------------------------------------------------------------
Partners Small Cap Value     BHMS                                                    936,632      819,207
                             ---------------------------------------------------------------------------------
                             Denver                                                1,081,799      469,441(c)
                             ---------------------------------------------------------------------------------
                             Donald Smith                                          1,213,286      964,656
                             ---------------------------------------------------------------------------------
                             Turner Investments                                      470,813(d)       N/A
                             ---------------------------------------------------------------------------------
                             River Road                                            1,159,140    1,068,635
                             ---------------------------------------------------------------------------------
                             Former subadviser: Franklin Portfolio          N/A      516,539(e)   962,173
                             Associates LLC
                             (March 12, 2004 to June 6, 2008)
--------------------------------------------------------------------------------------------------------------
Smaller-Cap Value            Former subadviser: Kenwood Capital             N/A      608,557(b) 1,002,437
                             Management LLC
                             (from Sept. 13, 1999 to Nov. 21, 2008)
--------------------------------------------------------------------------------------------------------------



   (a) The subadviser did not begin managing the fund until after the fund's fiscal year end.

   (b) For the fiscal period from Jan. 1, 2008 to Nov. 21, 2008.

   (c) For the fiscal period from July 16, 2007 to Dec. 31, 2007.

   (d) For fiscal period from June 6, 2008 to Dec. 31, 2008.

   (e) For fiscal period from Jan. 1, 2008 to June 6, 2008.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 54

PORTFOLIO MANAGERS. For all funds other than money market funds, the following table provides information about the funds' portfolio managers as of Dec. 31, 2008.

                          TABLE 16. PORTFOLIO MANAGERS


-----------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------           POTENTIAL
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)     SHARES(c)  INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Balanced          Steve Schroll
                  ------------------
                  Laton Spahr                                                                      None         (1)        (11)
                  ------------------
                  Paul Stocking
                  -----------------------------------------------------------------------------------------------------------------
                  Tom Murphy


                  --------------------------------------------------------------------------------
                  Scott Schroepfer                                                                 None         (1)        (12)
                  --------------------------------------------------------------------------------
                  Todd White


-----------------------------------------------------------------------------------------------------------------------------------
Core Equity       Dimitris Bertsimas


                  --------------------------------------------------------------------------------
                  Gina Mourtzinou

-----------------------------------------------------------------------------------------------------------------------------------
Davis New York    DAVIS:
  Venture
                  -----------------------------------------------------------------------------------------------------------------
                  Christopher C.
                  Davis


                  -----------------------------------------------------------
                  Kenneth C.                                                                       None(f)      (3)        (15)
                  Feinberg


-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond  Tom Murphy


                  --------------------------------------------------------------------------------
                  Scott Schroepfer                                                                 None         (1)        (12)
                  --------------------------------------------------------------------------------
                  Todd White


-----------------------------------------------------------------------------------------------------------------------------------
Diversified       Laton Spahr
  Equity Income   ------------------
                  Steve Schroll                                                                    None         (1)        (11)
                  ------------------
                  Paul Stocking
-----------------------------------------------------------------------------------------------------------------------------------
Dynamic Equity    Dimitris Bertsimas

                                                                                                   None         (1)        (13)
                  --------------------------------------------------------------------------------
                  Gina Mourtzinou

-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets  THREADNEEDLE:
                  -----------------------------------------------------------------------------------------------------------------
                  Julian Thompson


                  -----------------------------------------------------------
                  Jules Mort


-----------------------------------------------------------------------------------------------------------------------------------
Global Bond       Nicolas Pifer


-----------------------------------------------------------------------------------------------------------------------------------
Global Inflation  Todd White(g)
  Protected
  Securities


                  --------------------------------------------------------------------------------
                  Margaret Brandt(h)                                                               None         (1)        (12)
                  --------------------------------------------------------------------------------
                  Nicholas Pifer


-----------------------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 55

-----------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------           POTENTIAL
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)     SHARES(c)  INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs     GSAM:
  Mid Cap Value
                  -----------------------------------------------------------------------------------------------------------------



                  --------------------------------------------------------------------------------
                                                                                                   None         (4)        (18)


                  -----------------------------------------------------------------------------------------------------------------


                  ------------------                                                               None         (5)        (19)

                  ------------------

-----------------------------------------------------------------------------------------------------------------------------------

Growth            Erik J. Voss                                                                     None         (1)        (16)

-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond   Scott Schroepfer                                                                 None         (1)        (12)
-----------------------------------------------------------------------------------------------------------------------------------
Income            Brian Lavin
  Opportunities
                                                                                                   None         (1)        (12)

-----------------------------------------------------------------------------------------------------------------------------------
International     THREADNEEDLE:
  Opportunity
                  -----------------------------------------------------------------------------------------------------------------
                  Alex Lyle

                                                                                                   None         (2)        (14)
                  -----------------------------------------------------------
                  Esther Perkins

-----------------------------------------------------------------------------------------------------------------------------------
Larger-Cap Value  Neil T. Eigen

                                                                                                   None         (1)        (16)
                  -----------------------------------------------------------
                  Richard S. Rosen


-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth    John K. Schonberg                                                                None         (1)        (17)


                  -----------------------------------------------------------
                  Michael Marzolf
                  ------------------
                  Samuel Murphy
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value     Laton Spahr
                  ------------------
                  Steve Schroll                                                                    None         (1)        (11)
                  ------------------
                  Paul Stocking
-----------------------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 56

-----------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ------------------------------------------------------------           POTENTIAL
                                                               APPROXIMATE         PERFORMANCE     OWNERSHIP CONFLICTS   STRUCTURE
                                         NUMBER AND TYPE        TOTAL NET             BASED         OF FUND      OF         OF
FUND               PORTFOLIO MANAGER      OF ACCOUNT(a)           ASSETS           ACCOUNTS(b)     SHARES(c)  INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small    BHMS:
  Cap Value
                  -----------------------------------------------------------------------------------------------------------------
                  James S. McClure
                  ------------------                                                               None         (6)        (20)
                  John P. Harloe
                  -----------------------------------------------------------------------------------------------------------------
                  DENVER:
                  -----------------------------------------------------------------------------------------------------------------
                  Kris Herrick

                  -----------------------------------------------------------
                  Troy Dayton                                                                      None         (7)        (21)
                  ------------------
                  Mark Adelmann
                  ------------------
                  Derek Anguilm
                  -----------------------------------------------------------------------------------------------------------------
                  DONALD SMITH:
                  -----------------------------------------------------------------------------------------------------------------
                  Donald G. Smith


                  Richard L.
                  Greenberg
                  -----------------------------------------------------------------------------------------------------------------
                  TURNER:
                  -----------------------------------------------------------------------------------------------------------------
                  David Kovacs


                  -----------------------------------------------------------
                  Jennifer K. Clark                                                                None         (9)        (23)


                  -----------------------------------------------------------------------------------------------------------------
                  RIVER ROAD:
                  -----------------------------------------------------------------------------------------------------------------
                  James C. Shircliff
                  ------------------
                  Henry W. Sanders                                                                 None         (10)       (24)
                  -----------------------------------------------------------
                  R. Andrew Beck


-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index     Dimitris Bertsimas                                                               None


                  ------------------------------------------------------------------------------------------
                  Georgios                                                                         None
                  Vetoulis(h)

-----------------------------------------------------------------------------------------------------------------------------------
Short Duration    Todd White
  U.S.
  Government

                                                                                                   None         (1)        (12)
                  --------------------------------------------------------------------------------
                  John McColley(h)
-----------------------------------------------------------------------------------------------------------------------------------

Smaller-Cap       Neil T. Eigen
  Value


                  -----------------------------------------------------------
                  Richard S. Rosen                                                                 None         (1)        (16)


-----------------------------------------------------------------------------------------------------------------------------------



(a) RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

(d) Reflects each wrap program sponsor as a single client, rather than counting each participant in the program as a separate client.

(e)   Primarily managed money/wrap accounts.

(f) Neither Christopher Davis nor Kenneth Feinberg own any shares of Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(g) The portfolio manager began managing the fund after its last fiscal year end; therefore reporting information is as of Jan. 31, 2009.

(h) The portfolio manager began managing the fund after its last fiscal year end; therefore reporting information is as of March 31, 2009.

POTENTIAL CONFLICTS OF INTEREST
(1) RIVERSOURCE: RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 57
        investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) THREADNEEDLE: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

        Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3) DAVIS: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:
        - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.
        - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.
        - With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.
        - Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 58
          intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(4)

(5)

(6) BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(7) DENVER: Denver Investment Advisors LLC ("Denver Investments") has adopted policies and procedures that address potential conflicts of interest that may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account, such as conflicts relating to the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, personal investing activities, structure of portfolio manager compensation. While there is no guarantee that such policies and procedures will be effective in all cases, Denver Investments believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been reasonably designed.

(8) DONALD SMITH: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

        Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

        Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(9) TURNER: As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV,
        Part II for a description of some of its policies and procedures in this regard.

(10)    RIVER ROAD: Portfolio managers at River Road Asset Management (River
        Road) may manage one or more mutual funds as well as other types of accounts, including separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, River Road monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics.

        River Road has a fiduciary responsibility to all of the clients for which it manages accounts. River Road seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. River Road has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

STRUCTURE OF COMPENSATION

(11)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 59
        assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(12)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(13)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

   (14) THREADNEEDLE: To align the interests of our investment staff with those of our clients the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan ("EIP") linked to measures of Threadneedle's corporate success. Threadneedle believes this encourages longevity of service.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 60

      The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.

      The split of the profit share focuses on three key areas of success:

      - Performance of own funds and research recommendations,

      - Performance of all portfolios in the individual's team,

      - Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.

      Consideration of the individual's general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:

      - Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,

      - Intra-team discussion, stock research and investment insights,

      - Marketing support, including written material and presentations.

      It is important to appreciate that in order to maximize an individual's rating and hence their profit share, they need to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to the team and wider investment department. This structure is closely aligned with the Threadneedle's investment principles of sharing ideas and effective communication.

   (15) DAVIS: Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

        Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(16)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(17)    RIVERSOURCE: Portfolio manager compensation is typically comprised of
        (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 61
        mutual funds managed by the Team. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(18)

(19)

   (20) BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semiannually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

        The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

   (21) DENVER: Denver Investments is a limited liability company with "members" or "partners" as the owners of the firm. As a portfolio manager and partner of Denver Investments, the primary compensation comes from a base salary and a predetermined percentage of distributed profit. New business marketing incentives are generally paid to marketing personnel, but at times portfolio managers who help open new institutional accounts with an ongoing service role may also receive an incentive based on expected revenue. Additionally, the management committee of Denver Investments may award an incentive compensation bonus to partners who significantly exceed expectations over an extended period. The criteria for the incentive compensation pool, while generally not directly tied to performance, include the following factors: performance, growth, and/or retention of assets, profitability, and intangibles. There is a composite of similarly managed accounts for each investment style at Denver Investments, and the fund is included in the appropriate composite. The performance criteria emphasizes pre-tax long-term (3-5 years when available) results of the composites combined with the specific partner's "buy list" for that investment style where applicable, rather than specific fund results.

   (22) DONALD SMITH: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(23) TURNER: Investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Compensation for investment professionals is tied to the performance of all accounts within the relevant composite. Turner evaluates investment professionals' performance over multiple time frames, including 1, 3, 5 year and since inception, relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

        The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. Robert E. Turner, CFA, chairman and chief investment officer, and David Kovacs, CFA, chief investment officer, quantitative strategies is responsible for setting base salaries, bonus targets, and making all subjective judgments related to the compensation for Turner's Quantitative Equity Team members.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 62

   (24) RIVER ROAD: River Road's portfolio managers currently receive an annual fixed base salary plus potential incentive compensation up to a pre-determined fixed percentage rate of base salary. Incentive compensation is based on multiple factors, including risk-adjusted 3- and 5-year performance for the strategy composite, versus peer group and benchmark indices. Composite performance criteria are not applied independently for the Fund, but are assumed to be encompassed among the like managed accounts in the strategy composite. Additionally, each portfolio manager owns a significant equity interest in the firm and, as such, participates in overall firm profits.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 63

ADMINISTRATIVE SERVICES

FOR FUNDS OTHER THAN CORE EQUITY
Each fund, except for Core Equity (which is closed to new investors), has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:

            TABLE 17. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE


                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    -------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     12,000,000,000    $12,000,000,001 +
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                          0.080%            0.075%            0.070%             0.060%             0.050%
Global Bond
International Opportunity
Partners Small Cap Value
Smaller-Cap Value
-------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                          0.070%            0.065%            0.060%             0.050%             0.040%
Global Inflation Protected
  Securities
High Yield Bond
Income Opportunities
Short Duration U.S. Government
-------------------------------------------------------------------------------------------------------------------------------
Balanced                                  0.060%            0.055%            0.050%             0.040%             0.030%
Cash Management
Davis New York Venture
Diversified Equity Income
Dynamic Equity
Goldman Sachs Mid Cap Value
Growth
Larger-Cap Value
Mid Cap Growth
Mid Cap Value
S&P 500 Index
-------------------------------------------------------------------------------------------------------------------------------




The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period.

                          TABLE 18. ADMINISTRATIVE FEES


-----------------------------------------------------------------------------------------------------
                                                          Administrative Services Fees
                                                                     Paid In               Daily rate
---------------------------------------------------------------------------------------    applied to
FUND                                                     2009      2008         2007      fund assets
-----------------------------------------------------------------------------------------------------
Balanced                                                        $  742,180   $1,046,093
-----------------------------------------------------------------------------------------------------
Cash Management                                                    819,350      678,873
-----------------------------------------------------------------------------------------------------
Davis New York Venture                                             502,656      354,756
-----------------------------------------------------------------------------------------------------
Diversified Bond                                                 2,732,326    2,137,262
-----------------------------------------------------------------------------------------------------
Diversified Equity Income                                        1,768,738    1,941,348
-----------------------------------------------------------------------------------------------------
Dynamic Equity                                                   1,177,281    1,763,984
-----------------------------------------------------------------------------------------------------
Emerging Markets                                                   657,275      575,282
-----------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value                                         11,240       18,530
-----------------------------------------------------------------------------------------------------
Global Bond                                                      1,101,169      790,122
-----------------------------------------------------------------------------------------------------
Global Inflation Protected Securities                              658,123      503,285
-----------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 64

-----------------------------------------------------------------------------------------------------
                                                          Administrative Services Fees
                                                                     Paid In               Daily rate
---------------------------------------------------------------------------------------    applied to
FUND                                                     2009      2008         2007      fund assets
-----------------------------------------------------------------------------------------------------
Growth                                                             270,442      389,898
-----------------------------------------------------------------------------------------------------
High Yield Bond                                                 $  546,559   $  781,583
-----------------------------------------------------------------------------------------------------
Income Opportunities                                               546,859      410,104
-----------------------------------------------------------------------------------------------------
International Opportunity                                          674,285      972,158
-----------------------------------------------------------------------------------------------------
Larger-Cap Value                                                     9,071       15,635
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                                                     259,156      385,269
-----------------------------------------------------------------------------------------------------
Mid Cap Value                                                      191,902      251,524
-----------------------------------------------------------------------------------------------------
Partners Small Cap Value                                           793,172      637,920
-----------------------------------------------------------------------------------------------------
S&P 500 Index                                                      173,568      239,995
-----------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                     347,387      325,157
-----------------------------------------------------------------------------------------------------
Smaller-Cap Value                                                   89,242      159,701
-----------------------------------------------------------------------------------------------------




TRANSFER AGENCY SERVICES

FOR FUNDS OTHER THAN CORE EQUITY
Each fund, other than Core Equity (which is closed to new investors), has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

RiverSource Fund Distributors, Inc. ("RiverSource Fund Distributors" or the "distributor"), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, an indirect wholly-owned subsidiary of RiverSource Investments, LLC, is the funds' principal underwriter and distributor. Prior to May 2009, RiverSource Distributors, Inc. served as the funds' principal underwriter and distributor. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION

FOR FUNDS OTHER THAN CORE EQUITY
To help defray the cost of distribution and servicing, each fund, other than Core Equity (which is closed to new investors), approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with RiverSource Distributors. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% on Class 2 shares and 0.125% on Class 3 shares. These fees are not applicable to Class 1 shares of the fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.

The Plan must be approved annually by the Board, including a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the fund (Independent Directors), if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of the Independent Directors of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by RiverSource

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 65

Distributors. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Independent Directors of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of the Independent Directors is the responsibility of the other the Independent Directors. Independent Directors do not have any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund, other than Core Equity, paid 12b-1 fees as shown in the following table.

                              TABLE 19. 12B-1 FEES


FUND                                                                Fees paid during last fiscal year
-----------------------------------------------------------------------------------------------------
Balanced
-----------------------------------------------------------------------------------------------------
Cash Management
-----------------------------------------------------------------------------------------------------
Davis New York Venture
-----------------------------------------------------------------------------------------------------
Diversified Bond
-----------------------------------------------------------------------------------------------------
Diversified Equity Income
-----------------------------------------------------------------------------------------------------
Dynamic Equity
-----------------------------------------------------------------------------------------------------
Emerging Markets
-----------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value
-----------------------------------------------------------------------------------------------------
Global Bond
-----------------------------------------------------------------------------------------------------
Global Inflation Protected Securities
-----------------------------------------------------------------------------------------------------
Growth
-----------------------------------------------------------------------------------------------------
High Yield Bond
-----------------------------------------------------------------------------------------------------
Income Opportunities
-----------------------------------------------------------------------------------------------------
International Opportunity
-----------------------------------------------------------------------------------------------------
Larger-Cap Value
-----------------------------------------------------------------------------------------------------
Mid Cap Growth
-----------------------------------------------------------------------------------------------------
Mid Cap Value
-----------------------------------------------------------------------------------------------------
Partners Small Cap Value
-----------------------------------------------------------------------------------------------------
S&P 500 Index
-----------------------------------------------------------------------------------------------------
Short Duration U.S. Government
-----------------------------------------------------------------------------------------------------
Smaller-Cap Value
-----------------------------------------------------------------------------------------------------


CUSTODIAN SERVICES

The fund's securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan in other financial institutions as permitted by law and by the fund's custodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Director, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 66

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The funds' headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

               TABLE 20. FUND HISTORY TABLE FOR RIVERSOURCE FUNDS

                                                                                                             FISCAL
                                                   DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                            ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES, INC.(2)              4/29/81, 4/8/86(1)                Corporation       NV/MN       7/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                                      2/16/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                               6/19/03                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities                          3/4/04                                                  No
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                              6/19/03                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 67

                                                                                                             FISCAL
                                                   DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                            ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
4/7/86                                                             Business
                                                                     Trust          MA          8/31(10)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund                              8/18/86                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIMENSIONS SERIES, INC.           2/20/68, 4/8/86(1)                Corporation       NV/MN       7/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap                           5/18/06                                                Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                             2/16/06                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIVERSIFIED INCOME SERIES,        6/27/74, 4/8/86(1)
  INC.(2)                                                                       Corporation       NV/MN       8/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund(3)                                10/3/74                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE EQUITY SERIES, INC.               3/18/57, 4/8/86(1)                Corporation       NV/MN       11/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund(4)                                  6/4/57                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL SERIES, INC.                    10/28/88                     Corporation        MN         10/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and                            6/15/06                                                Yes
  Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                              2/16/06                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                                        3/20/89                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets Fund(4), (5),                        11/13/96                                                Yes
  (11)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Fund(5), (6),                            5/29/90                                                Yes
  (11)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity Income Fund                              8/1/08                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Extended Alpha Fund                             8/1/08                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.         3/12/85                      Corporation        MN         5/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S. Government                          8/19/85                                                Yes
  Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund                           2/14/02                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT MONEY MARKET FUND,          6/29/76          1/31/77                                                Yes
  INC.(17)                                                                      Corporation        MD         12/31
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.         8/17/83                      Corporation        MN         5/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund(3)                                 12/8/83                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME SERIES, INC.               2/10/45; 4/8/86(1)                Corporation       NV/MN      1/31(7)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income                             2/16/06                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income                          2/16/06                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income                          2/16/06                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL MANAGERS SERIES,          5/9/01
  INC.(2)                                                                       Corporation        MN         10/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select                           9/28/01                                                Yes
  Growth Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Select                           9/28/01                                                Yes
  Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International Small                            10/3/02                                                Yes
  Cap Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL SERIES, INC.(2)          7/18/84                      Corporation        MN         10/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International                               5/18/06                                                Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Asia Pacific Fund                                      7/15/09                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity Fund(5), (11)                          6/26/00                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                             11/15/84                                                Yes
  Fund(4), (5), (11)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT SERIES, INC.           1/18/40; 4/8/86(1)                Corporation       NV/MN       9/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                                        4/16/40                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth                            5/17/07                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value                             8/1/08                                                 Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income Fund                         10/15/90                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Value Fund                                      2/14/02                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP SERIES, INC.(2)         5/21/70, 4/8/86(1)                Corporation       NV/MN       7/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund(4)                              4/24/03                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MANAGERS SERIES, INC.(2)               3/20/01                      Corporation        MN         5/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth                              4/24/03                                                Yes
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                              6/18/01                                                Yes
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 68

                                                                                                             FISCAL
                                                   DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                            ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Select Value Fund(11)
                                                    3/8/02                                                     Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Equity                               3/8/02                                                 Yes
  Fund(4), (11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                                6/18/01                                                Yes
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.          8/25/89                      Corporation        MN         1/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative                          3/4/04                                                 Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                              3/4/04                                                 Yes
  Conservative Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate Fund                         3/4/04                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                              3/4/04                                                 Yes
  Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Aggressive                            3/4/04                                                 Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total Equity                          3/4/04                                                 Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index Fund                                     10/25/99                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index Fund                                8/19/96                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MONEY MARKET SERIES, INC.         8/22/75; 4/8/86(1)                Corporation       NV/MN       7/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management Fund                                    10/6/75                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SECTOR SERIES, INC.                    3/25/88                      Corporation        MN         6/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund(8)                            8/1/88                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate Fund                                        3/4/04                                                  No
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SELECTED SERIES, INC.                  10/5/84                      Corporation        MN         3/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                              4/22/85                                                 No
  Fund(9)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SERIES TRUST(14)                       1/27/06                    Business Trust       MA         4/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund                          10/18/07                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Recovery and Infrastructure                             2/19/09                                                 No
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                               5/18/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund                               5/18/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund                               5/18/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund                               5/18/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund                               5/18/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund                               5/18/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund                               5/18/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund                               5/18/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SHORT TERM INVESTMENTS SERIES,    4/23/68, 4/8/86(1)
  INC.(15)                                                                      Corporation       NV/MN       7/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                                    9/26/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST         4/7/86                    Business Trust       MA       8/31(10)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt Fund                               8/18/86                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt Fund                                8/18/86                                                 No
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGIC ALLOCATION SERIES,           10/9/84
  INC.(2)                                                                       Corporation        MN         9/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation Fund(4)                            1/23/85                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                             5/17/07                                                Yes
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGY SERIES, INC.                  1/24/84                      Corporation        MN         3/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value Fund                                       5/14/84                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth                               1/24/01                                                Yes
  Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT INCOME SERIES,        12/21/78; 4/8/86(1)
  INC.(2)                                                                       Corporation       NV/MN       11/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income Fund(4)                          5/7/79                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES,   2/29/80, 4/8/86(1)
  INC.(2)                                                                       Corporation       NV/MN       12/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Money Market Fund(4)                         8/5/80                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT SERIES, INC.           9/30/76, 4/8/86(1)                Corporation       NV/MN       11/30
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt Fund                           11/13/96                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 69

                                                                                                             FISCAL
                                                   DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                            ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond Fund
                                                   11/24/76                                                    Yes
-----------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE SERIES TRUST(12)              9/11/07                    Business Trust       MA         12/31
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        5/1/08                                                 Yes
  Portfolios -- Aggressive
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        5/1/08                                                 Yes
  Portfolios -- Conservative
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        5/1/08                                                 Yes
  Portfolios -- Moderate
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        5/1/08                                                 Yes
  Portfolios -- Moderately Aggressive
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        5/1/08                                                 Yes
  Portfolios -- Moderately Conservative
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                       5/1/06                                                 Yes
  Portfolio -- Fundamental Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                       2/4/04                                                 Yes
  Portfolio -- Select Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                       8/14/01                                                Yes
  Portfolio -- Small Cap Value Fund(11)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Balanced                          4/30/86                                                Yes
  Fund(4)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Cash                             10/31/81                                                Yes
  Management Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Core                              9/10/04                                                Yes
  Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                               10/13/81                                                Yes
  Portfolio -- Diversified Bond Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                                9/15/99                                                Yes
  Portfolio -- Diversified Equity Income
  Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Dynamic                          10/13/81                                                Yes
  Equity Fund(5), (16)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global                            5/1/96                                                  No
  Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global                            9/13/04                                                 No
  Inflation Protected Securities Fund(13)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- High                              5/1/96                                                 Yes
  Yield Bond Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Income                            6/1/04                                                 Yes
  Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid Cap                           5/1/01                                                 Yes
  Growth Fund(4)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid Cap                           5/2/05                                                 Yes
  Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- S&P 500                           5/1/00                                                 Yes
  Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short                             9/15/99                                                Yes
  Duration U.S. Government Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Variable Portfolio -- Growth                               9/15/99                                                Yes
  Fund(16)
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Variable Portfolio -- Larger-Cap                           02/4/04                                                Yes
  Value Fund(16)
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Variable Portfolio -- Smaller-Cap                          9/15/99                                                Yes
  Value Fund(16)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable Portfolio -- Emerging                         5/1/00                                                 Yes
  Markets Fund(4), (5), (11)
-----------------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                                               1/13/92                                                Yes
  Portfolio -- International Opportunity
  Fund(4), (5), (11)
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN CAPITAL FUND, INC.                        10/21/68         10/9/69     Corporation        MD         12/31        Yes
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION            10/8/82          6/23/83                                                Yes
  FUND, INC.                                                                    Corporation        MD         12/31
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN FRONTIER FUND, INC.                        7/9/84         12/10/84     Corporation        MD         10/31        Yes
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN GLOBAL FUND SERIES, INC.                  11/22/91                     Corporation        MD         10/31
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Fund                              9/9/92                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Fund                                     5/23/94                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN GROWTH FUND, INC.                         1/26/37          4/1/37      Corporation        MD         12/31        Yes
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN LASALLE REAL ESTATE FUND SERIES,          5/30/03
  INC.                                                                          Corporation        MD         12/31
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate                             12/29/06                                                 No
  Fund(17)
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real                           7/16/03                                                Yes
  Estate Fund(17)
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN MUNICIPAL FUND SERIES, INC.                8/8/83                      Corporation        MD         9/30
-----------------------------------------------------------------------------------------------------------------------------------
Seligman National Municipal Class                                  12/31/83                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal Class                                 12/30/83                                                 No
-----------------------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 70

                                                                                                             FISCAL
                                                   DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                            ORGANIZATION     OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
-----------------------------------------------------------------------------------------------------------------------------------
Seligman New York Municipal Class
                                                    1/3/84                                                     No
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN MUNICIPAL SERIES TRUST                    7/25/84                    Business Trust       MA         9/30
-----------------------------------------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield                           11/20/84                                                 No
  Series
-----------------------------------------------------------------------------------------------------------------------------------
Seligman California Municipal Quality                              11/20/84                                                 No
  Series
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.                           7/1/87                      Corporation        MD         12/31
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                          6/21/88                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio                                  6/21/88                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                                     6/21/88                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information                            10/11/94                                                Yes
  Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio                                5/1/96                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Portfolio                             5/3/93                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Investment Grade Fixed Income                              6/21/88                                                Yes
  Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                                  5/1/98                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio                                5/1/98                                                 Yes
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN TARGETHORIZON ETF PORTFOLIOS,              7/6/05
  INC.                                                                          Corporation        MD         9/30
-----------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2015                                            10/3/05                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2025                                            10/3/05                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2035                                            10/2/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund 2045                                            10/2/06                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman TargETFund Core                                            10/3/05                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN VALUE FUND SERIES, INC.                   1/27/97                      Corporation        MD         12/31
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Fund                                       4/25/97                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Fund                                     4/25/97                                                Yes
-----------------------------------------------------------------------------------------------------------------------------------


   * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.

  ** If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.

 (1) Date merged into a Minnesota corporation incorporated on April 8, 1986.

 (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

 (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio -- Bond Fund changed its name to Variable Portfolio -- Diversified Bond Fund, Variable Portfolio -- Extra Income Fund changed its name to Variable Portfolio -- High Yield Bond Fund and Variable Portfolio -- Federal Income Fund changed its name to Variable
     Portfolio -- Short Duration U.S. Government Fund.

 (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio -- Equity Select Fund changed its name to Variable Portfolio -- Mid Cap Growth Fund, Variable Portfolio -- Threadneedle Emerging Markets Fund changed its name to Variable Portfolio -- Emerging Markets Fund, Variable Portfolio -- Threadneedle International Fund changed its name to Variable Portfolio -- International Opportunity Fund, and Variable Portfolio -- Managed Fund changed its name to Variable
     Portfolio -- Balanced Fund.

 (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio -- Capital Resource Fund changed its name to Variable Portfolio -- Large Cap Equity Fund, Variable Portfolio -- Emerging Markets Fund changed its name to Variable Portfolio -- Threadneedle Emerging Markets Fund and Variable
     Portfolio -- International Fund changed its name to Variable
     Portfolio -- Threadneedle International Fund.

 (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 71

 (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.

 (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

 (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.

(10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.

(11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable Portfolio -- Fundamental Value Fund changed its name to RiverSource Partners Variable
     Portfolio -- Fundamental Value Fund; RiverSource Variable
     Portfolio -- Select Value Fund changed its name to RiverSource Partners Variable Portfolio -- Select Value Fund; and RiverSource Variable
     Portfolio -- Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio -- Small Cap Value Fund.

(12) Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.

(13) Effective June 8, 2005, Variable Portfolio -- Inflation Protected Securities Fund changed its name to Variable Portfolio -- Global Inflation Protected Securities Fund.

(14) Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.

(15) Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.

(16) Effective May 1, 2009, RiverSource Variable Portfolio -- Growth Fund changed its name to Seligman Variable Portfolio -- Growth Fund, RiverSource Variable Portfolio -- Large Cap Equity Fund changed its name to RiverSource Variable Portfolio -- Dynamic Equity Fund, RiverSource Variable
     Portfolio -- Large Cap Value Fund changed its name to Seligman Variable Portfolio -- Larger-Cap Value Fund, and RiverSource Variable
     Portfolio -- Small Cap Advantage Fund changed its name to Seligman Variable Portfolio -- Smaller-Cap Value Fund.

(17) Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.; Seligman LaSalle Global Real Estate Fund changed its name to RiverSource LaSalle Global Real Estate Fund; and Seligman LaSalle Monthly Dividend Real Estate Fund changed its name to RiverSource LaSalle Monthly Dividend Real Estate Fund.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 72

     BOARD MEMBERS AND OFFICERS

     Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund's Board members. The RiverSource Family of Funds each member oversees consists of 132 funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

                               TABLE 21. BOARD MEMBERS

     INDEPENDENT BOARD MEMBERS


                           POSITION HELD                                             OTHER
                          WITH FUNDS AND                                        PRESENT OR PAST
                             LENGTH OF           PRINCIPAL OCCUPATION            DIRECTORSHIPS           COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS       (WITHIN PAST 5 YEARS)      MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member      Chief Justice, Minnesota         None                    Board Governance,
901 S. Marquette Ave.    since 1/11/06     Supreme Court, 1998-2006;                                Compliance
Minneapolis, MN 55402                      Attorney                                                 Investment Review,
Age 55                                                                                              Audit
----------------------------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member      Chair, RiverSource Family of     None                    Board Governance,
901 S. Marquette Ave.    since 1/5/99      Funds, 1999-2006; former                                 Compliance
Minneapolis, MN 55402                      Governor of Minnesota                                    Contracts,
Age 75                                                                                              Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member      President, Springboard-Partners  None                    Distribution,
901 S. Marquette Ave.    since 11/11/07    in Cross Cultural Leadership                             Investment Review,
Minneapolis, MN 55402                      (consulting company)                                     Audit
Age 55
----------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member      Trustee Professor of Economics   None                    Board Governance,
901 S. Marquette Ave.    since 11/1/04     and Management, Bentley                                  Contracts,
Minneapolis, MN 55402                      University; former Dean,                                 Investment Review
Age 59                                     McCallum Graduate School of
                                           Business, Bentley University
----------------------------------------------------------------------------------------------------------------------
Anne P. Jones            Board member      Attorney and Consultant          None                    Board Governance,
901 S. Marquette Ave.    since 3/1/85                                                               Compliance,
Minneapolis, MN 55402                                                                               Executive,
Age 75                                                                                              Investment Review,
                                                                                                    Audit
----------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member      Former Managing Director,        American Progressive    Distribution,
901 S. Marquette Ave.    since 11/1/05     Shikiar Asset Management         Insurance               Executive,
Minneapolis, MN 55402                                                                               Investment
Age 74                                                                                              Review, Audit
----------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Chair of          President Emeritus and           Valmont Industries,     Board Governance,
901 S. Marquette Ave.    the Board         Professor of Economics,          Inc. (manufactures      Compliance,
Minneapolis, MN 55402    since 1/1/07,     Carleton College                 irrigation systems)     Contracts,
Age 71                   Board member                                                               Executive,
                         since 1/1/02                                                               Investment Review
----------------------------------------------------------------------------------------------------------------------
John F. Maher            Board member      Retired President and Chief      None                    Distribution,
901 S. Marquette Ave.    since 11/7/08     Executive Officer and former                             Investment Review,
Minneapolis, MN 55402                      Director, Great Western                                  Audit
Age 66                                     Financial Corporation
                                           (financial services), 1986-1997
----------------------------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member      Director, Enterprise Asset       None                    Board Governance,
901 S. Marquette Ave.    since 11/1/04     Management, Inc. (private real                           Compliance,
Minneapolis, MN 55402                      estate and asset management                              Contracts,
Age 57                                     company)                                                 Executive,
                                                                                                    Investment Review
----------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 73

                           POSITION HELD                                             OTHER
                          WITH FUNDS AND                                        PRESENT OR PAST
                             LENGTH OF           PRINCIPAL OCCUPATION            DIRECTORSHIPS           COMMITTEE
   NAME, ADDRESS, AGE         SERVICE           DURING PAST FIVE YEARS       (WITHIN PAST 5 YEARS)      MEMBERSHIPS
----------------------------------------------------------------------------------------------------------------------
Leroy C. Richie          Board member      Counsel, Lewis & Munday, P.C.    Digital Ally, Inc.      Contracts,
901 S. Marquette Ave.    since 11/7/08     since 1987; Vice President and   (digital imaging);      Distribution,
Minneapolis, MN 55402                      General Counsel, Automotive      Infinity, Inc. (oil     Investment Review
Age 68                                     Legal Affairs, Chrysler          and gas exploration
                                           Corporation, 1990-1997           and production); OGE
                                                                            Energy Corp. (energy
                                                                            and energy services)
----------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member      Chief Executive Officer and      Idera Pharmaceuticals,  Contracts,
901 S. Marquette Ave.    since 11/13/02    Director, RiboNovix, Inc. since  Inc. (biotechnology);   Distribution,
Minneapolis, MN 55402                      2003 (biotechnology); former     Healthways, Inc.        Executive,
Age 65                                     President, Forester Biotech      (health management      Investment Review
                                                                            programs)
======================================================================================================================




BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                     POSITION
                                       HELD
                                    WITH FUNDS
                                        AND
                                     LENGTH OF      PRINCIPAL OCCUPATION             OTHER               COMMITTEE
        NAME, ADDRESS, AGE            SERVICE      DURING PAST FIVE YEARS        DIRECTORSHIPS          MEMBERSHIPS
-----------------------------------------------------------------------------------------------------------------------
William F. Truscott                Board member  President - U.S. Asset      None                  None
53600 Ameriprise Financial Center  since         Management and Chief
Minneapolis, MN 55474              11/7/01,      Investment Officer,
Age 49                             Vice          Ameriprise Financial, Inc.
                                   President     since 2005; President,
                                   since 2002    Chairman of the Board and
                                                 Chief Investment Officer,
                                                 RiverSource Investments,
                                                 LLC since 2001; Director,
                                                 President, and Chief
                                                 Executive Officer,
                                                 Ameriprise Certificate
                                                 Company since 2006;
                                                 Chairman of the Board and
                                                 Chief Executive Officer,
                                                 RiverSource Distributors,
                                                 Inc. since 2006 and of
                                                 RiverSource Fund
                                                 Distributors, Inc. since
                                                 2008; Senior Vice
                                                 President - Chief
                                                 Investment Officer,
                                                 Ameriprise Financial,
                                                 Inc., 2001-2005
=======================================================================================================================




* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds' other officers are:

                             TABLE 22. FUND OFFICERS


                                      POSITION HELD WITH FUNDS AND                  PRINCIPAL OCCUPATION
        NAME, ADDRESS, AGE                 LENGTH OF SERVICE                       DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan                President since 11/8/06             Director and Senior Vice President - Asset
172 Ameriprise Financial Center                                        Management, Products and Marketing,
Minneapolis, MN 55474                                                  RiverSource Investments, LLC and Director and
Age 44                                                                 Vice President - Asset Management, Products
                                                                       and Marketing, RiverSource Distributors, Inc.
                                                                       since 2006 and of RiverSource Fund
                                                                       Distributors, Inc. and since 2008; Managing
                                                                       Director and Global Head of Product, Morgan
                                                                       Stanley Investment Management, 2004-2006;
                                                                       President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 74

                                      POSITION HELD WITH FUNDS AND                  PRINCIPAL OCCUPATION
        NAME, ADDRESS, AGE                 LENGTH OF SERVICE                       DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                 Vice President since 4/9/03         Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center                                        Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                                                  RiverSource Investments, LLC since 2006; Vice
Age 45                                                                 President - Investments, Ameriprise
                                                                       Certificate Company since 2003; Senior Vice
                                                                       President - Fixed Income, Ameriprise
                                                                       Financial, Inc. 2002-2006 and RiverSource
                                                                       Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------------------
Amy K. Johnson                     Vice President since 12/5/06        Chief Administrative Officer RiverSource
5228 Ameriprise Financial Center                                       Investments, LLC since 2009; Vice
Minneapolis, MN 55474                                                  President - Asset Management and Trust
Age 44                                                                 Company Services, RiverSource Investments,
                                                                       LLC, 2006-2009; Vice President - Operations
                                                                       and Compliance, RiverSource Investments, LLC,
                                                                       2004-2006; Director of Product
                                                                       Development - Mutual Funds, Ameriprise
                                                                       Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                     Treasurer since 7/10/02             Vice President - Investment Accounting,
105 Ameriprise Financial Center                                        Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                                                  Financial Officer, RiverSource Distributors,
Age 54                                                                 Inc. since 2006 and of RiverSource Fund
                                                                       Distributors, Inc. since 2008
--------------------------------------------------------------------------------------------------------------------
Scott R. Plummer                   Vice President, General             Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center   Counsel and Secretary               Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474              since 12/5/06                       2005; Chief Counsel, RiverSource
Age 50                                                                 Distributors, Inc. and Chief Legal Officer
                                                                       and Assistant Secretary, RiverSource
                                                                       Investments, LLC since 2006; Chief Counsel,
                                                                       RiverSource Fund Distributors, Inc. since
                                                                       2008; Vice President, General Counsel and
                                                                       Secretary, Ameriprise Certificate Company
                                                                       since 2005; Vice President - Asset Management
                                                                       Compliance, Ameriprise Financial, Inc., 2004-
                                                                       2005; Senior Vice President and Chief
                                                                       Compliance Officer, USBancorp Asset
                                                                       Management, 2002-2004
--------------------------------------------------------------------------------------------------------------------
Eleanor T.M. Hoagland              Chief Compliance Officer            Chief Compliance Officer, RiverSource
100 Park Avenue                    since 4/7/09                        Investments, LLC., Ameriprise Certificate
New York, NY 10017                                                     Company and RiverSource Service Corporation
Age 58                                                                 since 2009; Chief Compliance Officer for each
                                                                       of the Seligman funds since 2004; Money
                                                                       Laundering Prevention Officer and Identity
                                                                       Theft Prevention Officer for each of the
                                                                       Seligman funds 2008-2009; Managing Director,
                                                                       J. & W. Seligman & Co. Incorporated and Vice-
                                                                       President for each of the Seligman funds,
                                                                       2004-2008
--------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                     Money Laundering                    Vice President - Compliance, Ameriprise
2934 Ameriprise Financial Center   Prevention Officer                  Financial, Inc. since 2008; Anti-Money
Minneapolis, MN 55474              since 11/9/05 and Identity Theft    Laundering Officer, Ameriprise Financial,
Age 45                             Prevention Officer since 2008       Inc. since 2005; Compliance Director,
                                                                       Ameriprise Financial, Inc. 2004-2008
--------------------------------------------------------------------------------------------------------------------



RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds' Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds' service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 75

COMMITTEES OF THE BOARD
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not "interested persons" of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee also reviews candidates for Board membership, including candidates recommended by shareholders.

To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, RiverSource Family of Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year's annual meeting of stockholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate's family, including such candidate's spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate's knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate's ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate's ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above in Table 26. Further, in considering nominations, the Committee takes the following matrix into account in assessing how a candidate's professional background would fit into the mix of experiences represented by the then-current Board.



RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 76

                                                               PROFESSIONAL BACKGROUND - 2010
                                    ------------------------------------------------------------------------------------
                                    For Profit;  Non-Profit;
                                      CIO/CFO;   Government;                Legal;                         Distribution;
NAME                    Geographic    CEO/COO        CEO      Investment  Regulatory  Political  Academic    Marketing
----                    ----------  -----------  -----------  ----------  ----------  ---------  --------  -------------
------------------------------------------------------------------------------------------------------------------------
Blatz                       MN                        X                        X          X
------------------------------------------------------------------------------------------------------------------------
Carlson                     MN                        X                                   X
------------------------------------------------------------------------------------------------------------------------
Carlton                     NY                                     X           X
------------------------------------------------------------------------------------------------------------------------
Flynn                       MA                                                                       X
------------------------------------------------------------------------------------------------------------------------
Jones                       MD                                                 X
------------------------------------------------------------------------------------------------------------------------
Laikind                     NY           X                         X                                             X
------------------------------------------------------------------------------------------------------------------------
Lewis                       MN                        X                                              X
------------------------------------------------------------------------------------------------------------------------
Maher                       CT           X                         X
------------------------------------------------------------------------------------------------------------------------
Paglia                      NY           X                         X
------------------------------------------------------------------------------------------------------------------------
Richie                      MI           X                                     X
------------------------------------------------------------------------------------------------------------------------
Taunton-Rigby               MA           X                         X
------------------------------------------------------------------------------------------------------------------------
                          PROFESSIONAL
                          BACKGROUND -
                              2010
                        ----------------
                              Audit
                           Committee;
NAME                    Financial Expert
----                    ----------------
----------------------------------------
Blatz
----------------------------------------
Carlson
----------------------------------------
Carlton                         X
----------------------------------------
Flynn
----------------------------------------
Jones                           X
----------------------------------------
Laikind                         X
----------------------------------------
Lewis
----------------------------------------
Maher                           X
----------------------------------------
Paglia                          X
----------------------------------------
Richie
----------------------------------------
Taunton-Rigby                   X
----------------------------------------


With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors' increased access to information regarding the funds' investment manager, which is the funds' most significant service provider.

The committee held       meetings during the last fiscal year.

COMPLIANCE COMMITTEE -- Supports the funds' maintenance of a strong compliance program by providing a forum for Independent Directors to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with Independent Directors on a regular basis to discuss compliance matters. The committee held meetings during the last fiscal year.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process. The committee held meetings during the last fiscal year.

DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate. The committee held meetings during the fiscal year.

EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board. The committee held meeting during the last fiscal year.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. The committee held meetings during the last fiscal year.

AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds' financial statements and independent audits as well as the funds' compliance with legal and regulatory requirements relating to the funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds' risks by, among other things, meeting with the funds' internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds' Disclosure Controls and Procedures. The committee held meetings during the last fiscal year.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 77

BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2009 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.

                  TABLE 23. BOARD MEMBER HOLDINGS -- ALL FUNDS

Based on net asset values as of Dec. 31, 2009:


                                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
                                                                      ALL
BOARD MEMBER                                            FUNDS OVERSEEN BY BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz                                                    Over $100,000
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                   Over $100,000
----------------------------------------------------------------------------------------------
Pamela G. Carlton                                              $50,001-$100,000
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                Over $100,000*
----------------------------------------------------------------------------------------------
Anne P. Jones                                                     Over $100,000
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                   Over $100,000
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                            Over $100,000*
----------------------------------------------------------------------------------------------
John F. Maher                                                    Over $100,000*
----------------------------------------------------------------------------------------------
Catherine James Paglia                                           Over $100,000*
----------------------------------------------------------------------------------------------
Leroy C. Richie                                                   Over $100,000
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                              Over $100,000
----------------------------------------------------------------------------------------------
William F. Truscott                                               Over $100,000
----------------------------------------------------------------------------------------------



* Includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the fiscal year ended Dec. 31, 2008.

                TABLE 24. BOARD MEMBER COMPENSATION -- ALL FUNDS


                                                TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS
BOARD MEMBER(A)                                              PAID TO BOARD MEMBER
----------------------------------------------------------------------------------------------
Kathleen Blatz
----------------------------------------------------------------------------------------------
Arne H. Carlson
----------------------------------------------------------------------------------------------
Pamela G. Carlton
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                                      (b)
----------------------------------------------------------------------------------------------
Anne P. Jones
----------------------------------------------------------------------------------------------
Jeffrey Laikind
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                                  (b)
----------------------------------------------------------------------------------------------
John F. Maher                                                          (c)
----------------------------------------------------------------------------------------------
Catherine James Paglia                                                 (b)
----------------------------------------------------------------------------------------------
Leroy C. Richie
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby
----------------------------------------------------------------------------------------------



   (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.

   (b) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of
       $     , $      and $     , respectively. Amount deferred by fund is set
       forth in Table 25. Additional information regarding the deferred compensation plan is described below.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 78

The Independent Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Directors, the Independent Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Directors also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Directors, and that they undertake significant legal responsibilities. The Independent Directors also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Directors take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the Independent Directors, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other Independent Directors.

Effective Jan. 1, 2010, Independent Directors will be paid an annual retainer of $125,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special meetings conducted by telephone. In 2010, the Board's Chair will receive total annual cash compensation of $430,000.

The Independent Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during the fiscal year ended Dec. 31, 2009.

             TABLE 25. BOARD MEMBER COMPENSATION -- INDIVIDUAL FUNDS


                                                                  Aggregate Compensation from Fund
                                 --------------------------------------------------------------------------------------------------
                                                                                                                           Taunton-
FUND                              Blatz   Carlson  Carlton   Flynn    Jones   Laikind   Lewis    Maher    Paglia   Richie    Rigby
-----------------------------------------------------------------------------------------------------------------------------------
Balanced -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Cash Management -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Core Equity -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Davis New York Venture -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity
Income -- total
Amount deferred

Dynamic Equity -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap
Value -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 79

                                                                  Aggregate Compensation from Fund
                                 --------------------------------------------------------------------------------------------------
                                                                                                                           Taunton-
FUND                              Blatz   Carlson  Carlton   Flynn    Jones   Laikind   Lewis    Maher    Paglia   Richie    Rigby
-----------------------------------------------------------------------------------------------------------------------------------
Global Inflation Protected
Securities -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Growth -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Income Opportunities -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
International
Opportunity -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Larger-Cap Value -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap
Value -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S.
Government -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------
Smaller-Cap Value -- total
Amount deferred
-----------------------------------------------------------------------------------------------------------------------------------



The funds in the RiverSource Family of Funds, RiverSource Investments, unaffiliated and affiliated subadvisers, and RiverSource Fund Distributors have each adopted a Code of Ethics (collectively, the "Codes") and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund's access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 80

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the "District Court"). In response to defendant's motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the "Eighth Circuit") on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Board of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J.&W. Seligman & Co., Inc. ("Seligman"). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the "Seligman Funds"); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York ("NYAG"). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the "Seligman Parties"), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay

RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 81

$11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in the funds' Annual Report for the fiscal years ended Dec. 31, 2007 or later were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The financial statements for periods ended on or before Dec. 31, 2006 were audited by other auditors. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                  Page 82

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

    - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    - Nature of and provisions of the obligation.

    - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                 Page A-1

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                 Page A-2

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                 Page A-3

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                 Page A-4

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2008                                                                 Page A-5

                                                                      APPENDIX B

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                             S-6466-20 AE (5/10)


RiverSource Variable Portfolio Funds - Statement of Additional Information - May
1, 2009                                                                 Page B-1

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1) Amendment No. 1 to the Agreement and Declaration of Trust effective Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (a) to Registrant's Registration Statement No. 333-146374 is incorporated by reference.

(a)(2) Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008, filed electronically on or about April 21, 2008 as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(a)(3) Amendment No. 3 to the Agreement and Declaration of Trust effective Jan. 8, 2009 filed electronically on or about April 29, 2009 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(b) By-laws filed electronically on or about Sept. 28, 2007 as Exhibit (b) to Registrant's Registration Statement No. 333-146374 are incorporated by reference.

(c)       Stock Certificate: Not applicable.

(d)(1) Investment Management Services Agreement, between Registrant and RiverSource Investments, LLC filed electronically on or about Jan. 29, 2010 as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(2) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(3) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Donald Smith & Co., Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(25) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(4) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(5) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Barrow, Hanley, Mewhinney & Strauss, Inc., filed electronically on or about May 24, 2006 as Exhibit (d)(27) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(6) Subadvisory Agreement, dated March 1, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about April 21, 2006 as Exhibit (d)(19) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(7) Amendment One to Subadvisory Agreement, dated April 24, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about May 24, 2006 as Exhibit (d)(3) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(8) Subadvisory Agreement, dated Nov. 13, 2008, between River Road Asset Management, LLC and RiverSource Investments, LLC filed electronically on or about Feb. 27, 2009 as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(9) Subadvisory Agreement, dated Sept. 24, 2006, between WEDGE Capital Management L.L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(11) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(10) Subadvisory Agreement, dated Sept. 24, 2006, between Systematic Financial Management, L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(12) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(11) Subadvisory Agreement, dated July 16, 2007, between Denver Investment Advisors LLC and RiverSource Investments, LLC filed electronically on or about Dec. 14, 2007 as Exhibit (d)(13) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(12) Subadvisory Agreement by and between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 26, 2004 as Exhibit (d)(6) to AXP Strategy Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(13) Amendment, dated July 21, 2003, to Subadvisory Agreement between American Express Financial Corporation and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 24, 2006 as Exhibit (d)(8) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(14) Subadvisory Transfer Agreement between Ameriprise Financial, Inc., RiverSource Investments, LLC and Turner Investment Partners, Inc., dated Oct. 1, 2005, filed electronically on or about May 24, 2006 as Exhibit (d)(9) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(15) Amendment Two, dated Nov. 11, 2005, to Subadvisory Agreement between RiverSource Investments, LLC and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 24, 2006 as Exhibit (d)(10) to RiverSource Strategy Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(16) Amendment Three, dated Apri1 10, 2008, to Subadvisory Agreement between RiverSource Investments, LLC and Turner Investment Partners, Inc., dated April 7, 2003, filed electronically on or about May 27, 2008 as Exhibit (d)(14) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(17) Subadvisory Agreement, dated June 11, 2008 between RiverSource Investments, LLC and Threadneedle International Limited, filed electronically on or about Oct. 29, 2008 as Exhibit (d)(2) to RiverSource Global Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 33-25824 is incorporated by reference.

(d)(18) Amendment One to Amended and Restated Subadvisory Agreement, dated July 13, 2009, between RiverSource Investments, LLC and Threadneedle International Limited filed electronically on or about Dec. 29. 2009 as Exhibit (d)(3) to RiverSource International Series, Inc. Post-Effective Amendment No. 52 to Registration Statement No. 2-92309 is incorporated by reference.

(d)(19) Investment Management Services Agreement, between Registrant, on behalf of new series, and RiverSource Investments, LLC to be filed by Amendment.

(e)(1) Distribution Agreement between Registrant and RiverSource Fund Distributors, Inc., dated May 1, 2009 filed electronically on or about Jan. 29, 2010 as Exhibit (e)(1) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-146374 is incorporated by reference.

(e)(2) Distribution Agreement between Registrant, on behalf of new series, and RiverSource Fund Distributors, Inc. to be filed by Amendment.

(f) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(g)(1) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(g)(2) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. for new series to be filed by Amendment.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Sept. 25, 2009 as Exhibit (h)(1) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(2) Transfer Agency and Servicing Agreement between Registrant and RiverSource Service Corporation, dated May 8, 2009, filed electronically on or about Jan. 29, 2010 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(3) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated Sept. 14, 2009 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Fund Distributors, Inc. and the Registrant filed electronically on or about Sept. 25, 2009 as Exhibit (h)(11) to RiverSource Large Cap Series, Inc. Post-Effective Amendment No. 86 to Registration Statement No. 2-38355 is incorporated by reference.

(h)(4) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Family of Funds filed electronically on or about Feb. 27, 2009 as Exhibit (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(5) Form of License Agreement, dated July 10, 2004, between Threadneedle Asset Management Holdings Limited and the Registrant filed electronically on or about Dec. 24, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 58 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(6) Form of License Agreement Amendment, dated May 15, 2008, between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about June 30, 2008 as Exhibit (h)(10) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(h)(7) Form of License Agreement Amendment between Threadneedle Asset Management Holdings Limited and RiverSource Global Series, Inc., RiverSource International Series, Inc. and RiverSource Variable Series Trust filed electronically on or about July 8, 2009 as Exhibit (h)(10) to RiverSource International Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-92309 is incorporated by reference.

(h)(8) Agreement and Plan of Reorganization, dated Sept. 11, 2007, between RiverSource Variable Portfolio Funds, as series of Minnesota corporations, and corresponding RiverSource Variable Portfolio Funds, each a series of RiverSource Variable Portfolio Trust, a Massachusetts business trust, and between RiverSource Variable Portfolio - Core Bond Fund, a series of RiverSource Variable Series Trust, and RiverSource Variable Portfolio - Diversified Bond Fund, a series of RiverSource Variable Series Trust, filed electronically on or about April 21, 2008 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(h)(9) Administrative Services Agreement between Registrant, on behalf of new series, and Ameriprise Financial, Inc. to be filed by Amendment.

(h)(10) Transfer Agency and Servicing Agreement between Registrant, on behalf of new series, and RiverSource Service Corporation, to be filed by Amendment.

(i) Opinion and consent of counsel as to the legality of the securities being registered to be filed by Amendment.

(j) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP): to be filed by Amendment.

(k)       Omitted Financial Statements: Not Applicable.

(l)       Initial Capital Agreement: Not Applicable.

(m)(1) Plan and Agreement of Distribution between Registrant and RiverSource Fund Distributors, Inc., dated May 1, 2009 filed electronically on or about Jan. 29, 2010 as Exhibit (m)(1) to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-146374 is incorporated by reference.

(m)(2) Plan and Agreement of Distribution between Registrant, on behalf of new series, and RiverSource Fund Distributors, Inc., to be filed by Amendment.

(n)       Rule 18f - 3(d) Plan to be filed by Amendment.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2009, filed electronically on or about Nov. 30, 2009 as Exhibit (p)(3) to RiverSource Tax-Exempt Income Series, Inc. Post-Effective Amendment No. 51 to Registration Statement No. 2-63552 is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Fundamental Value and RiverSource Partners Fundamental Value Funds' Subadviser Davis Selected Advisers, L.P., as amended effective Feb. 1, 2005, filed electronically on or about April 21, 2006, as Exhibit (p)(8) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005, revised June 1, 2006 filed electronically on or about April 24, 2007 as Exhibit (p)(4) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Jan. 2007, filed electronically on or about April 24, 2007 as Exhibit (p)(5) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(7) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser River Road Asset Management, LLC, dated Jan 1, 2008, filed electronically on or about April 29, 2009 as Exhibit (p)(7) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(8) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Select Value Fund's Subadviser WEDGE Capital Management L.L.P. revised Sept. 9, 2008 filed electronically on or July 27, 2009 as Exhibit (p)(14) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 21 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(9) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Select Value Fund's Subadviser Systematic Financial Management L.P. effective July 1, 2007, filed electronically on or July 27, 2009 as Exhibit (p)(13) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 21 to Registration Statement No. 333-57852 is incorporated by reference.

(p)(10) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser Denver Investment Advisors LLC effective Feb. 15, 2007, filed electronically on or about April 21, 2008 as Exhibit (p)(10) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(11) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser Turner Investment Partners, Inc. filed electronically on or about April 29, 2009 as Exhibit (p)(11) to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(12) Code of Ethics, dated March 2006, adopted under Rule 17j-1, for Threadneedle Asia Pacific Fund, Threadneedle Emerging Markets Fund's, Threadneedle Global Equity Fund's, Threadneedle Global Equity Income Fund's, Threadneedle Global Extended Alpha Fund's, Threadneedle Variable Portfolio - Emerging Markets Fund and Threadneedle Variable Portfolio - International Opportunity Fund's Subadviser Threadneedle International Ltd., filed electronically on or about June 30, 2008, as Exhibit (p)(3) to RiverSource Global Series, Inc. Post-Effective Amendment No. 56 to Registration Statement No. 33-25824 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 8, 2009, filed electronically on or about Feb. 27, 2009 as Exhibit (q) to Registrant's Post-Effective Amendment No. 4 Registration Statement No. 333-146374 is incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with Registrant:

     RiverSource Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaims beneficial ownership of all shares of the Registrant.

Item 25. Indemnification

     The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
Neysa M. Alecu,                 Advisory Capital Partners       Dissolved           Anti-Money Laundering Officer
Anti-Money Laundering Officer   LLC                                                 (resigned 5/23/06)

                                Advisory Capital Strategies                         Anti-Money Laundering Officer
                                Group Inc.

                                Advisory Convertible            Dissolved           Anti-Money Laundering Officer
                                Arbitrage LLC                                       (resigned 5/23/06)

                                Advisory Select LLC             Dissolved           Anti-Money Laundering Officer
                                                                                    (resigned 5/1/07)

                                American Enterprise             70400 AXP           Anti-Money Laundering Officer
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Anti-Money Laundering Officer
                                Insurance Company                                   (resigned 12/30/06)

                                American Enterprise REO 1 LLC   Dissolved           Anti-Money Laundering Officer
                                                                                    (resigned 6/13/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Alabama Inc.                              (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Arizona Inc.                              (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Idaho Inc.                                (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Maryland Inc.                             (resigned 7/27/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Massachusetts Inc.                        (resigned 8/18/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Nevada Inc.                               (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of New Mexico Inc.                           (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Oklahoma Inc.                             (resigned 6/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Texas Inc.                                (resigned 7/29/07)

                                American Express Insurance      Dissolved           Anti-Money Laundering Officer
                                Agency of Wyoming Inc.                              (resigned 7/2/07)

                                American Partners Life          Dissolved           Anti-Money Laundering Officer
                                Insurance Company                                   (resigned 12/30/06)

                                Ameriprise Auto & Home          3500 Packerland     Anti-Money Laundering Officer
                                Insurance Agency, Inc.          Drive
                                                                De Pere, WI 54115

                                Ameriprise Certificate          70100 Ameriprise    Anti-Money Laundering Officer
                                Company                         Financial Center,   (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Anti-Money Laundering Officer
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Anti-Money Laundering Officer
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                Ameriprise Trust Company        200 Ameriprise      Anti-Money Laundering Officer
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Boston Equity General                               Anti-Money Laundering Officer
                                Partner LLC

                                IDS Capital Holdings Inc.                           Anti-Money Laundering Officer

                                IDS Management Corporation                          Anti-Money Laundering Officer

                                RiverSource Distributors,       50611 Ameriprise    Anti-Money Laundering Officer
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Life Insurance      829 Ameriprise      Anti-Money Laundering Officer
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Anti-Money Laundering Officer
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

Patrick Thomas Bannigan,        Ameriprise Trust Company        200 Ameriprise      Director, Senior Vice President
Director and Senior Vice                                        Financial Center,
President - Asset Management,                                   Minneapolis, MN
Products and Marketing                                          55474

                                RiverSource Distributors,       50611 Ameriprise    Vice President
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Director
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

Walter S. Berman,               Advisory Capital Partners       Dissolved           Treasurer  (resigned 5/23/06)
Treasurer                       LLC

                                Advisory Capital Strategies                         Treasurer
                                Group Inc.

                                Advisory Convertible            Dissolved           Treasurer   (resigned 5/23/06)
                                Arbitrage LLC

                                Advisory Select LLC             Dissolved           Treasurer   (resigned 5/1/07)

                                American Centurion Life         Dissolved           Vice President and Treasurer (resigned
                                Assurance Company                                   12/30/06)

                                American Enterprise             70400 AXP           Treasurer
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Vice President and Treasurer (resigned
                                Insurance Company                                   12/30/06)

                                American Enterprise REO 1       Dissolved           Treasurer (resigned 6/13/07)
                                LLC

                                American Express Financial      Dissolved           Vice President and Treasurer
                                Advisors, Japan Inc.                                 (resigned 2/4/08)

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Alabama, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Arizona, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Idaho, Inc.



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                American Express Insurance      Dissolved           Treasurer (resigned 7/27/07)
                                Agency of Maryland, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 8/18/07)
                                Agency of Massachusetts,
                                Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Nevada, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of New Mexico, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 6/29/07)
                                Agency of Oklahoma, Inc.

                                American Express Insurance      Dissolved           Treasurer (resigned 7/2/07)
                                Agency of Wyoming, Inc.

                                American Express Property                           Treasurer
                                Casualty Insurance Agency of
                                Kentucky, Inc.

                                American Express Property                           Treasurer
                                Casualty Insurance Agency of
                                Maryland, Inc.

                                American Express Property                           Treasurer
                                Casualty Insurance Agency of
                                Pennsylvania, Inc.

                                American Partners Life          Dissolved           Vice President and Treasurer (resigned
                                Insurance Company                                   12/30/06)

                                Ameriprise Auto & Home          3500 Packerland     Treasurer
                                Insurance Agency Inc.           Drive
                                                                De Pere, WI 54115

                                Ameriprise Bank, FSB            9393 Ameriprise     Treasurer
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Captive Insurance                        Director and Treasurer
                                Company

                                Ameriprise Certificate          70100 Ameriprise    Treasurer and Investment Committee
                                Company                         Financial Center,   Member (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Executive Vice President, Chief
                                                                Financial Center,   Financial Officer and Treasurer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Director and Treasurer
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Treasurer
                                                                Drive
                                                                De Pere, WI 54115

                                AMEX Assurance Company          Dissolved           Treasurer (resigned 3/15/07)

                                Boston Equity General                               Treasurer
                                Partner LLC

                                IDS Cable Corporation           Dissolved           Treasurer (resigned 5/31/07)

                                IDS Cable II Corporation        Dissolved           Treasurer (resigned 6/18/07)

                                IDS Capital Holdings Inc.                           Treasurer

                                IDS Management Corporation                          Treasurer

                                IDS Partnership Services        Dissolved           Treasurer (resigned 6/18/07)
                                Corporation

                                IDS Property Casualty           3500 Packerland     Treasurer
                                Insurance Company               Drive
                                                                De Pere, WI 54115



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                IDS Realty Corporation          Dissolved           Treasurer (resigned 6/18/07)

                                IDS REO 1, LLC                                      Treasurer

                                IDS REO 2, LLC                                      Treasurer

                                Investors Syndicate                                 Vice President and Treasurer
                                Development Corporation

                                Kenwood Capital Management      333 S. 7th Street,  Treasurer (resigned 9/30/06)
                                LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource CDO Seed                                Treasurer
                                Investments, LLC

                                RiverSource Distributors,       50611 Ameriprise    Treasurer
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Distributors Ltd    Dissolved           Treasurer (resigned)

                                RiverSource Life Insurance      20 Madison          Vice President and Treasurer
                                Company of New York             Ave. Extension,
                                                                Albany, NY 12005

                                RiverSource Life Insurance      829 Ameriprise      Vice President and Treasurer
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Treasurer
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Tax Advantaged                          Treasurer
                                Investments, Inc.

                                Securities America Advisors     12325 Port Grace    Director
                                Inc.                            Blvd., Lavista,
                                                                NE  68128-8204

                                Securities America Financial    7100 W. Center      Director
                                Corporation                     Rd., Ste. 500,
                                                                Omaha, NE
                                                                68106-2716

                                Securities America, Inc.        12325 Port Grace    Director
                                                                Blvd., Lavista,
                                                                NE  68128

                                Threadneedle Asset              60 St. Mary Axe,    Director
                                Management Holdings Ltd.        London EC3A 8JQ

Richard N. Bush,                Advisory Capital Partners       Dissolved           Senior Vice President - Corporate Tax
Senior Vice President,          LLC                                                 (resigned 5/23/06)
Corporate Tax
                                Advisory Capital Strategies                         Senior Vice President - Corporate Tax
                                Group Inc.

                                Advisory Convertible            Dissolved           Senior Vice President - Corporate Tax
                                Arbitrage LLC                                       (resigned 5/23/06)

                                American Centurion Life         Dissolved           Senior Vice President - Corporate Tax
                                Assurance Company                                   (resigned 12/30/06)

                                American Enterprise             70400 AXP           Senior Vice President - Corporate Tax
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Senior Vice President - Corporate Tax
                                Insurance Company                                   (resigned 12/30/06)

                                American Enterprise REO 1       Dissolved           Senior Vice President - Corporate Tax
                                LLC                                                 (resigned 6/13/07)

                                American Express Financial      Dissolved           Senior Vice President - Corporate Tax
                                Advisors Japan, Inc.                                (resigned 2/4/08)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Alabama, Inc.                             (resigned 6/29/07)



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Arizona, Inc.                             (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Idaho, Inc.                               (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Maryland, Inc.                            (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Massachusetts,                            (resigned 6/29/07)
                                Inc.

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Nevada, Inc.                              (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of New Mexico, Inc.                          (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Oklahoma, Inc.                            (resigned 6/29/07)

                                American Express Insurance      Dissolved           Senior Vice President - Corporate Tax
                                Agency of Wyoming, Inc.                             (resigned 7/2/07)

                                American Express Property                           Senior Vice President - Corporate Tax
                                Casualty Insurance Agency of
                                Kentucky, Inc.

                                American Express Property                           Senior Vice President - Corporate Tax
                                Casualty Insurance Agency of
                                Maryland, Inc.

                                American Express Property                           Senior Vice President - Corporate Tax
                                Casualty Insurance Agency of
                                Pennsylvania, Inc.

                                American Partners Life          Dissolved           Senior Vice President - Corporate Tax
                                Insurance Company                                   (resigned 12/30/06)

                                Ameriprise Bank, FSB            9393 Ameriprise     Senior Vice President - Corporate Tax
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Senior Vice President - Corporate Tax
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Senior Vice President - Corporate Tax
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Senior Vice President - Corporate Tax
                                                                Drive
                                                                De Pere, WI 54115

                                AMEX Assurance Company          Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 9/30/07)

                                Boston Equity General                               Senior Vice President - Corporate Tax
                                Partner LLC

                                IDS Cable Corporation           Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 5/31/07)

                                IDS Cable II Corporation        Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 6/18/07)

                                IDS Capital Holdings Inc.                           Senior Vice President - Corporate Tax

                                IDS Futures Corporation         570 Ameriprise      Senior Vice President - Corporate Tax
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                IDS Management Corporation                          Senior Vice President - Corporate Tax

                                IDS Property Casualty           3500 Packerland     Senior Vice President - Corporate Tax
                                Insurance Company               Drive
                                                                De Pere, WI 54115



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                IDS Realty Corporation          Dissolved           Senior Vice President - Corporate Tax
                                                                                    (resigned 6/18/07)

                                IDS REO 1, LLC                                      Senior Vice President - Corporate Tax

                                IDS REO 2, LLC                                      Senior Vice President - Corporate Tax

                                RiverSource Life Insurance      20 Madison          Senior Vice President - Corporate Tax
                                Company of New York             Ave. Extension,     and  Authorized Officer - Derivatives
                                                                Albany, NY 12005    Use Plan

                                RiverSource Life Insurance      829 Ameriprise      Senior Vice President - Corporate Tax
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Senior Vice President - Corporate Tax
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Tax Advantaged                          Senior Vice President - Corporate Tax
                                Investments, Inc.

Peter Arthur Gallus,            Advisory Capital Partners LLC   Dissolved           President, Chief Operating Officer and
Senior Vice President, Chief                                                        Chief Compliance Officer(resigned
Operating Officer and                                                               5/23/06)
Assistant Treasurer
                                Advisory Capital Strategies                         Director, President, Chief Operating
                                Group Inc.                                          Officer and Chief Compliance Officer

                                Advisory Convertible            Dissolved           President, Chief Operating Officer and
                                Arbitrage LLC                                       Chief Compliance Officer (resigned
                                                                                    5/23/06)

                                Advisory Select LLC             Dissolved           President and Chief Operating
                                                                                    Officer(resigned 5/1/07)

                                Ameriprise Financial, Inc.      200 Ameriprise      Vice President - Investment
                                                                Financial Center,   Administration
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Vice President - CAO-AEFA Investment
                                Services, Inc.                  Financial Center,   Management
                                                                Minneapolis, MN
                                                                55474

                                Boston Equity General                               President, Chief Operating Officer and
                                Partner LLC                                         Chief Compliance Officer

                                IDS Capital Holdings Inc.                           Vice President and Controller

                                Kenwood Capital Management      333 S. 7th Street,  Board Member
                                LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

Christopher Paul Keating,       Ameriprise Trust Company        200 Ameriprise      Director, Head of Institutional Sales,
Head of Institutional Sales,                                    Financial Center,   Client Service and Consultant
Client Service and Consultant                                   Minneapolis, MN     Relationships
Relationships                                                   55474

                                Kenwood Capital Management      333 S. 7th Street,  Board Member
                                LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

Michelle Marie Keeley,          Ameriprise Bank, FSB            9393 Ameriprise     Director
Executive Vice President -                                      Financial Center,
Equity and Fixed Income                                         Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      Executive Vice President - Equity and
                                                                Financial Center,   Fixed Income
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                Ameriprise Financial            5221 Ameriprise     Executive Vice President - Equity and
                                Services, Inc.                  Financial Center,   Fixed Income
                                                                Minneapolis, MN
                                                                55474

                                IDS Property Casualty           3500 Packerland     Vice President - Investments
                                Insurance Company               Drive
                                                                De Pere, WI 54115

                                Kenwood Capital Management      333 S. 7th          Board Member
                                LLC                             Street, Suite
                                                                2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource CDO Seed                                Chairperson and President
                                Investments, LLC

                                RiverSource Life Insurance      829 Ameriprise      Vice President - Investments
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Life Insurance      20 Madison          Vice President - Investments
                                Company of New York             Ave. Extension,
                                                                Albany, NY 12005

                                American Centurion Life         Dissolved           Vice President - Investments (resigned
                                Assurance Company                                   12/30/06)

                                American Enterprise Life        Dissolved           Vice President - Investments (resigned
                                Insurance Company                                   12/30/06)

                                American Partners Life          Dissolved           Vice President - Investments,
                                Insurance Company                                   Investment Committee Member (resigned
                                                                                    12/30/06)

                                Ameriprise Certificate          70100 Ameriprise    Vice President - Investments,
                                Company                         Financial Center,   Investment Committee Member (resigned
                                                                Minneapolis, MN     8/24/07)
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Vice President - Investments (resigned
                                                                Drive               9/18/06)
                                                                De Pere, WI 54115

                                AMEX Assurance Company                              Vice President - Investments (resigned
                                                                                    9/30/2007)

Jennifer Davis Lammers,         Kenwood Capital Management      333 S. 7th Street,  Chief Compliance Officer
Chief Compliance Officer        LLC                             Suite 2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource Service             734 Ameriprise      Chief Compliance Officer
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474

Brian Joseph McGrane,           Advisory Capital Partners LLC   Dissolved           Vice President and Chief Financial
Director, Vice President and                                                        Officer  (resigned 5/23/06)
Chief Financial Officer
                                Advisory Capital Strategies                         Vice President and Chief Financial
                                Group Inc.                                          Officer

                                Advisory Convertible            Dissolved           Vice President and Chief Financial
                                Arbitrage LLC                                       Officer(resigned 5/23/06)

                                Advisory Select LLC             Dissolved           Vice President and Chief Financial
                                                                                    Officer(resigned 5/1/07)

                                Ameriprise Financial, Inc.      200 Ameriprise      Senior Vice President and Lead
                                                                Financial Center,   Financial Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Vice President and Lead Financial
                                Services, Inc.                  Financial Center,   Officer - Finance
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                Ameriprise Trust Company        200 Ameriprise      Director
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Boston Equity General                               Vice President and Chief Financial
                                Partner LLC                                         Officer

                                RiverSource CDO Seed                                Board Member
                                Investments, LLC

                                RiverSource Life Insurance      829 Ameriprise      Director, Executive Vice President and
                                Company                         Financial Center,   Chief Financial Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Certificate          70100 Ameriprise    Vice President and Chief Financial
                                Company                         Financial Center,   Officer (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Director, Executive Vice President and
                                Insurance Company                                   Chief Financial Officer (resigned
                                                                                    12/30/06)

                                American Partners Life          Dissolved           Director (resigned 12/30/06)
                                Insurance Company

Thomas R. Moore,                Advisory Capital Strategies                         Secretary
Secretary                       Group Inc.

                                American Centurion Life         Dissolved           Secretary (resigned 12/30/06)
                                Assurance Company

                                American Enterprise             70400 AXP           Secretary
                                Investment Services Inc.        Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                American Enterprise Life        Dissolved           Secretary (resigned 12/30/06)
                                Insurance Company

                                American Enterprise REO 1       Dissolved           Secretary (resigned 6/13/07)
                                LLC

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Alabama, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Arizona, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Idaho, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 7/27/07)
                                Agency of Maryland, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 8/18/07)
                                Agency of Massachusetts,
                                Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Nevada, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of New Mexico, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 6/29/07)
                                Agency of Oklahoma, Inc.

                                American Express Insurance      Dissolved           Secretary (resigned 7/2/07)
                                Agency of Wyoming, Inc.

                                American Express Property                           Secretary
                                Casualty Insurance Agency of
                                Kentucky, Inc.

                                American Express Property                           Secretary
                                Casualty Insurance Agency of
                                Maryland, Inc.



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                American Express Property                           Secretary
                                Casualty Insurance Agency of
                                Pennsylvania, Inc.

                                American Partners Life          Dissolved           Secretary (resigned 12/30/06)
                                Insurance Company

                                Ameriprise Bank, FSB            9393 Ameriprise     Secretary
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Captive Insurance                        Assistant Secretary
                                Company

                                Ameriprise Financial, Inc.      200 Ameriprise      Vice President, Chief Governance
                                                                Financial Center,   Officer and Corporate Secretary
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Secretary
                                Services, Inc.                  Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Insurance Company    3500 Packerland     Secretary
                                                                Drive
                                                                De Pere, WI 54115

                                Ameriprise Trust Company        200 Ameriprise      Secretary
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                AMEX Assurance Company          Dissolved           Secretary (resigned 9/30/07)

                                IDS Cable Corporation           Dissolved           Secretary (resigned 5/31/07)

                                IDS Cable II Corporation        Dissolved           Secretary (resigned 6/18/07)

                                IDS Capital Holdings Inc.                           Secretary

                                IDS Futures Corporation         570 Ameriprise      Secretary
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                IDS Management Corporation                          Secretary

                                IDS Property Casualty           3500 Packerland     Secretary
                                Insurance Company               Drive
                                                                De Pere, WI 54115

                                IDS Realty Corporation          Dissolved           Secretary (resigned 6/18/07)

                                IDS REO 1, LLC                                      Secretary

                                IDS REO 2, LLC                                      Secretary

                                Investors Syndicate                                 Secretary
                                Development Corporation

                                RiverSource CDO Seed                                Secretary
                                Investments, LLC

                                RiverSource Distributors,       50611 Ameriprise    Secretary
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Life Insurance      20 Madison          Secretary
                                Company of New York             Ave. Extension,
                                                                Albany, NY 12005

                                RiverSource Life Insurance      829 Ameriprise      Secretary
                                Company                         Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Secretary
                                Corporation                     Financial Center,
                                                                Minneapolis, MN
                                                                55474



Name and Title                  Other Companies                 Address*            Title within other companies
-----------------------------   -----------------------------   -----------------   --------------------------------------
                                RiverSource Tax Advantaged                          Secretary
                                Investments, Inc.

                                Securities America Financial    7100 W. Center      Secretary (resigned 11/19/07)
                                Corporation                     Rd., Ste. 500,
                                                                Omaha, NE
                                                                68106-2716

Scott Roane Plummer,            Ameriprise Financial, Inc.      200 Ameriprise      Vice President - Asset Management
Chief Legal Officer and                                         Financial Center,   Compliance
Assistant Secretary                                             Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Vice President and Chief Counsel -
                                Services, Inc.                  Financial Center,   Asset Management
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Distributors,       50611 Ameriprise    Chief Counsel
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                RiverSource Service             734 Ameriprise      Vice President, Chief Legal Officer
                                Corporation                     Financial Center,   and Assistant Secretary
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Certificate          70100 Ameriprise    Vice President, General Counsel and
                                Company                         Financial Center,   Secretary (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

William Frederick 'Ted'         Advisory Capital Strategies                         Director
Truscott                        Group Inc.
Chairman, Chief Investment
Officer and President           Ameriprise Certificate          70100 Ameriprise    Director, President and Chief
                                Company                         Financial Center,   Executive Officer (resigned 8/24/07)
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial, Inc.      200 Ameriprise      President - U.S. Asset Management,
                                                                Financial Center,   Annuities and Chief Investment Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Financial            5221 Ameriprise     Senior Vice President and Chief
                                Services, Inc.                  Financial Center,   Investment Officer
                                                                Minneapolis, MN
                                                                55474

                                Ameriprise Trust Company        200 Ameriprise      Director
                                                                Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                IDS Capital Holdings Inc.                           Director and President

                                Kenwood Capital Management      333 S. 7th          Board Member
                                LLC                             Street, Suite
                                                                2330,
                                                                Minneapolis, MN
                                                                55402

                                RiverSource Distributors,       50611 Ameriprise    Chairman and Chief Executive Officer
                                Inc.                            Financial Center,
                                                                Minneapolis, MN
                                                                55474

                                Threadneedle Asset              60 St. Mary Axe,    Director
                                Management Holdings Ltd.        London EC3A 8JQ

* Unless otherwise noted, address is 50605 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter (RiverSource Distributors, Inc.)



(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

Name and
Principal Business
Address*                    Positions and Offices with Underwriter   Positions and Offices with Fund
-------------------------   --------------------------------------   -----------------------------------
Neysa M. Alecu              Anti-Money Laundering Officer            None

Gumer C. Alvero             Director and Vice President              None

Patrick Thomas Bannigan     Vice President                           President

Timothy V. Bechtold         Director and Vice President              None

Walter S. Berman            Treasurer                                None

Paul J. Dolan               Chief Operating Officer and Chief        None
                            Administrative Officer

Jeffrey P. Fox              Chief Financial Officer                  Treasurer

Jeffrey Lee McGregor, Sr.   President                                None

Thomas R. Moore             Secretary                                None

Scott Roane Plummer         Chief Counsel                            Vice President, General Counsel and
                                                                     Secretary

Julie A. Ruether            Chief Compliance Officer                 None

William Frederick 'Ted'     Chairman and Chief Executive Officer     Board Member and Vice President
Truscott

* Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)  Not Applicable

Item 28. Location of Accounts and Records

     Ameriprise Financial, Inc.
     707 Second Avenue, South
     Minneapolis, MN 55402

     Iron Mountain Records Management
     920 & 950 Apollo Road
     Eagan, MN 55121

     Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

     Not Applicable



Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE VARIABLE SERIES TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 1st day of March, 2010.

RIVERSOURCE VARIABLE SERIES TRUST


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of March, 2010.

Signature                               Capacity
-------------------------------------   ----------------------------------------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Trustee
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Trustee
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Trustee
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Trustee
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Trustee
-------------------------------------
Anne P. Jones

Signature                               Capacity
-------------------------------------   ----------------------------------------


/s/ Jeffrey Laikind*                    Trustee
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Trustee
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Trustee
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Trustee
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Trustee
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Trustee
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically on or about Feb. 27, 2009 as Exhibit (q) to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-146374, by:


/s/ Scott R. Plummer
-------------------------------------
Scott R. Plummer

    Contents of this Post-Effective Amendment No. 7 to Registration Statement
                                 No. 333-146374

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The prospectus for:

                                        Disciplined Asset Allocation Portfolios - Aggressive
                                        Disciplined Asset Allocation Portfolios - Moderately Aggressive
                                        Disciplined Asset Allocation Portfolios - Moderate
                                        Disciplined Asset Allocation Portfolios - Moderately Conservative
                                        Disciplined Asset Allocation Portfolios - Conservative

The prospectus for:

                                        RiverSource Variable Portfolio - Balanced Fund
                                        RiverSource Variable Portfolio - Cash Management Fund
                                        RiverSource Variable Portfolio - Diversified Bond Fund
                                        RiverSource Variable Portfolio - Diversified Equity Income Fund
                                        RiverSource Variable Portfolio - Dynamic Equity Fund
                                        RiverSource Variable Portfolio - Global Bond Fund
                                        RiverSource Variable Portfolio - Global Inflation Protected Securities Fund
                                        RiverSource Variable Portfolio - High Yield Bond Fund
                                        RiverSource Variable Portfolio - Income Opportunities Fund
                                        RiverSource Variable Portfolio - Mid Cap Growth Fund
                                        RiverSource Variable Portfolio - Mid Cap Value Fund
                                        RiverSource Variable Portfolio - S&P 500 Index Fund
                                        RiverSource Variable Portfolio - Short Duration U.S. Government Fund
                                        Seligman Variable Portfolio - Growth Fund
                                        Seligman Variable Portfolio - Larger-Cap Value Fund
                                        Seligman Variable Portfolio - Smaller-Cap Value Fund
                                        Threadneedle Variable Portfolio - Emerging Markets Fund
                                        Threadneedle Variable Portfolio - International Opportunity Fund
                                        Variable Portfolio - Davis New York Venture Fund
                                           (formerly RiverSource Partners Variable Portfolio - Fundamental Value Fund)
                                        Variable Portfolio - Goldman Sachs Mid Cap Value Fund
                                           (formerly RiverSource Partners Variable Portfolio - Select Value Fund)
                                        Variable Portfolio - Partners Small Cap Value Fund
                                           (formerly RiverSource Partners Variable Portfolio - Small Cap Value Fund)

The prospectus for:                     RiverSource Variable Portfolio - Core Equity Fund

Part B.

Statement of Additional Information for:

                                        Disciplined Asset Allocation Portfolios - Aggressive
                                        Disciplined Asset Allocation Portfolios - Moderately Aggressive
                                        Disciplined Asset Allocation Portfolios - Moderate
                                        Disciplined Asset Allocation Portfolios - Moderately Conservative
                                        Disciplined Asset Allocation Portfolios - Conservative

Statement of Additional Information for:

                                        RiverSource Variable Portfolio - Balanced Fund
                                        RiverSource Variable Portfolio - Cash Management
                                        Fund RiverSource Variable Portfolio - Diversified Bond Fund
                                        RiverSource Variable Portfolio - Core Equity Fund

                                        RiverSource Variable Portfolio - Diversified Equity Income Fund
                                        RiverSource Variable Portfolio - Dynamic Equity Fund
                                        RiverSource Variable Portfolio - Global Bond Fund
                                        RiverSource Variable Portfolio - Global Inflation Protected Securities Fund
                                        RiverSource Variable Portfolio - High Yield Bond Fund
                                        RiverSource Variable Portfolio - Income Opportunities Fund
                                        RiverSource Variable Portfolio - Mid Cap Growth Fund
                                        RiverSource Variable Portfolio - Mid Cap Value Fund
                                        RiverSource Variable Portfolio - S&P 500 Index Fund
                                        RiverSource Variable Portfolio - Short Duration U.S. Government Fund
                                        Seligman Variable Portfolio - Growth Fund
                                        Seligman Variable Portfolio - Larger-Cap Value Fund
                                        Seligman Variable Portfolio - Smaller-Cap Value Fund
                                        Threadneedle Variable Portfolio - Emerging Markets Fund
                                        Threadneedle Variable Portfolio - International Opportunity Fund
                                        Variable Portfolio - Davis New York Venture Fund
                                           (formerly RiverSource Partners Variable Portfolio - Fundamental Value Fund)
                                        Variable Portfolio - Goldman Sachs Mid Cap Value Fund
                                           (formerly RiverSource Partners Variable Portfolio - Select Value Fund)
                                        Variable Portfolio - Partners Small Cap Value Fund
                                           (formerly RiverSource Partners Variable Portfolio - Small Cap Value Fund)

Part C.

                                        Other information.

The signatures.